UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-07619

Nuveen Investment Trust

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: June 30

Date of reporting period: March 31, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Portfolio of Investments (Unaudited)

Nuveen Enhanced Core Equity Fund

March 31, 2010

Shares	Description (1)	Value
	COMMON STOCKS – 100.1%

	Aerospace & Defense – 2.9%

240	Boeing Company	$17,426

150	General Dynamics Corporation	11,580

50	Goodrich Corporation	3,526

270	Honeywell International Inc.	12,223

60	ITT Industries, Inc.	3,217

40	L-3 Communications Holdings, Inc.	3,665

100	Lockheed Martin Corporation	8,322

130	Northrop Grumman Corporation	8,524

50	Precision Castparts Corporation	6,335

140	Raytheon Company	7,997

50	Rockwell Collins, Inc.	3,129

350	United Technologies Corporation	25,763
	Total Aerospace & Defense	111,707
	Air Freight & Logistics – 0.9%

40	C.H. Robinson Worldwide, Inc.	2,234

50	Expeditors International of Washington, Inc.	1,846

110	FedEx Corporation	10,274

280	United Parcel Service, Inc., Class B	18,035
	Total Air Freight & Logistics	32,389
	Airlines – 0.1%

280	Southwest Airlines Co.	3,702
	Auto Components – 0.3%

120	Goodyear Tire & Rubber Company	1,517

290	Johnson Controls, Inc.	9,567
	Total Auto Components	11,084
	Automobiles – 0.6%

1,690	Ford Motor Company	21,243

80	Harley-Davidson, Inc.	2,246
	Total Automobiles	23,489
	Beverages – 2.2%

30	Brown-Forman Corporation	1,783

720	Coca-Cola Company	39,600

120	Coca-Cola Enterprises Inc.	3,319

50	Constellation Brands, Inc., Class A, (2)	822

90	Dr. Pepper Snapple Group	3,165

50	Molson Coors Brewing Company, Class B	2,103

490	PepsiCo, Inc.	32,418
	Total Beverages	83,210
	Biotechnology – 1.1%

280	Amgen Inc., (2)	16,733

80	Biogen Idec Inc., (2)	4,589

90	Celgene Corporation, (2)	5,576

20	Cephalon, Inc., (2)	1,356

50	Genzyme Corporation, (2)	2,591

Nuveen Investments	1

Portfolio of Investments (Unaudited)

Nuveen Enhanced Core Equity Fund (continued)

March 31, 2010

Shares	Description (1)	Value
	Biotechnology (continued)

220	Gilead Sciences, Inc., (2)	$10,006
	Total Biotechnology	40,851
	Building Products – 0.1%

150	Masco Corporation	2,328
	Capital Markets – 2.6%

100	Ameriprise Financial, Inc.	4,536

330	Bank of New York Company, Inc.	10,190

280	Charles Schwab Corporation	5,233

900	E*Trade Group Inc., (2)	1,485

30	Federated Investors Inc.	791

60	Franklin Resources, Inc.	6,654

230	Goldman Sachs Group, Inc.	39,245

140	Invesco LTD	3,067

70	Janus Capital Group Inc.	1,000

60	Legg Mason, Inc.	1,720

410	Morgan Stanley	12,009

60	Northern Trust Corporation	3,316

140	State Street Corporation	6,320

90	T. Rowe Price Group Inc.	4,944
	Total Capital Markets	100,510
	Chemicals – 1.8%

80	Air Products & Chemicals Inc.	5,916

30	Airgas, Inc.	1,909

20	CF Industries Holdings, Inc.	1,824

580	Dow Chemical Company	17,151

370	E.I. Du Pont de Nemours and Company	13,779

40	Eastman Chemical Company	2,547

60	Ecolab Inc.	2,637

20	FMC Corporation	1,211

30	International Flavors & Fragrances Inc.	1,430

110	Monsanto Company	7,856

70	PPG Industries, Inc.	4,578

90	Praxair, Inc.	7,470

30	Sigma-Aldrich Corporation	1,610
	Total Chemicals	69,918
	Commercial Banks – 3.7%

240	BB&T Corporation	7,774

60	Comerica Incorporated	2,282

490	Fifth Third Bancorp.	6,659

91	First Horizon National Corporation	1,277

410	Huntington BancShares Inc.	2,202

310	KeyCorp.	2,403

40	M&T Bank Corporation	3,175

190	Marshall and Ilsley Corporation	1,530

240	PNC Financial Services Group, Inc.	14,328

2	Nuveen Investments

Shares	Description (1)	Value
	Commercial Banks (continued)

510	Regions Financial Corporation	$4,004

210	SunTrust Banks, Inc.	5,626

650	U.S. Bancorp	16,822

2,240	Wells Fargo & Company	69,709

60	Zions Bancorporation	1,309
	Total Commercial Banks	139,100
	Commercial Services & Supplies – 0.5%

40	Avery Dennison Corporation	1,456

40	Cintas Corporation	1,124

50	Iron Mountain Inc.	1,370

80	Pitney Bowes Inc.	1,956

120	R.R. Donnelley & Sons Company	2,562

110	Republic Services, Inc.	3,192

20	Stericycle Inc., (2)	1,090

180	Waste Management, Inc.	6,197
	Total Commercial Services & Supplies	18,947
	Communications Equipment – 2.0%

1,870	Cisco Systems, Inc., (2)	48,676

40	Harris Corporation	1,900

110	JDS Uniphase Corporation, (2)	1,378

160	Juniper Networks Inc., (2)	4,909

740	Motorola, Inc.	5,195

330	QUALCOMM, Inc.	13,857

120	Tellabs Inc.	908
	Total Communications Equipment	76,823
	Computers & Peripherals – 5.7%

350	Apple, Inc.	82,225

560	Dell Inc., (2)	8,406

610	EMC Corporation	11,004

860	Hewlett-Packard Company	45,709

430	International Business Machines Corporation (IBM)	55,147

40	Lexmark International, Inc., Class A, (2)	1,443

110	Network Appliance Inc., (2)	3,582

40	QLogic Corporation, (2)	812

90	SanDisk Corporation, (2)	3,117

70	Teradata Corporation, (2)	2,022

130	Western Digital Corporation, (2)	5,069
	Total Computers & Peripherals	218,536
	Construction & Engineering – 0.1%

50	Fluor Corporation	2,325

30	Jacobs Engineering Group, Inc.	1,356

60	Quanta Services Incorporated, (2)	1,150
	Total Construction & Engineering	4,831
	Construction Materials – 0.0%

30	Vulcan Materials Company	1,417

Nuveen Investments	3

Portfolio of Investments (Unaudited)

Nuveen Enhanced Core Equity Fund (continued)

March 31, 2010

Shares	Description (1)	Value
	Consumer Finance – 1.0%

530	American Express Company	$21,868

210	Capital One Financial Corporation	8,696

290	Discover Financial Services	4,321

180	SLM Corporation	2,254
	Total Consumer Finance	37,139
	Containers & Packaging – 0.2%

30	Ball Corporation	1,601

50	Bemis Company, Inc.	1,436

60	Owens-Illinois, Inc., (2)	2,132

50	Pactiv Corporation, (2)	1,259

70	Sealed Air Corporation	1,476
	Total Containers & Packaging	7,904
	Distributors – 0.1%

60	Genuine Parts Company	2,534
	Diversified Consumer Services – 0.1%

30	Apollo Group, Inc., (2)	1,839

20	Devry, Inc.	1,304

100	H & R Block Inc.	1,780
	Total Diversified Consumer Services	4,923
	Diversified Financial Services – 5.4%

4,470	Bank of America Corporation	79,790

6,570	Citigroup Inc.	26,609

20	CME Group, Inc.	6,322

20	Intercontinental Exchange, Inc., (2)	2,244

1,880	JPMorgan Chase & Co.	84,130

50	Leucadia National Corporation	1,241

60	Moody’s Corporation	1,785

50	Nasdaq Stock Market, Inc., (2)	1,056

90	New York Stock Exchange Euronext	2,665
	Total Diversified Financial Services	205,842
	Diversified Telecommunication Services – 3.1%

2,500	AT&T Inc.	64,600

140	CenturyTel, Inc.	4,964

160	Frontier Communications Corporation	1,190

750	Qwest Communications International Inc.	3,915

1,270	Verizon Communications Inc.	39,395

200	Windstream Corporation	2,178
	Total Diversified Telecommunication Services	116,242
	Electric Utilities – 2.0%

60	Allegheny Energy, Inc.	1,380

210	American Electric Power Company, Inc.	7,178

610	Duke Energy Corporation	9,955

130	Edison International	4,442

70	Entergy Corporation	5,694

240	Exelon Corporation	10,514

4	Nuveen Investments

Shares	Description (1)	Value
	Electric Utilities (continued)

120	FirstEnergy Corp.	$4,691

160	FPL Group, Inc.	7,733

70	Northeast Utilities	1,935

110	Pepco Holdings, Inc.	1,886

50	Pinnacle West Capital Corporation	1,886

140	PPL Corporation	3,879

130	Progress Energy, Inc.	5,117

290	Southern Company	9,616
	Total Electric Utilities	75,906
	Electrical Equipment – 0.6%

300	Emerson Electric Company	15,102

20	First Solar Inc., (2)	2,453

60	Rockwell Automation, Inc.	3,382

30	Roper Industries Inc.	1,735
	Total Electrical Equipment	22,672
	Electronic Equipment & Instruments – 0.6%

120	Agilent Technologies, Inc., (2)	4,127

60	Amphenol Corporation, Class A	2,531

550	Corning Incorporated	11,115

50	FLIR Systems Inc., (2)	1,410

100	Jabil Circuit Inc.	1,619

50	Molex Inc.	1,043
	Total Electronic Equipment & Instruments	21,845
	Energy Equipment & Services – 2.0%

110	Baker Hughes Incorporated	5,152

120	BJ Services Company	2,568

110	Cooper Cameron Corporation, (2)	4,715

30	Diamond Offshore Drilling, Inc.	2,664

50	FMC Technologies Inc., (2)	3,232

380	Halliburton Company	11,449

50	Helmerich & Payne Inc.	1,904

160	Nabors Industries Inc., (2)	3,141

180	National-Oilwell Varco Inc.	7,304

70	Rowan Companies Inc.	2,038

420	Schlumberger Limited	26,653

90	Smith International, Inc.	3,854
	Total Energy Equipment & Services	74,674
	Food & Staples Retailing – 2.4%

150	Costco Wholesale Corporation	8,956

450	CVS Caremark Corporation	16,452

190	Kroger Co.	4,115

170	Safeway Inc.	4,226

90	SUPERVALU INC.	1,501

210	Sysco Corporation	6,195

360	Walgreen Co.	13,352

Nuveen Investments	5

Portfolio of Investments (Unaudited)

Nuveen Enhanced Core Equity Fund (continued)

March 31, 2010

Shares	Description (1)	Value
	Food & Staples Retailing (continued)

620	Wal-Mart Stores, Inc.	$34,472

80	Whole Foods Market, Inc.	2,892
	Total Food & Staples Retailing	92,161
	Food Products – 1.8%

210	Archer-Daniels-Midland Company	6,069

60	Campbell Soup Company	2,121

180	ConAgra Foods, Inc.	4,513

60	Dean Foods Company, (2)	941

120	General Mills, Inc.	8,495

110	H.J. Heinz Company	5,017

50	Hershey Foods Corporation	2,141

20	Hormel Foods Corporation	840

50	JM Smucker Company	3,013

80	Kellogg Company	4,274

640	Kraft Foods Inc.	19,354

40	McCormick & Company, Incorporated	1,534

60	Mead Johnson Nutrition Company, Class A Shares	3,122

310	Sara Lee Corporation	4,318

120	Tyson Foods, Inc., Class A	2,298
	Total Food Products	68,050
	Gas Utilities – 0.2%

40	EQT Corporation	1,640

20	Nicor Inc.	838

50	ONEOK, Inc.	2,282

70	Questar Corporation	3,024
	Total Gas Utilities	7,784
	Health Care Equipment & Supplies – 1.7%

160	Baxter International, Inc.	9,312

70	Becton, Dickinson and Company	5,511

430	Boston Scientific Corporation, (2)	3,105

20	C. R. Bard, Inc.	1,732

90	CareFusion Corporation, (2)	2,379

50	DENTSPLY International Inc.	1,742

70	Hospira Inc., (2)	3,965

20	Intuitive Surgical, Inc., (2)	6,963

360	Medtronic, Inc.	16,211

80	Saint Jude Medical Inc.	3,284

90	Stryker Corporation	5,150

40	Varian Medical Systems, Inc.	2,213

80	Zimmer Holdings, Inc., (2)	4,736
	Total Health Care Equipment & Supplies	66,303
	Health Care Providers & Services – 2.3%

130	Aetna Inc.	4,564

120	AmerisourceBergen Corporation	3,470

140	Cardinal Health, Inc.	5,044

6	Nuveen Investments

Shares	Description (1)	Value
	Health Care Providers & Services (continued)

120	CIGNA Corporation	$4,390

70	Coventry Health Care, Inc., (2)	1,730

30	Davita Inc., (2)	1,902

80	Express Scripts, Inc., (2)	8,141

90	Humana Inc.	4,209

30	Laboratory Corporation of America Holdings, (2)	2,271

90	McKesson HBOC Inc.	5,915

150	Medco Health Solutions, Inc., (2)	9,684

30	Patterson Companies, Inc.	931

50	Quest Diagnostics Incorporated	2,914

260	Tenet Healthcare Corporation, (2)	1,487

480	UnitedHealth Group Incorporated	15,682

210	Wellpoint Inc., (2)	13,520
	Total Health Care Providers & Services	85,854
	Hotels, Restaurants & Leisure – 1.5%

180	Carnival Corporation	6,998

50	Darden Restaurants, Inc.	2,227

100	International Game Technology	1,845

70	Marriott International, Inc., Class A	2,206

340	McDonald’s Corporation	22,685

280	Starbucks Corporation	6,796

80	Starwood Hotels & Resorts Worldwide, Inc.	3,731

90	Wyndham Worldwide Corporation	2,316

30	Wynn Resorts Ltd	2,275

130	YUM! Brands, Inc.	4,983
	Total Hotels, Restaurants & Leisure	56,062
	Household Durables – 0.4%

80	D.R. Horton, Inc.	1,008

50	Fortune Brands Inc.	2,425

30	Harman International Industries Inc., (2)	1,403

60	Leggett and Platt Inc.	1,298

70	Lennar Corporation, Class A	1,205

130	Newell Rubbermaid Inc.	1,976

60	Pulte Corporation	675

40	Stanley Black & Decker Inc.	2,296

50	Whirlpool Corporation	4,362
	Total Household Durables	16,648
	Household Products – 2.3%

40	Clorox Company	2,566

150	Colgate-Palmolive Company	12,789

150	Kimberly-Clark Corporation	9,432

1,000	Procter & Gamble Company	63,270
	Total Household Products	88,057
	Independent Power Producers & Energy Traders – 0.3%

370	AES Corporation	4,070

Nuveen Investments	7

Portfolio of Investments (Unaudited)

Nuveen Enhanced Core Equity Fund (continued)

March 31, 2010

Shares	Description (1)	Value
	Independent Power Producers & Energy Traders (continued)

100	Constellation Energy Group	$3,511

140	NRG Energy Inc., (2)	2,926
	Total Independent Power Producers & Energy Traders	10,507
	Industrial Conglomerates – 2.7%

280	3M Co.	23,400

4,310	General Electric Company	78,442

120	Textron Inc.	2,548
	Total Industrial Conglomerates	104,390
	Insurance – 4.5%

260	AFLAC Incorporated	14,115

260	Allstate Corporation	8,401

70	American International Group	2,390

70	Aon Corporation, (2)	2,990

50	Assurant Inc.	1,719

530	Berkshire Hathaway Inc., Class B, (2)	43,073

130	Chubb Corporation	6,741

70	Cincinnati Financial Corporation	2,023

360	Genworth Financial Inc., Class A	6,602

240	Hartford Financial Services Group, Inc.	6,821

130	Lincoln National Corporation	3,991

170	Loews Corporation	6,338

160	Marsh & McLennan Companies, Inc.	3,907

340	MetLife, Inc.	14,736

170	Principal Financial Group, Inc.	4,966

220	Progressive Corporation	4,200

260	Prudential Financial, Inc.	15,730

40	Torchmark Corporation	2,140

230	Travelers Companies, Inc.	12,406

150	Unum Group	3,715

190	XL Capital Ltd, Class A	3,591
	Total Insurance	170,595
	Internet & Catalog Retail – 0.5%

90	Amazon.com, Inc., (2)	12,216

90	Expedia, Inc.	2,246

20	Priceline.com Incorporated, (2)	5,100
	Total Internet & Catalog Retail	19,562
	Internet Software & Services – 1.4%

40	Akamai Technologies, Inc., (2)	1,256

440	eBay Inc., (2)	11,858

60	Google Inc., Class A, (2)	34,021

40	Monster Worldwide Inc., (2)	664

40	VeriSign, Inc., (2)	1,040

250	Yahoo! Inc., (2)	4,132
	Total Internet Software & Services	52,971

8	Nuveen Investments

Shares	Description (1)	Value
	IT Services – 1.2%

160	Automatic Data Processing, Inc.	$7,115

110	Cognizant Technology Solutions Corporation, Class A, (2)	5,608

60	Computer Sciences Corporation, (2)	3,269

90	Fidelity National Information Services	2,110

50	Fiserv, Inc., (2)	2,538

30	MasterCard, Inc.	7,620

110	Paychex, Inc.	3,377

80	SAIC, Inc., (2)	1,416

60	Total System Services Inc.	940

110	Visa Inc.	10,013

210	Western Union Company	3,562
	Total IT Services	47,568
	Leisure Equipment & Products – 0.2%

90	Eastman Kodak Company, (2)	521

50	Hasbro, Inc.	1,914

160	Mattel, Inc.	3,638
	Total Leisure Equipment & Products	6,073
	Life Sciences Tools & Services – 0.4%

60	Life Technologies Corporation, (2)	3,136

20	Millipore Corporation	2,112

40	Perkinelmer Inc.	956

140	Thermo Fisher Scientific, Inc., (2)	7,202

30	Waters Corporation, (2)	2,026
	Total Life Sciences Tools & Services	15,432
	Machinery – 1.7%

260	Caterpillar Inc.	16,341

80	Cummins Inc.	4,956

80	Danaher Corporation	6,393

150	Deere & Company	8,919

80	Dover Corporation	3,740

60	Eaton Corporation	4,546

20	Flowserve Corporation	2,205

130	Illinois Tool Works, Inc.	6,157

80	PACCAR Inc.	3,467

40	Pall Corporation	1,620

50	Parker Hannifin Corporation	3,237

30	Snap-on Incorporated	1,300
	Total Machinery	62,881
	Media – 3.3%

300	CBS Corporation, Class B	4,182

1,090	Comcast Corporation, Class A	20,514

220	DIRECTV Group, Inc.	7,438

120	Discovery Communications Inc., Class A Shares, (2)	4,055

130	Gannett Company Inc.	2,148

200	Interpublic Group Companies, Inc.	1,664

Nuveen Investments	9

Portfolio of Investments (Unaudited)

Nuveen Enhanced Core Equity Fund (continued)

March 31, 2010

Shares	Description (1)	Value
	Media (continued)

120	McGraw-Hill Companies, Inc.	$4,278

20	Meredith Corporation	688

60	New York Times, Class A	668

1,050	News Corporation, Class A	15,130

110	Omnicom Group, Inc.	4,269

30	Scripps Networks Interactive, Class A Shares	1,330

170	Time Warner Cable, Class A	9,063

450	Time Warner Inc.	14,072

270	Viacom Inc., Class B, (2)	9,283

720	Walt Disney Company	25,135
	Total Media	123,917
	Metals & Mining – 1.0%

50	AK Steel Holding Corporation	1,143

370	Alcoa Inc.	5,269

30	Allegheny Technologies, Inc.	1,620

50	Cliffs Natural Resources Inc.	3,548

170	Freeport-McMoRan Copper & Gold, Inc.	14,202

120	Newmont Mining Corporation	6,112

90	Nucor Corporation	4,084

20	Titanium Metals Corporation	332

50	United States Steel Corporation	3,176
	Total Metals & Mining	39,486
	Multiline Retail – 1.0%

40	Big Lots, Inc., (2)	1,457

40	Family Dollar Stores, Inc.	1,464

100	J.C. Penney Company, Inc.	3,217

110	Kohl’s Corporation, (2)	6,026

180	Macy’s, Inc.	3,919

80	Nordstrom, Inc.	3,268

20	Sears Holding Corporation, (2)	2,169

300	Target Corporation	15,780
	Total Multiline Retail	37,300
	Multi-Utilities – 1.5%

120	Ameren Corporation	3,130

190	CenterPoint Energy, Inc.	2,728

110	CMS Energy Corporation	1,701

120	Consolidated Edison, Inc.	5,345

240	Dominion Resources, Inc.	9,866

90	DTE Energy Company	4,014

40	Integrys Energy Group, Inc.	1,895

170	NiSource Inc.	2,686

150	PG&E Corporation	6,363

180	Public Service Enterprise Group Incorporated	5,314

50	Scana Corporation	1,880

90	Sempra Energy	4,491

10	Nuveen Investments

Shares	Description (1)	Value
	Multi-Utilities (continued)

110	TECO Energy, Inc.	$1,748

40	Wisconsin Energy Corporation	1,976

190	Xcel Energy, Inc.	4,028
	Total Multi-Utilities	57,165
	Office Electronics – 0.2%

590	Xerox Corporation	5,753
	Oil, Gas & Consumable Fuels – 8.5%

190	Anadarko Petroleum Corporation	13,838

120	Apache Corporation	12,180

40	Cabot Oil & Gas Corporation	1,472

320	Chesapeake Energy Corporation	7,565

750	Chevron Corporation	56,872

530	ConocoPhillips	27,120

80	CONSOL Energy Inc.	3,413

50	Denbury Resources Inc., (2)	844

170	Devon Energy Corporation	10,953

210	El Paso Corporation	2,276

90	EOG Resources, Inc.	8,365

1,360	Exxon Mobil Corporation	91,093

70	Hess Corporation	4,379

300	Marathon Oil Corporation	9,492

30	Massey Energy Company	1,569

70	Murphy Oil Corporation	3,933

60	Noble Energy, Inc.	4,379

250	Occidental Petroleum Corporation	21,135

110	Peabody Energy Corporation	5,027

50	Pioneer Natural Resources Company	2,816

40	Range Resources Corporation	1,875

100	Southwestern Energy Company	4,072

290	Spectra Energy Corporation	6,534

30	Sunoco, Inc.	891

50	Tesoro Corporation	695

140	Valero Energy Corporation	2,758

240	Williams Companies, Inc.	5,544

250	XTO Energy, Inc.	11,795
	Total Oil, Gas & Consumable Fuels	322,885
	Paper & Forest Products – 0.3%

240	International Paper Company	5,906

90	MeadWestvaco Corporation	2,300

50	Weyerhaeuser Company	2,263
	Total Paper & Forest Products	10,469
	Personal Products – 0.2%

150	Avon Products, Inc.	5,081

50	Estee Lauder Companies Inc., Class A	3,244
	Total Personal Products	8,325

Nuveen Investments	11

Portfolio of Investments (Unaudited)

Nuveen Enhanced Core Equity Fund (continued)

March 31, 2010

Shares	Description (1)	Value
	Pharmaceuticals – 6.0%

490	Abbott Laboratories	$25,813

70	Allergan, Inc.	4,572

620	Bristol-Myers Squibb Company	16,554

360	Eli Lilly and Company	13,039

100	Forest Laboratories, Inc., (2)	3,136

890	Johnson & Johnson	58,028

80	King Pharmaceuticals Inc., (2)	941

1,200	Merck & Company Inc.	44,820

100	Mylan Laboratories Inc.	2,271

3,310	Pfizer Inc.	56,767

40	Watson Pharmaceuticals Inc., (2)	1,671
	Total Pharmaceuticals	227,612
	Professional Services – 0.1%

10	Dun and Bradstreet Inc.	744

40	Equifax Inc.	1,432

40	Robert Half International Inc.	1,217
	Total Professional Services	3,393
	Real Estate – 1.3%

50	Apartment Investment & Management Company, Class A	921

30	AvalonBay Communities, Inc.	2,591

50	Boston Properties, Inc.	3,772

110	Equity Residential	4,307

110	Health Care Property Investors Inc.	3,630

40	Health Care REIT, Inc.	1,809

260	Host Hotels & Resorts Inc.	3,809

150	Kimco Realty Corporation	2,346

60	Plum Creek Timber Company	2,335

220	ProLogis	2,904

50	Public Storage, Inc.	4,600

110	Simon Property Group, Inc.	9,229

60	Ventas Inc.	2,849

60	Vornado Realty Trust	4,542
	Total Real Estate	49,644
	Real Estate Management & Development – 0.1%

130	CB Richard Ellis Group, Inc., Class A, (2)	2,061
	Road & Rail – 0.8%

160	CSX Corporation	8,144

140	Norfolk Southern Corporation	7,825

30	Ryder System, Inc.	1,163

190	Union Pacific Corporation	13,927
	Total Road & Rail	31,059
	Semiconductors & Equipment – 2.2%

230	Advanced Micro Devices, Inc., (2)	2,132

80	Altera Corporation	1,945

90	Analog Devices, Inc.	2,594

12	Nuveen Investments

Shares	Description (1)	Value
	Semiconductors & Equipment (continued)

320	Applied Materials, Inc.	$4,314

130	Broadcom Corporation, Class A	4,313

1,760	Intel Corporation	39,178

50	KLA-Tencor Corporation	1,546

60	Linear Technology Corporation	1,697

180	LSI Logic Corporation, (2)	1,102

30	MEMC Electronic Materials, (2)	460

60	Microchip Technology Incorporated	1,690

380	Micron Technology, Inc.	3,948

60	National Semiconductor Corporation	867

30	Novellus Systems, Inc., (2)	750

170	NVIDIA Corporation, (2)	2,955

60	Teradyne Inc., (2)	670

410	Texas Instruments Incorporated	10,033

80	Xilinx, Inc.	2,040
	Total Semiconductors & Equipment	82,234
	Software – 3.8%

170	Adobe Systems Incorporated	6,013

80	Autodesk, Inc.	2,354

50	BMC Software, Inc., (2)	1,900

120	CA Inc.	2,816

60	Citrix Systems, (2)	2,848

70	Compuware Corporation, (2)	588

40	Electronic Arts Inc. (EA), (2)	746

90	Intuit, Inc., (2)	3,091

40	McAfee Inc., (2)	1,605

2,810	Microsoft Corporation	82,249

80	Novell Inc., (2)	479

1,250	Oracle Corporation	32,113

60	Red Hat, Inc., (2)	1,756

40	Salesforce.com, Inc., (2)	2,978

190	Symantec Corporation, (2)	3,215
	Total Software	144,751
	Specialty Retail – 2.1%

30	Abercrombie & Fitch Co., Class A	1,369

40	AutoNation Inc., (2)	723

10	AutoZone, Inc., (2)	1,731

100	Bed Bath and Beyond Inc., (2)	4,376

110	Best Buy Co., Inc.	4,679

50	GameStop Corporation, (2)	1,095

200	Gap, Inc.	4,622

640	Home Depot, Inc.	20,704

120	Limited Brands, Inc.	2,954

540	Lowe’s Companies, Inc.	13,090

150	Office Depot, Inc., (2)	1,197

Nuveen Investments	13

Portfolio of Investments (Unaudited)

Nuveen Enhanced Core Equity Fund (continued)

March 31, 2010

Shares	Description (1)	Value
	Specialty Retail (continued)

40	O’Reilly Automotive Inc., (2)	$1,668

60	RadioShack Corporation	1,358

40	Ross Stores, Inc.	2,139

30	Sherwin-Williams Company	2,030

290	Staples, Inc.	6,783

50	Tiffany & Co.	2,375

160	TJX Companies, Inc.	6,803

40	Urban Outfitters, Inc., (2)	1,521
	Total Specialty Retail	81,217
	Textiles, Apparel & Luxury Goods – 0.5%

140	Coach, Inc.	5,533

130	Nike, Inc., Class B	9,555

30	Polo Ralph Lauren Corporation	2,551

30	VF Corporation	2,404
	Total Textiles, Apparel & Luxury Goods	20,043
	Thrifts & Mortgage Finance – 0.1%

180	Hudson City Bancorp, Inc.	2,549

90	People’s United Financial, Inc.	1,408
	Total Thrifts & Mortgage Finance	3,957
	Tobacco – 1.6%

830	Altria Group, Inc.	17,032

60	Lorillard Inc.	4,514

690	Philip Morris International	35,990

80	Reynolds American Inc.	4,318
	Total Tobacco	61,854
	Trading Companies & Distributors – 0.1%

30	Fastenal Company	1,440

20	W.W. Grainger, Inc.	2,162
	Total Trading Companies & Distributors	3,602
	Wireless Telecommunication Services – 0.2%

100	American Tower Corporation	4,261

50	Metropcs Communications Inc., (2)	354

1,030	Sprint Nextel Corporation	3,914
	Total Wireless Telecommunication Services	8,529
	Total Common Stocks (cost $3,729,455)	3,804,677

Shares	Description (1)	Value
	INVESTMENT COMPANIES – 0.9%

300	i-Shares S&P 500 Index Fund	$35,202
	Total Investment Companies (cost $32,744)	35,202
	Total Investments (cost $3,762,199) – 101.0%	3,839,879
	Other Assets Less Liabilities – (1.0)%	(36,624)
	Net Assets – 100%	$3,803,255

14	Nuveen Investments

Fair Value Measurements

In determining the value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of March 31, 2010:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$3,804,677	$—	$—	$3,804,677
Investment Companies	35,202	—	—	35,202
Total	$3,839,879	$—	$—	$3,839,879

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At March 31, 2010, the cost of investments was $3,794,671.

Gross unrealized appreciation and gross unrealized depreciation of investments at March 31, 2010, were as follows:

Gross unrealized:
Appreciation	$317,854
Depreciation	(272,646)
Net unrealized appreciation (depreciation) of investments	$45,208

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

Nuveen Investments	15

Portfolio of Investments (Unaudited)

Nuveen Enhanced Mid-Cap Fund

March 31, 2010

Shares	Description (1)	Value
	Aerospace & Defense – 1.7%

10	Alliant Techsystems Inc., (2)	$813

100	BE Aerospace Inc., (2)	3,045

100	Goodrich Corporation	7,052

100	ITT Industries, Inc.	5,361

70	L-3 Communications Holdings, Inc.	6,414

100	Precision Castparts Corporation	12,671

110	Rockwell Collins, Inc.	6,885

60	Spirit AeroSystems Holdings Inc., (2)	1,403

20	TransDigm Group Inc.	1,061
	Total Aerospace & Defense	44,705
	Air Freight & Logistics – 0.2%

40	C.H. Robinson Worldwide, Inc.	2,234

50	Expeditors International of Washington, Inc.	1,846

40	UTI Worldwide, Inc.	613
	Total Air Freight & Logistics	4,693
	Airlines – 0.9%

480	AMR Corporation	4,373

90	Continental Airlines, Inc., (2)	1,977

20	Copa Holdings SA	1,216

500	Delta Air Lines, Inc., (2)	7,295

590	Southwest Airlines Co.	7,800
	Total Airlines	22,661
	Auto Components – 0.7%

90	Autoliv Inc.	4,638

70	BorgWarner Inc., (2)	2,673

30	Federal Mogul Corporation, Class A Shares, (2)	551

130	Gentex Corporation	2,525

280	Goodyear Tire & Rubber Company	3,539

110	TRW Automotive Holdings Corporation, (2)	3,144
	Total Auto Components	17,070
	Automobiles – 0.3%

200	Harley-Davidson, Inc.	5,614

50	Thor Industries, Inc.	1,511
	Total Automobiles	7,125
	Beverages – 1.0%

20	Brown-Forman Corporation	1,189

100	Central European Distribution Corporation, (2)	3,501

310	Coca-Cola Enterprises Inc.	8,575

70	Constellation Brands, Inc., Class A, (2)	1,151

240	Dr. Pepper Snapple Group	8,441

30	Hansen Natural Corporation, (2)	1,301

70	Molson Coors Brewing Company, Class B	2,944
	Total Beverages	27,102
	Biotechnology – 0.5%

40	Alexion Pharmaceuticals Inc., (2)	2,175

16	Nuveen Investments

Shares	Description (1)	Value
	Biotechnology (continued)

30	Amylin Pharmaceuticals Inc., (2)	$675

10	Cephalon, Inc., (2)	678

130	Dendreon Corporation, (2)	4,741

10	OSI Pharmaceuticals, Inc., (2)	596

30	Talecris Biotherapeutics Holdings Inc., (2)	598

90	Vertex Pharmaceuticals Inc., (2)	3,678
	Total Biotechnology	13,141
	Building Products – 0.5%

30	Armstrong World Industries Inc., (2)	1,089

30	Lennox International Inc.	1,330

340	Masco Corporation	5,277

140	Owens Corning, (2)	3,562

30	USG Corporation	515
	Total Building Products	11,773
	Capital Markets – 2.1%

20	Affiliated Managers Group Inc., (2)	1,580

250	Ameriprise Financial, Inc.	11,340

70	Eaton Vance Corporation	2,348

50	Federated Investors Inc.	1,319

70	GLG Partners Inc.	215

10	Greenhill & Co Inc.	821

300	Invesco LTD	6,573

40	Investment Technology Group	668

150	Janus Capital Group Inc.	2,143

100	Jefferies Group, Inc.	2,367

40	Lazard Limited	1,428

140	Legg Mason, Inc.	4,014

80	Raymond James Financial Inc.	2,139

50	SEI Investments Company	1,099

210	T. Rowe Price Group Inc.	11,535

70	TD Ameritrade Holding Corporation, (2)	1,334

80	Waddell & Reed Financial, Inc., Class A	2,883
	Total Capital Markets	53,806
	Chemicals – 3.5%

80	Airgas, Inc.	5,090

70	Albemarle Corporation	2,984

170	Ashland Inc.	8,971

90	Cabot Corporation	2,736

200	Celanese Corporation, Series A	6,370

40	CF Industries Holdings, Inc.	3,647

70	Cytec Industries, Inc.	3,272

110	Eastman Chemical Company	7,005

90	Ecolab Inc.	3,955

20	FMC Corporation	1,211

440	Huntsman Corporation	5,302

Nuveen Investments	17

Portfolio of Investments (Unaudited)

Nuveen Enhanced Mid-Cap Fund (continued)

March 31, 2010

Shares	Description (1)	Value
	Chemicals (continued)

40	International Flavors & Fragrances Inc.	$1,907

80	Lubrizol Corporation	7,338

120	Nalco Holding Company	2,920

160	PPG Industries, Inc.	10,464

130	RPM International, Inc.	2,774

20	Scotts Miracle Gro Company	927

50	Sigma-Aldrich Corporation	2,683

200	Terra Industries, Inc.	9,152

80	Valspar Corporation	2,358
	Total Chemicals	91,066
	Commercial & Professional Services – 0.1%

20	Brinks Company	565

110	Corrections Corporation of America	2,185
	Total Commercial & Professional Services	2,750
	Commercial Banks – 4.4%

60	Associated Banc-Corp.	828

60	BancorpSouth Inc.	1,258

30	Bank of Hawaii Corporation	1,349

10	BOK Financial Corporation	524

280	Capitalsource Inc.	1,565

20	City National Corporation	1,079

130	Comerica Incorporated	4,945

30	Commerce Bancshares Inc.	1,234

30	Cullen/Frost Bankers, Inc.	1,674

1,860	Fifth Third Bancorp.	25,277

221	First Horizon National Corporation	3,098

120	Fulton Financial Corporation	1,223

1,480	Huntington BancShares Inc.	7,948

940	KeyCorp.	7,285

90	M&T Bank Corporation	7,144

570	Marshall and Ilsley Corporation	4,588

470	Popular, Inc., (2)	1,368

1,590	Regions Financial Corporation	12,481

680	SunTrust Banks, Inc.	18,217

300	Synovus Financial Corp.	987

80	TCF Financial Corporation	1,275

80	Valley National Bancorp.	1,230

40	Whitney Holding Corporation	552

40	Wilmington Trust Corporation	663

250	Zions Bancorporation	5,455
	Total Commercial Banks	113,247
	Commercial Services & Supplies – 1.0%

60	Avery Dennison Corporation	2,185

70	Cintas Corporation	1,966

30	Copart Inc., (2)	1,068

18	Nuveen Investments

Shares	Description (1)	Value
	Commercial Services & Supplies (continued)

30	Covanta Holding Corporation, (2)	$500

80	Iron Mountain Inc.	2,192

50	Pitney Bowes Inc.	1,223

330	R.R. Donnelley & Sons Company	7,045

220	Republic Services, Inc.	6,384

50	St Joe Company	1,618

30	Stericycle Inc., (2)	1,635

30	Waste Connections Inc., (2)	1,019
	Total Commercial Services & Supplies	26,835
	Communication Equipment – 0.7%

170	Brocade Communications Systems Inc., (2)	971

50	Ciena Corporation, (2)	762

120	CommScope Inc., (2)	3,362

10	Echostar Holding Corproation, Class A, (2)	203

70	F5 Networks, Inc., (2)	4,306

70	Harris Corporation	3,324

230	JDS Uniphase Corporation, (2)	2,882

280	Tellabs Inc.	2,120
	Total Communication Equipment	17,930
	Computers & Peripherals – 2.0%

50	Diebold Inc.	1,588

60	Lexmark International, Inc., Class A, (2)	2,165

70	NCR Corporation, (2)	966

210	Network Appliance Inc., (2)	6,838

70	QLogic Corporation, (2)	1,421

180	SanDisk Corporation, (2)	6,233

920	Seagate Technology, (2)	16,799

110	Teradata Corporation, (2)	3,178

310	Western Digital Corporation, (2)	12,087
	Total Computers & Peripherals	51,275
	Construction & Engineering – 0.5%

50	AECOM Technology Corporation, (2)	1,419

60	Fluor Corporation	2,791

10	Jacobs Engineering Group, Inc.	452

100	KBR Inc.	2,216

50	Quanta Services Incorporated, (2)	958

90	Shaw Group Inc., (2)	3,098

50	URS Corporation	2,480
	Total Construction & Engineering	13,414
	Construction Materials – 0.1%

20	Eagle Materials Inc.	531

10	Martin Marietta Materials	836

30	Vulcan Materials Company	1,417
	Total Construction Materials	2,784

Nuveen Investments	19

Portfolio of Investments (Unaudited)

Nuveen Enhanced Mid-Cap Fund (continued)

March 31, 2010

Shares	Description (1)	Value
	Consumer Finance – 0.9%

240	Americredit Corp., (2)	$5,702

820	Discover Financial Services	12,218

430	SLM Corporation	5,384
	Total Consumer Finance	23,304
	Containers & Packaging – 1.1%

30	AptarGroup Inc.	1,181

40	Ball Corporation	2,135

100	Bemis Company, Inc.	2,872

70	Crown Holdings Inc.	1,887

30	Greif Inc.	1,648

130	Owens-Illinois, Inc., (2)	4,620

110	Packaging Corp. of America	2,707

80	Pactiv Corporation, (2)	2,014

150	Sealed Air Corporation	3,162

80	Sonoco Products Company	2,463

190	Temple-Inland Inc.	3,882
	Total Containers & Packaging	28,571
	Distributors – 0.2%

100	Genuine Parts Company	4,224

50	LKQ Corporation, (2)	1,015
	Total Distributors	5,239
	Diversified Consumer Services – 0.3%

40	Brinks Home Security Holdings Inc., (2)	1,702

10	Career Education Corporation, (2)	316

10	Devry, Inc.	652

10	Education Management Corporation, (2)	219

130	H & R Block Inc.	2,314

20	Hillenbrand Inc.	440

220	Service Corporation International	2,020

20	Weight Watcher’s International Inc.	511
	Total Diversified Consumer Services	8,174
	Diversified Financial Services – 0.6%

40	Interactive Brokers Group, Inc., (2)	646

30	Intercontinental Exchange, Inc., (2)	3,365

80	Leucadia National Corporation	1,985

70	Moody’s Corporation	2,082

50	MSCI Inc., Class A Shares, (2)	1,805

40	Nasdaq Stock Market, Inc., (2)	845

170	New York Stock Exchange Euronext	5,034
	Total Diversified Financial Services	15,762
	Diversified REIT – 0.4%

100	Liberty Property Trust	3,394

90	Vornado Realty Trust	6,813
	Total Diversified REIT	10,207

20	Nuveen Investments

Shares	Description (1)	Value
	Diversified Telecommunication Services – 1.3%

300	CenturyTel, Inc.	$10,638

350	Frontier Communications Corporation	2,604

1,360	Level 3 Communications Inc., (2)	2,203

2,080	Qwest Communications International Inc.	10,858

120	TW Telecom Inc., (2)	2,178

450	Windstream Corporation	4,900
	Total Diversified Telecommunication Services	33,381
	Electric Utilities – 2.3%

90	Allegheny Energy, Inc.	2,070

90	DPL Inc.	2,447

290	Edison International	9,909

120	Great Plains Energy Incorporated	2,228

90	Hawaiian Electric Industries	2,020

30	ITC Holdings Corporation	1,650

160	Northeast Utilities	4,422

250	NV Energy Inc.	3,082

240	Pepco Holdings, Inc.	4,116

130	Pinnacle West Capital Corporation	4,905

320	PPL Corporation	8,867

280	Progress Energy, Inc.	11,021

100	Westar Energy Inc.	2,230
	Total Electric Utilities	58,967
	Electrical Equipment – 0.7%

40	Ametek Inc.	1,658

80	General Cable Corporation	2,160

50	Hubbell Incorporated, Class B	2,521

150	Rockwell Automation, Inc.	8,454

40	Roper Industries Inc.	2,314

40	Thomas & Betts Corporation	1,570
	Total Electrical Equipment	18,677
	Electronic Components – 0.3%

90	Amphenol Corporation, Class A	3,797

30	AVX Group	426

30	Dolby Laboratories, Inc., (2)	1,760

310	Vishay Intertechnology Inc., (2)	3,171
	Total Electronic Components	9,154
	Electronic Equipment & Instruments – 1.2%

190	Agilent Technologies, Inc., (2)	6,534

100	Arrow Electronics, Inc.	3,013

100	Avnet Inc.	3,000

30	FLIR Systems Inc., (2)	846

150	Ingram Micro, Inc., Class A, (2)	2,632

10	Itron Inc., (2)	726

290	Jabil Circuit Inc.	4,695

100	Molex Inc.	2,086

Nuveen Investments	21

Portfolio of Investments (Unaudited)

Nuveen Enhanced Mid-Cap Fund (continued)

March 31, 2010

Shares	Description (1)	Value
	Electronic Equipment & Instruments (continued)

40	National Instruments Corporation	$1,334

90	Tech Data Corporation, (2)	3,771

70	Trimble Navigation Limited, (2)	2,010
	Total Electronic Equipment & Instruments	30,647
	Energy Equipment & Services – 3.1%

70	Atwood Oceanics Inc., (2)	2,424

290	BJ Services Company	6,206

170	Cooper Cameron Corporation, (2)	7,286

50	Diamond Offshore Drilling, Inc.	4,440

40	Dresser Rand Group, Inc., (2)	1,257

60	Exterran Holdings, Inc., (2)	1,450

70	FMC Technologies Inc., (2)	4,524

200	Helix Energy Solutions Group, (2)	2,606

110	Helmerich & Payne Inc.	4,189

430	Nabors Industries Inc., (2)	8,441

40	Oceaneering International Inc., (2)	2,540

70	Oil States International Inc., (2)	3,174

250	Patterson-UTI Energy, Inc.	3,492

160	Pride International Inc., (2)	4,818

180	Rowan Companies Inc.	5,240

10	SeaCor Smit Inc., (2)	807

10	Seahawk Drilling Inc., (2)	189

230	Smith International, Inc.	9,849

70	Superior Energy Services, Inc., (2)	1,471

50	Tidewater Inc.	2,363

60	Unit Corporation, (2)	2,537
	Total Energy Equipment & Services	79,303
	Food & Staples Retailing – 0.9%

20	BJ’s Wholesale Club, (2)	740

760	Rite Aid Corporation	1,140

420	Safeway Inc.	10,441

250	SUPERVALU INC.	4,170

170	Whole Foods Market, Inc.	6,145
	Total Food & Staples Retailing	22,636
	Food Products – 2.7%

60	Bunge Limited	3,698

70	Campbell Soup Company	2,474

360	ConAgra Foods, Inc.	9,025

60	Corn Products International, Inc.	2,080

70	Dean Foods Company, (2)	1,098

170	Del Monte Foods Company	2,482

30	Flowers Foods Inc.	742

30	Green Mountain Coffee Inc., (2)	2,905

170	H.J. Heinz Company	7,754

40	Hershey Foods Corporation	1,712

22	Nuveen Investments

Shares	Description (1)	Value
	Food Products (continued)

30	Hormel Foods Corporation	$1,260

90	JM Smucker Company	5,423

70	McCormick & Company, Incorporated	2,685

100	Mead Johnson Nutrition Company, Class A Shares	5,203

20	Ralcorp Holdings Inc., (2)	1,356

660	Sara Lee Corporation	9,194

180	Smithfield Foods, Inc., (2)	3,733

300	Tyson Foods, Inc., Class A	5,745
	Total Food Products	68,569
	Gas Utilities – 1.0%

60	AGL Resources Inc.	2,319

80	Atmos Energy Corporation	2,286

60	Energen Corporation	2,792

70	EQT Corporation	2,870

60	National Fuel Gas Company	3,033

120	ONEOK, Inc.	5,478

140	Questar Corporation	6,048

90	UGI Corporation	2,389
	Total Gas Utilities	27,215
	Health Care Equipment & Supplies – 2.0%

40	Beckman Coulter, Inc.	2,512

50	C. R. Bard, Inc.	4,331

50	Cooper Companies, Inc.	1,944

50	DENTSPLY International Inc.	1,743

20	Edwards Lifesciences Corporation, (2)	1,978

20	Gen-Probe, Inc., (2)	1,000

70	Hill Rom Holdings Inc.	1,905

90	Hologic Inc., (2)	1,669

120	Hospira Inc., (2)	6,798

30	Idexx Labs Inc., (2)	1,727

50	Intuitive Surgical, Inc., (2)	17,406

40	Inverness Medical Innovation, (2)	1,558

50	Kinetic Concepts Inc., (2)	2,390

20	ResMed Inc., (2)	1,273

20	Teleflex Inc.	1,281

50	Varian Medical Systems, Inc.	2,766
	Total Health Care Equipment & Supplies	52,281
	Health Care Providers & Services – 2.8%

230	AmerisourceBergen Corporation	6,652

60	Brookdale Senior Living Inc.	1,250

250	CIGNA Corporation	9,145

150	Community Health Systems, Inc., (2)	5,539

190	Coventry Health Care, Inc., (2)	4,697

50	Davita Inc., (2)	3,170

10	Emdeon Inc., Class A, (2)	165

Nuveen Investments	23

Portfolio of Investments (Unaudited)

Nuveen Enhanced Mid-Cap Fund (continued)

March 31, 2010

Shares	Description (1)	Value
	Health Care Providers & Services (continued)

350	Health Management Associates Inc.	$3,010

30	Health Net Inc., (2)	746

40	Henry Schein Inc., (2)	2,356

200	Humana Inc.	9,354

40	Laboratory Corporation of America Holdings, (2)	3,028

50	Lifepoint Hospitals Inc., (2)	1,839

60	Lincare Holdings, (2)	2,693

30	Medax Inc., (2)	1,746

80	Omnicare, Inc.	2,263

30	Patterson Companies, Inc.	932

70	Quest Diagnostics Incorporated	4,080

820	Tenet Healthcare Corporation, (2)	4,690

80	Universal Health Services, Inc., Class B	2,807

40	VCA Antech, Inc., (2)	1,121
	Total Health Care Providers & Services	71,283
	Health Care Technology – 0.2%

30	Allscripts Healthcare Solutions Inc., (2)	587

40	Cerner Corporation, (2)	3,402
	Total Health Care Technology	3,989
	Hotels, Restaurants & Leisure – 2.4%

70	Boyd Gaming Corporation	692

90	Brinker International Inc.	1,735

10	Burger King Holdings Inc.	213

20	Chipotle Mexican Grill, (2)	2,253

20	Choice Hotels International, Inc.	696

90	Darden Restaurants, Inc.	4,009

40	Hyatt Hotels Corporation, Class A, (2)	1,558

230	International Game Technology	4,243

20	Intl Speedway Corporation	515

300	Las Vegas Sands, (2)	6,345

100	Marriott International, Inc., Class A	3,152

170	MGM Mirage Inc.	2,040

10	Panera Bread Company, (2)	765

30	Penn National Gaming, Inc., (2)	834

250	Royal Caribbean Cruises Limited, (2)	8,247

40	Scientific Games Corporation, (2)	563

210	Starwood Hotels & Resorts Worldwide, Inc.	9,794

220	Wendy’s International, Inc.	1,100

30	WMS Industries Inc.	1,258

300	Wyndham Worldwide Corporation	7,719

50	Wynn Resorts Ltd	3,791
	Total Hotels, Restaurants & Leisure	61,522
	Household Durables – 2.3%

100	D.R. Horton, Inc.	1,260

130	Fortune Brands Inc.	6,306

24	Nuveen Investments

Shares	Description (1)	Value
	Household Durables (continued)

100	Garmin Limited	$3,848

80	Harman International Industries Inc., (2)	3,742

130	Jarden Corporation	4,328

80	KB Home	1,340

150	Leggett and Platt Inc.	3,246

170	Lennar Corporation, Class A	2,926

20	MDC Holdings Inc.	692

60	Mohawk Industries Inc., (2)	3,263

310	Newell Rubbermaid Inc.	4,712

180	Stanley Black & Decker Inc.	10,334

140	Whirlpool Corporation	12,215
	Total Household Durables	58,212
	Household Products – 0.3%

40	Church & Dwight Company Inc.	2,678

60	Clorox Company	3,848

20	Energizer Holdings Inc., (2)	1,255
	Total Household Products	7,781
	Independent Power Producers & Energy Traders – 1.3%

950	AES Corporation	10,450

330	Calpine Corporation, (2)	3,924

200	Constellation Energy Group	7,022

320	Dynegy Inc.	403

200	Mirant Corporation, (2)	2,172

410	NRG Energy Inc., (2)	8,569

280	RRI Energy Inc., (2)	1,033
	Total Independent Power Producers & Energy Traders	33,573
	Industrial Conglomerates – 0.5%

60	Carlisle Companies Inc.	2,286

110	McDermott International Inc.	2,961

310	Textron Inc.	6,581
	Total Industrial Conglomerates	11,828
	Industrial REIT – 0.4%

120	AMB Property Corp.	3,269

520	ProLogis	6,864
	Total Industrial REIT	10,133
	Insurance – 7.8%

50	Allied World Assurance Holdings	2,242

70	American Financial Group Inc.	1,992

230	American International Group	7,852

10	American National Insurance Company	1,135

140	Aon Corporation, (2)	5,979

50	Arch Capital Group Limited, (2)	3,812

60	Arthur J. Gallagher & Co.	1,473

70	Aspen Insurance Holdings Limited	2,019

100	Assurant Inc.	3,438

Nuveen Investments	25

Portfolio of Investments (Unaudited)

Nuveen Enhanced Mid-Cap Fund (continued)

March 31, 2010

Shares	Description (1)	Value
	Insurance (continued)

150	Axis Capital Holdings Limited	$4,689

60	Brown & Brown Inc.	1,075

100	Cincinnati Financial Corporation	2,890

40	CNA Financial Corporation	1,069

70	Endurance Specialty Holdings, Limited	2,600

10	Erie Indemnity Company	431

50	Everest Reinsurance Group Ltd	4,046

200	Fidelity National Title Group Inc., Class A	2,964

80	First American Corporation	2,707

1,310	Genworth Financial Inc., Class A	24,025

30	Hanover Insurance Group Inc.	1,308

880	Hartford Financial Services Group, Inc.	25,010

90	HCC Insurance Holdings Inc.	2,484

390	Lincoln National Corporation	11,973

290	Marsh & McLennan Companies, Inc.	7,082

60	MBIA Inc.	376

20	Mercury General Corporation	874

190	Old Republic International Corporation	2,409

20	OneBeacon Insurance Group Limited, Class A	345

70	PartnerRe Limited	5,580

490	Principal Financial Group, Inc.	14,313

390	Progressive Corporation	7,445

110	Protective Life Corporation	2,419

70	Reinsurance Group of America Inc.	3,676

50	RenaisasnceRE Holdings, Limited	2,838

50	StanCorp Financial Group Inc.	2,381

100	Torchmark Corporation	5,351

40	Transatlantic Holdings Inc.	2,112

40	Unitrin, Inc.	1,122

390	Unum Group	9,660

70	Valdius Holdings Limited	1,927

120	WR Berkley Corporation	3,131

610	XL Capital Ltd, Class A	11,529
	Total Insurance	201,783
	Internet & Catalog Retail – 0.9%

160	Expedia, Inc.	3,994

510	Liberty Media Holding Corporation Interactive, Class A, (2)	7,808

20	NetFlix.com Inc., (2)	1,475

40	Priceline.com Incorporated, (2)	10,200
	Total Internet & Catalog Retail	23,477
	Internet Software & Services – 0.3%

40	Akamai Technologies, Inc., (2)	1,256

30	Equinix Inc., (2)	2,920

70	IAC/InterActiveCorp., (2)	1,592

70	Monster Worldwide Inc., (2)	1,163

26	Nuveen Investments

Shares	Description (1)	Value
	Internet Software & Services (continued)

30	WebMD Health Corporation, Class A, (2)	$1,391
	Total Internet Software & Services	8,322
	IT Services – 1.9%

20	Alliance Data Systems Corporation, (2)	1,280

120	Amdocs Limited, (2)	3,613

90	Broadridge Financial Solutions, Inc.	1,924

240	Cognizant Technology Solutions Corporation, Class A, (2)	12,235

120	Computer Sciences Corporation, (2)	6,539

110	Convergys Corporation, (2)	1,349

20	DST Systems Inc.	829

160	Fidelity National Information Services	3,750

60	Fiserv, Inc., (2)	3,046

40	Genpact Limited, (2)	671

60	Global Payments Inc.	2,733

30	Hewitt Associates Inc., Class A, (2)	1,193

50	Lender Processing Services Inc.	1,888

40	NeuStar, Inc., (2)	1,008

130	Paychex, Inc.	3,991

180	SAIC, Inc., (2)	3,186

60	Total System Services Inc.	940
	Total IT Services	50,175
	Leisure Equipment & Products – 0.4%

80	Hasbro, Inc.	3,062

300	Mattel, Inc.	6,822
	Total Leisure Equipment & Products	9,884
	Life Sciences Tools & Services – 0.7%

10	Bio-Rad Laboratories Inc., (2)	1,035

20	Charles River Laboratories International, Inc., (2)	786

20	Covance, Inc., (2)	1,228

40	Illumina Inc., (2)	1,556

50	Life Technologies Corporation, (2)	2,613

20	Mettler-Toledo International Inc., (2)	2,184

20	Millipore Corporation	2,112

80	Perkinelmer Inc.	1,912

20	Pharmaceutical Product Development Inc.	475

20	Techne Corporation	1,274

30	Waters Corporation, (2)	2,026
	Total Life Sciences Tools & Services	17,201
	Machinery – 4.3%

70	AGCO Corporation	2,511

110	Bucyrus International, Inc.	7,259

50	Crane Company	1,775

200	Cummins Inc.	12,390

40	Donaldson Company, Inc.	1,805

160	Dover Corporation	7,480

Nuveen Investments	27

Portfolio of Investments (Unaudited)

Nuveen Enhanced Mid-Cap Fund (continued)

March 31, 2010

Shares	Description (1)	Value
	Machinery (continued)

160	Eaton Corporation	$12,123

40	Flowserve Corporation	4,411

50	Gardner Denver, Inc.	2,202

30	Graco Inc.	960

70	Harsco Corporation	2,236

50	IDEX Corporation	1,655

110	Joy Global Inc.	6,226

40	Kennametal Inc.	1,125

30	Lincoln Electric Holdings Inc.	1,630

180	Manitowoc Company Inc.	2,340

70	Navistar International Corporation, (2)	3,131

190	Oshkosh Truck Corporation, (2)	7,665

80	Pall Corporation	3,239

130	Parker Hannifin Corporation	8,416

70	Pentair, Inc.	2,493

60	Snap-on Incorporated	2,600

40	SPX Corporation	2,653

80	Terex Corporation	1,817

120	Timken Company	3,601

30	Toro Company	1,475

120	Trinity Industries Inc.	2,395

10	Valmont Industries, Inc.	828

60	WABCO Holdings Inc., (2)	1,795

20	Wabtec Corporation	842
	Total Machinery	111,078
	Marine – 0.1%

40	Alexander and Bald, Inc.	1,322

30	Kirby Corporation	1,145
	Total Marine	2,467
	Media – 3.1%

290	Cablevision Systems Corporation	7,001

640	CBS Corporation, Class B	8,922

50	Central European Media Enterprises Limited, (2)	1,466

50	Clear Channel Outdoor Holdings Inc., Class A, (2)	531

40	CTC Media, Inc., (2)	689

140	Discovery Communications Inc., Class C Shares, (2)	4,117

60	Dreamworks Animation SKG Inc., (2)	2,363

210	Echostar Communications Corporation, Variable Prepaid Forward	4,372

410	Gannett Company Inc.	6,773

20	Interactive Data Corporation	640

410	Interpublic Group Companies, Inc.	3,411

20	John Wiley and Sons Inc., Class A	866

70	Lamar Advertising Company, (2)	2,404

330	Liberty Global Inc, A Shares, (2)	9,623

60	Liberty Media Holding Corporation, Capital Tracking Stock, Class A, (2)	2,182

28	Nuveen Investments

Shares	Description (1)	Value
	Media (continued)

50	Madison Square Garden Inc., (2)	$1,087

240	McGraw-Hill Companies, Inc.	8,556

30	Meredith Corporation	1,032

10	Morningstar, Inc., (2)	481

110	New York Times, Class A	1,224

60	Regal Entertainment Group, Class A	1,054

60	Scripps Networks Interactive, Class A Shares	2,661

500	Virgin Media, Inc.	8,630

50	Warner Music Group Corporation	346
	Total Media	80,431
	Metals & Mining – 1.8%

110	AK Steel Holding Corporation	2,515

80	Allegheny Technologies, Inc.	4,319

40	Carpenter Technology Inc.	1,464

140	Cliffs Natural Resources Inc.	9,933

180	Commercial Metals Company	2,711

10	Compass Minerals International, Inc.	802

90	Reliance Steel & Aluminum Company	4,431

10	Schnitzer Steel Industries, Inc.	525

230	Steel Dynamics Inc.	4,018

60	Titanium Metals Corporation	995

100	United States Steel Corporation	6,352

80	Walter Industries Inc.	7,382
	Total Metals & Mining	45,447
	Mortgage REIT – 0.8%

1,080	Annaly Capital Management Inc.	18,554

470	Chimera Investments Corporation	1,828
	Total Mortgage REIT	20,382
	Multiline Retail – 1.5%

70	Big Lots, Inc., (2)	2,549

20	Dollar General Corporation, (2)	505

30	Dollar Tree Stores Inc., (2)	1,777

50	Family Dollar Stores, Inc.	1,831

220	J.C. Penney Company, Inc.	7,077

520	Macy’s, Inc.	11,320

180	Nordstrom, Inc.	7,353

50	Sears Holding Corporation, (2)	5,421
	Total Multiline Retail	37,833
	Multi-Utilities – 3.8%

100	Alliant Energy Corporation	3,326

280	Ameren Corporation	7,302

490	CenterPoint Energy, Inc.	7,036

280	CMS Energy Corporation	4,329

270	Consolidated Edison, Inc.	12,026

220	DTE Energy Company	9,812

Nuveen Investments	29

Portfolio of Investments (Unaudited)

Nuveen Enhanced Mid-Cap Fund (continued)

March 31, 2010

Shares	Description (1)	Value
	Multi-Utilities (continued)

120	Integrys Energy Group, Inc.	$5,686

140	MDU Resources Group Inc.	3,021

460	NiSource Inc.	7,268

90	NSTAR	3,188

90	OGE Energy Corp.	3,505

100	Scana Corporation	3,759

180	Sempra Energy	8,982

280	TECO Energy, Inc.	4,449

50	Vectren Corporation	1,236

60	Wisconsin Energy Corporation	2,965

440	Xcel Energy, Inc.	9,328
	Total Multi-Utilities	97,218
	Office Electronics – 0.5%

1,330	Xerox Corporation	12,967

20	Zebra Technologies Corporation, Class A, (2)	592
	Total Office Electronics	13,559
	Office REIT – 1.3%

30	Alexandria Real Estate Equities Inc.	2,028

100	Boston Properties, Inc.	7,544

190	Brandywine Realty Trust	2,320

40	Corporate Office Properties	1,605

50	Digital Realty Trust Inc.	2,710

120	Douglas Emmett Inc.	1,844

240	Duke Realty Corporation	2,976

330	HRPT Properties Trust	2,567

90	Mack-Cali Realty Corporation	3,173

120	SL Green Realty Corporation	6,872
	Total Office REIT	33,639
	Oil, Gas & Consumable Fuels – 4.8%

80	Alpha Natural Resources Inc., (2)	3,991

150	Arch Coal Inc.	3,428

100	Cabot Oil & Gas Corporation	3,680

120	Cimarex Energy Company	7,126

10	CNX Gas Corporation, (2)	381

60	Concho Resources Inc., (2)	3,022

160	CONSOL Energy Inc.	6,826

10	Continental Resources Inc., (2)	426

30	Denbury Resources Inc., (2)	506

320	El Paso Corporation	3,469

100	Exco Resources Inc.	1,838

120	Forest Oil Corporation	3,098

30	Frontier Oil Corporation	405

40	Frontline Limited	1,225

20	Holly Corporation	558

140	Mariner Energy Inc., (2)	2,096

30	Nuveen Investments

Shares	Description (1)	Value
	Oil, Gas & Consumable Fuels (continued)

110	Massey Energy Company	$5,752

130	Murphy Oil Corporation	7,305

200	Newfield Exploration Company, (2)	10,410

130	Noble Energy, Inc.	9,490

40	Overseas Shipholding Group Inc.	1,569

80	Petrohawk Energy Corporation, (2)	1,622

120	Pioneer Natural Resources Company	6,758

290	Plains Exploration & Production Company, (2)	8,697

170	Quicksilver Resources Inc., (2)	2,392

10	Range Resources Corporation	469

30	SandRidge Energy Inc., (2)	231

110	Southern Union Company	2,791

590	Spectra Energy Corporation	13,293

80	St Mary Land and Exploration Company	2,785

10	Sunoco, Inc.	297

70	Teekay Shipping Corporation	1,592

180	Tesoro Corporation	2,502

60	Whiting Petroleum Corporation, (2)	4,850
	Total Oil, Gas & Consumable Fuels	124,880
	Paper & Forest Products – 1.1%

770	International Paper Company	18,950

250	MeadWestvaco Corporation	6,388

90	Weyerhaeuser Company	4,074
	Total Paper & Forest Products	29,412
	Personal Products – 0.9%

50	Alberto Culver Company	1,308

250	Avon Products, Inc.	8,467

110	Estee Lauder Companies Inc., Class A	7,136

70	Herbalife, Limited	3,228

60	NBTY Inc., (2)	2,879
	Total Personal Products	23,018
	Pharmaceuticals – 0.7%

40	Endo Pharmaceuticals Holdings Inc., (2)	948

110	Forest Laboratories, Inc., (2)	3,450

150	King Pharmaceuticals Inc., (2)	1,764

200	Mylan Laboratories Inc.	4,542

70	Perrigo Company	4,110

40	Valeant Pharmaceuticals International	1,716

40	Watson Pharmaceuticals Inc., (2)	1,671
	Total Pharmaceuticals	18,201
	Professional Services – 0.5%

10	Dun and Bradstreet Inc.	744

60	Equifax Inc.	2,148

20	FTI Consulting Inc., (2)	786

20	IHS Inc., (2)	1,069

Nuveen Investments	31

Portfolio of Investments (Unaudited)

Nuveen Enhanced Mid-Cap Fund (continued)

March 31, 2010

Shares	Description (1)	Value
	Professional Services (continued)

70	Manpower Inc.	$3,998

60	Robert Half International Inc.	1,826

60	Verisk Analytics Inc, Class A Shares, (2)	1,692
	Total Professional Services	12,263
	Real Estate Management & Devlopment – 0.3%

240	CB Richard Ellis Group, Inc., Class A, (2)	3,804

110	Forest City Enterprises, Inc.	1,585

40	Jones Lang LaSalle Inc.	2,916
	Total Real Estate Management & Devlopment	8,305
	Residential REIT – 1.1%

140	Apartment Investment & Management Company, Class A	2,577

70	AvalonBay Communities, Inc.	6,045

50	BRE Properties, Inc.	1,788

60	Camden Property Trust	2,498

270	Equity Residential	10,571

20	Essex Property Trust Inc.	1,799

150	UDR Inc.	2,646
	Total Residential REIT	27,924
	Retail REIT – 0.8%

40	Federal Realty Investment Trust	2,912

290	Kimco Realty Corporation	4,536

141	Macerich Company	5,402

80	Realty Income Corporation	2,455

30	Regency Centers Corporation	1,124

60	Taubman Centers Inc.	2,395

110	Weingarten Realty Trust	2,372
	Total Retail REIT	21,196
	Road & Rail – 0.5%

50	Con-Way, Inc.	1,756

340	Hertz Global Holdings, Inc., (2)	3,397

50	J.B. Hunt Transports Serives Inc.	1,794

90	Kansas City Southern Industries	3,255

20	Landstar System	840

80	Ryder System, Inc.	3,101
	Total Road & Rail	14,143
	Semiconductors & Equipment – 2.4%

440	Advanced Micro Devices, Inc., (2)	4,079

120	Altera Corporation	2,917

160	Analog Devices, Inc.	4,611

90	Atmel Corporation, (2)	453

100	Cree, Inc., (2)	7,022

50	Cypress Semiconductor Corporation, (2)	575

150	Fairchild Semiconductor International Inc., Class A, (2)	1,598

30	International Rectifier Corporation, (2)	687

50	Intersil Holding Corporation, Class A	738

32	Nuveen Investments

Shares	Description (1)	Value
	Semiconductors & Equipment (continued)

50	KLA-Tencor Corporation	$1,546

10	Lam Research Corporation, (2)	373

60	Linear Technology Corporation	1,697

130	LSI Logic Corporation, (2)	796

290	Marvell Technology Group Ltd., (2)	5,910

190	Maxim Integrated Products, Inc.	3,684

100	Microchip Technology Incorporated	2,816

940	Micron Technology, Inc.	9,767

60	National Semiconductor Corporation	867

10	Novellus Systems, Inc., (2)	250

100	NVIDIA Corporation, (2)	1,738

180	ON Semiconductor Corporation, (2)	1,440

70	PMC-Sierra, Inc., (2)	624

50	Rambus Inc., (2)	1,093

30	Silicon Laboratories Inc., (2)	1,430

90	Teradyne Inc., (2)	1,005

30	Varian Semiconductor Equipment Associate, (2)	994

130	Xilinx, Inc.	3,315
	Total Semiconductors & Equipment	62,025
	Software – 1.4%

60	Ansys Inc., (2)	2,588

70	Autodesk, Inc.	2,059

50	BMC Software, Inc., (2)	1,900

160	CA Inc.	3,755

60	Cadence Design Systems, Inc., (2)	400

100	Citrix Systems, (2)	4,747

80	Compuware Corporation, (2)	672

20	FactSet Research Systems Inc.	1,467

110	Intuit, Inc., (2)	3,777

50	McAfee Inc., (2)	2,006

40	Micros Systems, Inc., (2)	1,315

40	Novell Inc., (2)	240

30	Nuance Communications, Inc., (2)	499

90	Red Hat, Inc., (2)	2,634

50	Rovi Corporation, (2)	1,857

40	Salesforce.com, Inc., (2)	2,978

40	Sybase, Inc., (2)	1,865

50	Synopsys Inc., (2)	1,119
	Total Software	35,878
	Specialized REIT – 1.9%

230	Health Care Property Investors Inc.	7,590

90	Health Care REIT, Inc.	4,071

140	Hospitality Properties Trust	3,353

650	Host Hotels & Resorts Inc.	9,523

90	Nationwide Health Properties, Inc.	3,163

Nuveen Investments	33

Portfolio of Investments (Unaudited)

Nuveen Enhanced Mid-Cap Fund (continued)

March 31, 2010

Shares	Description (1)	Value
	Specialized REIT (continued)

90	Plum Creek Timber Company	$3,502

70	Public Storage, Inc.	6,439

60	Rayonier Inc.	2,726

120	Senior Housing Properties Trust	2,658

140	Ventas Inc.	6,647
	Total Specialized REIT	49,672
	Specialty Retail – 3.1%

20	Aaron Rents Inc., (2)	667

50	Abercrombie & Fitch Co., Class A	2,282

30	Advance Auto Parts, Inc.	1,258

40	Aeropostale, Inc., (2)	1,153

120	American Eagle Outfitters, Inc.	2,222

60	AutoNation Inc., (2)	1,085

50	Barnes & Noble Inc.	1,081

140	Bed Bath and Beyond Inc., (2)	6,126

140	CarMax, Inc., (2)	3,517

170	Chico’s FAS, Inc.	2,451

50	Dick’s Sporting Goods Inc., (2)	1,306

140	Foot Locker, Inc.	2,106

80	GameStop Corporation, (2)	1,753

50	Guess Inc.	2,349

340	Limited Brands, Inc.	8,371

440	Office Depot, Inc., (2)	3,511

30	O’Reilly Automotive Inc., (2)	1,251

50	Penske Auto Group, Inc.	721

60	PetSmart Inc.	1,918

140	RadioShack Corporation	3,168

70	Ross Stores, Inc.	3,743

40	Sherwin-Williams Company	2,707

80	Signet Jewelers Limited, (2)	2,587

110	Tiffany & Co.	5,224

280	TJX Companies, Inc.	11,906

70	Urban Outfitters, Inc., (2)	2,662

90	Williams-Sonoma Inc.	2,366
	Total Specialty Retail	79,491
	Textiles, Apparel & Luxury Goods – 1.0%

290	Coach, Inc.	11,461

140	Hanesbrands Inc., (2)	3,895

40	Phillips-Van Heusen Corporation	2,294

50	Polo Ralph Lauren Corporation	4,252

60	VF Corporation	4,809
	Total Textiles, Apparel & Luxury Goods	26,711
	Thrifts & Mortgage Finance – 0.7%

10	Capitol Federal Financial	375

100	First Niagara Financial Group Inc.	1,422

34	Nuveen Investments

Shares	Description (1)	Value
	Thrifts & Mortgage Finance (continued)

280	Hudson City Bancorp, Inc.	$3,965

400	New York Community Bancorp, Inc.	6,616

180	People’s United Financial, Inc.	2,815

40	TFS Financial Corporation	534

90	Washington Federal Inc.	1,829
	Total Thrifts & Mortgage Finance	17,556
	Tobacco – 0.2%

60	Lorillard Inc.	4,514
	Trading Companies & Distributors – 0.4%

50	Fastenal Company	2,399

50	GATX Corporation	1,433

20	MSC Industrial Direct Inc., Class A	1,014

30	W.W. Grainger, Inc.	3,244

50	WESCO International Inc., (2)	1,736
	Total Trading Companies & Distributors	9,826
	Water Utilities – 0.1%

50	American Water Works Company	1,088

90	Aqua America Inc.	1,581
	Total Water Utilities	2,669
	Wireless Telecommunication Services – 0.7%

50	Clearwire Corporation, (2)	358

210	Crown Castle International Corporation, (2)	8,028

30	Leap Wireless International, Inc., (2)	491

200	NII Holdings Inc., Class B, (2)	8,332

10	SBA Communications Corporation, (2)	361

40	Telephone and Data Systems Inc.	1,354

10	United States Cellular Corporation, (2)	414
	Total Wireless Telecommunication Services	19,338
	Total Investments (cost $2,073,152) – 101.2%	2,611,703
	Other Assets Less Liabilities – (1.2)%	(31,204)
	Net Assets – 100%	$2,580,499

Fair Value Measurements

In determining the value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

Nuveen Investments	35

Portfolio of Investments (Unaudited)

Nuveen Enhanced Mid-Cap Fund (continued)

March 31, 2010

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of March 31, 2010:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$2,611,703	$—	$—	$2,611,703

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At March 31, 2010, the cost of investments was $2,073,152.

Gross unrealized appreciation and gross unrealized depreciation of investments at March 31, 2010, were as follows:

Gross unrealized:
Appreciation	$552,428
Depreciation	(13,877)
Net unrealized appreciation (depreciation) of investments	$538,551

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

36	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen Growth Allocation Fund

March 31, 2010

Shares	Description (1)	Value
	EQUITY FUNDS – 76.6%

	Affiliated Equity Funds – 43.2%

26,611	Nuveen NWQ Large-Cap Value Fund (Class I)	$438,286

8,432	Nuveen Santa Barbara Growth Fund (Class I)	152,370

29,225	Nuveen Symphony Large-Cap Growth Fund (Class I)	588,889

13,406	Nuveen Tradewinds Global Resources Fund (Class I)	286,896

51,445	Nuveen Tradewinds International Value Fund (Class I)	1,251,655

11,353	Nuveen Tradewinds Value Opportunities Fund (Class I)	356,468

43,062	Nuveen U.S. Equity Completeness Fund	766,509

9,465	Nuveen Winslow Large-Cap Growth Fund (Class I)	256,020
	Total Affiliated Equity Funds (cost $4,191,708)	4,097,093
	Non-Affiliated Equity Funds – 33.4%

9,265	iShares Dow Jones U.S. Real Estate Index Fund	461,212

22,135	iShares MSCI EAFE Growth Index Fund	1,253,726

34,610	iShares MSCI Emerging Markets Index Fund	1,457,773
	Total Non-Affiliated Equity Funds (cost $2,761,718)	3,172,711
	Total Equity Funds (cost $6,953,426)	7,269,804

	FIXED INCOME FUNDS – 21.9%

	Affiliated Fixed Income Funds – 17.9%

66,793	Nuveen High Yield Bond Fund (Class I)	$1,133,474

18,417	Nuveen Multi-Strategy Core Bond Fund (Class I)	376,632

9,754	Nuveen Short Duration Bond Fund (Class I)	192,163
	Total Affiliated Fixed Income Funds (cost $1,431,243)	1,702,269
	Non-Affiliated Fixed Income Funds – 4.0%

3,650	iShares Barclays U.S. Treasury Inflation Protected Securities Index Fund	379,272
	Total Non-Affiliated Fixed Income Funds (cost $375,979)	379,272
	Total Fixed Income Funds (cost $1,807,222)	2,081,541

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 2.0%

$192	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/10, repurchase price $192,271, collateralized by $195,000 U.S. Treasury Notes, 3.750%, due 11/15/18, value $199,271	0.000%	4/01/10	$192,271
	Total Short-Term Investments (cost $192,271)			192,271
	Total Investments (cost $8,952,919) – 100.5%			9,543,616
	Other Assets Less Liabilities – (0.5)%			(50,427)
	Net Assets – 100%			$9,493,189

Fair Value Measurements

In determining the value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

Nuveen Investments	37

Portfolio of Investments (Unaudited)

Nuveen Growth Allocation Fund (continued)

March 31, 2010

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of March 31, 2010:

	Level 1	Level 2	Level 3	Total
Investments:
Equity Funds	$6,503,295	$766,509	$—	$7,269,804
Fixed Income Funds	2,081,541	—	—	2,081,541
Short-Term Investments	192,271	—	—	192,271
Total	$8,777,107	$766,509	$—	$9,543,616

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, amortization of premium on taxable debt securities and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At March 31, 2010, the cost of investments was $9,066,478.

Gross unrealized appreciation and gross unrealized depreciation of investments at March 31, 2010, were as follows:

Gross unrealized:
Appreciation	$999,664
Depreciation	(522,526)
Net unrealized appreciation (depreciation) of investments	$477,138

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

38	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen Moderate Allocation Fund

March 31, 2010

Shares	Description (1)	Value
	EQUITY FUNDS – 58.4%

	Affiliated Equity Funds – 35.6%

125,959	Nuveen NWQ Large-Cap Value Fund (Class I)	$2,074,553

40,140	Nuveen Santa Barbara Growth Fund (Class I)	725,321

138,809	Nuveen Symphony Large-Cap Growth Fund (Class I)	2,796,994

46,099	Nuveen Tradewinds Global Resources Fund (Class I)	986,510

172,341	Nuveen Tradewinds International Value Fund (Class I)	4,193,054

54,386	Nuveen Tradewinds Value Opportunities Fund (Class I)	1,707,708

203,913	Nuveen U.S. Equity Completeness Fund	3,629,653

44,861	Nuveen Winslow Large-Cap Growth Fund (Class I)	1,213,491
	Total Affiliated Equity Funds (cost $17,109,100)	17,327,284
	Non-Affiliated Equity Funds – 22.8%

28,750	iShares Dow Jones U.S. Real Estate Index Fund	1,431,175

74,365	iShares MSCI EAFE Growth Index Fund	4,212,034

130,005	iShares MSCI Emerging Markets Index Fund	5,475,811
	Total Non-Affiliated Equity Funds (cost $8,620,311)	11,119,020
	Total Equity Funds (cost $25,729,411)	28,446,304

	FIXED INCOME FUNDS – 39.2%

	Affiliated Fixed Income Funds – 27.3%

427,759	Nuveen High Yield Bond Fund (Class I)	$7,259,077

165,503	Nuveen Multi-Strategy Core Bond Fund (Class I)	3,384,538

134,839	Nuveen Short Duration Bond Fund (Class I)	2,656,333
	Total Affiliated Fixed Income Funds (cost $11,980,880)	13,299,948
	Non-Affiliated Fixed Income Funds – 11.9%

56,015	iShares Barclays U.S. Treasury Inflation Protected Securities Index Fund	5,820,519
	Total Non-Affiliated Fixed Income Funds (cost $5,838,468)	5,820,519
	Total Fixed Income Funds (cost $17,819,348)	19,120,467

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 2.4%

$1,161	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/10, repurchase price $1,160,622, collateralized by $1,160,000 U.S. Treasury Notes, 3.750%, due 11/15/18, value $1,185,404	0.000%	4/01/10	$1,160,622
	Total Short-Term Investments (cost $1,160,622)			1,160,622
	Total Investments (cost $44,709,381) – 100.0%			48,727,393
	Other Assets Less Liabilities – 0.0%			14,735
	Net Assets – 100%			$48,742,128

Fair Value Measurements

In determining the value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

Nuveen Investments	39

Portfolio of Investments (Unaudited)

Nuveen Moderate Allocation Fund (continued)

March 31, 2010

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of March 31, 2010:

	Level 1	Level 2	Level 3	Total
Investments:
Equity Funds	$24,816,651	$3,629,653	$—	$28,446,304
Fixed Income Funds	19,120,467	—	—	19,120,467
Short-Term Investments	1,160,622	—	—	1,160,622
Total	$45,097,740	$3,629,653	$—	$48,727,393

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, amortization of premium on taxable debt securities and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At March 31, 2010, the cost of investments was $45,683,665.

Gross unrealized appreciation and gross unrealized depreciation of investments at March 31, 2010, were as follows:

Gross unrealized:
Appreciation	$4,729,077
Depreciation	(1,685,349)
Net unrealized appreciation (depreciation) of investments	$3,043,728

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

40	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen Conservative Allocation Fund

March 31, 2010

Shares	Description (1)	Value
	EQUITY FUNDS – 38.7%

	Affiliated Equity Funds – 24.9%

85,128	Nuveen NWQ Large-Cap Value Fund (Class I)	$1,402,061

27,154	Nuveen Santa Barbara Growth Fund (Class I)	490,672

93,551	Nuveen Symphony Large-Cap Growth Fund (Class I)	1,885,052

68,825	Nuveen Tradewinds Global Resources Fund (Class I)	1,472,859

90,676	Nuveen Tradewinds International Value Fund (Class I)	2,206,147

36,791	Nuveen Tradewinds Value Opportunities Fund (Class I)	1,155,252

137,913	Nuveen U.S. Equity Completeness Fund	2,454,853

30,309	Nuveen Winslow Large-Cap Growth Fund (Class I)	819,870
	Total Affiliated Equity Funds (cost $11,463,300)	11,886,766
	Non-Affiliated Equity Funds – 13.8%

28,565	iShares Dow Jones U.S. Real Estate Index Fund	1,421,966

39,100	iShares MSCI EAFE Growth Index Fund	2,214,624

70,460	iShares MSCI Emerging Markets Index Fund	2,967,775
	Total Non-Affiliated Equity Funds (cost $5,407,607)	6,604,365
	Total Equity Funds (cost $16,870,907)	18,491,131

	FIXED INCOME FUNDS – 60.1%

	Affiliated Fixed Income Funds – 45.9%

338,094	Nuveen High Yield Bond Fund (Class I)	$5,737,458

399,919	Nuveen Multi-Strategy Core Bond Fund (Class I)	8,178,340

403,414	Nuveen Short Duration Bond Fund (Class I)	7,947,254
	Total Affiliated Fixed Income Funds (cost $20,544,799)	21,863,052
	Non-Affiliated Fixed Income Funds – 14.2%

64,860	iShares Barclays U.S. Treasury Inflation Protected Securities Index Fund	6,739,603
	Total Non-Affiliated Fixed Income Funds (cost $6,855,833)	6,739,603
	Total Fixed Income Funds (cost $27,400,632)	28,602,655

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 1.2%

$595	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/10, repurchase price $595,244, collateralized by $595,000 U.S. Treasury Notes, 3.750%, due 11/15/18, value $608,031	0.000%	4/01/10	$595,244
	Total Short-Term Investments (cost $595,244)			595,244
	Total Investments (cost $44,866,783) – 100.0%			47,689,030
	Other Assets Less Liabilities – 0.0%			2,200
	Net Assets – 100%			$47,691,230

Fair Value Measurements

In determining the value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

Nuveen Investments	41

Portfolio of Investments (Unaudited)

Nuveen Conservative Allocation Fund (continued)

March 31, 2010

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of March 31, 2010:

	Level 1	Level 2	Level 3	Total
Investments:
Equity Funds	$16,036,278	$2,454,853	$—	$18,491,131
Fixed Income Funds	28,602,655	—	—	28,602,655
Short-Term Investments	595,244	—	—	595,244
Total	$45,234,177	$2,454,853	$—	$47,689,030

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, amortization of premium on taxable debt securities and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At March 31, 2010, the cost of investments was $45,014,363.

Gross unrealized appreciation and gross unrealized depreciation of investments at March 31, 2010, were as follows:

Gross unrealized:
Appreciation	$3,807,095
Depreciation	(1,132,428)
Net unrealized appreciation (depreciation) of investments	$2,674,667

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

42	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen NWQ Multi-Cap Value Fund

March 31, 2010

Shares	Description (1)	Value
	COMMON STOCKS – 97.0%

	Aerospace & Defense – 3.8%

110,000	Lockheed Martin Corporation	$9,154,200

101,000	Raytheon Company	5,769,120
	Total Aerospace & Defense	14,923,320
	Biotechnology – 3.5%

233,500	Amgen Inc., (2)	13,953,960
	Capital Markets – 0.6%

562,300	FBR Capital Markets Corporation, (2)	2,558,465
	Commercial Banks – 2.5%

712,200	Privatebancorp, Inc.	9,757,140
	Commercial Services & Supplies – 2.7%

437,600	Pitney Bowes Inc.	10,699,320
	Communications Equipment – 5.1%

565,000	Brocade Communications Systems Inc., (2)	3,226,150

2,376,600	Motorola, Inc., (2)	16,683,732
	Total Communications Equipment	19,909,882
	Containers & Packaging – 0.9%

151,900	Packaging Corp. of America	3,738,259
	Diversified Financial Services – 5.0%

2,856,300	Citigroup Inc., (2)	11,568,015

180,000	JPMorgan Chase & Co.	8,055,000
	Total Diversified Financial Services	19,623,015
	Health Care Providers & Services – 1.5%

170,000	Aetna Inc.	5,968,700
	Independent Power Producers & Energy Traders – 1.6%

300,000	NRG Energy Inc., (2)	6,270,000
	Insurance – 17.3%

284,500	Aon Corporation	12,150,995

638,800	Genworth Financial Inc., Class A, (2)	11,715,592

360,000	Hartford Financial Services Group, Inc.	10,231,200

380,000	Loews Corporation	14,166,400

28,800	Primerica Inc., (2), DD	432,000

245,287	Reinsurance Group of America Inc.	12,882,473

294,800	Tower Group Inc.	6,535,716
	Total Insurance	68,114,376
	Machinery – 5.7%

230,000	Ingersoll Rand Company Limited, Class A	8,020,100

340,000	Timken Company	10,203,400

216,700	Trinity Industries Inc.	4,325,332
	Total Machinery	22,548,832
	Media – 8.2%

300,050	CBS Corporation, Class B	4,182,697

950,000	Interpublic Group Companies, Inc., (2)	7,904,000

585,097	Viacom Inc., Class B, (2)	20,115,635
	Total Media	32,202,332

Nuveen Investments	43

Portfolio of Investments (Unaudited)

Nuveen NWQ Multi-Cap Value Fund (continued)

March 31, 2010

Shares	Description (1)	Value
	Metals & Mining – 7.4%

307,199	AngloGold Ashanti Limited, Sponsored ADR	$11,658,202

848,000	Aurizon Mines Ltd, (2)	4,036,480

352,400	Barrick Gold Corporation	13,511,016
	Total Metals & Mining	29,205,698
	Mortgage REIT – 2.2%

550,000	Redwood Trust Inc.	8,481,000
	Oil, Gas & Consumable Fuels – 13.4%

155,000	Apache Corporation	15,732,500

405,200	Denbury Resources Inc., (2)	6,835,724

100,000	Hess Corporation	6,255,000

152,600	Noble Energy, Inc.	11,139,800

211,000	Petrohawk Energy Corporation, (2)	4,279,080

350,000	Talisman Energy Inc.	5,971,000

988,800	Warren Resources Inc., (2)	2,491,776
	Total Oil, Gas & Consumable Fuels	52,704,880
	Pharmaceuticals – 4.7%

546,700	Biovail Corporation	9,168,159

252,500	Sanofi-Aventis, ADR	9,433,400
	Total Pharmaceuticals	18,601,559
	Semiconductors & Equipment – 1.4%
1,201,953	Mattson Technology, Inc., (2)	5,553,023
	Software – 7.2%
1,200,077	CA Inc.	28,165,807
	Tobacco – 2.3%
174,500	Philip Morris International	9,101,920
	Total Common Stocks (cost $360,274,375)	382,081,488

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 3.2%

$12,409	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/10, repurchase price $12,408,812, collateralized by $12,490,000 U.S. Treasury Notes, 2.875%, due 6/30/10, value $12,661,113	0.000%	4/01/10	$12,408,812
	Total Short-Term Investments (cost $12,408,812)			12,408,812
	Total Investments (cost $372,683,187) – 100.2%			394,490,300
	Other Assets Less Liabilities – (0.2)%			(872,203)
	Net Assets – 100%			$393,618,097

Fair Value Measurements

In determining the value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

44	Nuveen Investments

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of March 31, 2010:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$382,081,488	$—	$—	$382,081,488
Short-Term Investments	12,408,812	—	—	12,408,812
Total	$394,490,300	$—	$—	$394,490,300

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At March 31, 2010, the cost of investments was $373,007,256.

Gross unrealized appreciation and gross unrealized depreciation of investments at March 31, 2010, were as follows:

Gross unrealized:
Appreciation	$70,467,075
Depreciation	(48,984,031)
Net unrealized appreciation (depreciation) of investments	$21,483,044

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

DD	Purchased on a delayed delivery basis.

ADR	American Depositary Receipt.

Nuveen Investments	45

Portfolio of Investments (Unaudited)

Nuveen NWQ Large-Cap Value Fund

March 31, 2010

Shares	Description (1)	Value
	COMMON STOCKS – 94.7%

	Aerospace & Defense – 4.6%

61,000	Lockheed Martin Corporation	$5,076,420

57,700	Raytheon Company	3,295,824
	Total Aerospace & Defense	8,372,244
	Biotechnology – 3.8%

118,000	Amgen Inc., (2)	7,051,680
	Chemicals – 1.3%

40,000	Mosaic Company	2,430,800
	Commercial Banks – 1.8%

107,400	Wells Fargo & Company	3,342,288
	Commercial Services & Supplies – 2.0%

150,000	Pitney Bowes Inc.	3,667,500
	Communications Equipment – 4.4%

1,150,000	Motorola, Inc., (2)	8,073,000
	Diversified Financial Services – 4.9%

1,273,200	Citigroup Inc., (2)	5,156,460

85,000	JPMorgan Chase & Co.	3,803,750
	Total Diversified Financial Services	8,960,210
	Diversified Telecommunication Services – 2.8%

100,000	AT&T Inc.	2,584,000

82,000	Verizon Communications Inc.	2,543,640
	Total Diversified Telecommunication Services	5,127,640
	Energy Equipment & Services – 1.0%

62,000	Halliburton Company	1,868,060
	Food & Staples Retailing – 2.6%

70,000	CVS Caremark Corporation	2,559,200

100,000	Kroger Co.	2,166,000
	Total Food & Staples Retailing	4,725,200
	Health Care Providers & Services – 1.3%

70,050	Aetna Inc.	2,459,456
	Household Products – 2.0%

58,000	Kimberly-Clark Corporation	3,647,040
	Independent Power Producers & Energy Traders – 1.3%

110,000	NRG Energy Inc., (2)	2,299,000
	Insurance – 15.3%

120,000	Aon Corporation	5,125,200

255,000	Genworth Financial Inc., Class A, (2)	4,676,700

160,000	Hartford Financial Services Group, Inc.	4,547,200

124,441	Loews Corporation	4,639,160

115,500	MetLife, Inc.	5,005,770

75,000	Travelers Companies, Inc.	4,045,500
	Total Insurance	28,039,530
	Machinery – 1.7%

90,000	Ingersoll Rand Company Limited, Class A	3,138,300

46	Nuveen Investments

Shares	Description (1)	Value
	Media – 5.5%

135,000	CBS Corporation, Class B	$1,881,900

240,000	Viacom Inc., Class B, (2)	8,251,200
	Total Media	10,133,100
	Metals & Mining – 5.8%

98,001	AngloGold Ashanti Limited, Sponsored ADR	3,719,138

180,000	Barrick Gold Corporation	6,901,200
	Total Metals & Mining	10,620,338
	Oil, Gas & Consumable Fuels – 15.3%

75,000	Apache Corporation	7,612,500

57,400	Canadian Natural Resources Limited	4,249,896

34,400	ConocoPhillips	1,760,248

50,000	Hess Corporation	3,127,500

75,000	Noble Energy, Inc.	5,475,000

42,975	Occidental Petroleum Corporation	3,633,107

125,000	Talisman Energy Inc.	2,132,500
	Total Oil, Gas & Consumable Fuels	27,990,751
	Pharmaceuticals – 6.1%

110,000	Merck & Company Inc.	4,108,500

155,000	Pfizer Inc.	2,658,250

120,000	Sanofi-Aventis, Sponsored ADR	4,483,200
	Total Pharmaceuticals	11,249,950
	Road & Rail – 1.3%

32,000	Union Pacific Corporation	2,345,600
	Software – 8.1%

525,000	CA Inc.	12,321,749

85,000	Microsoft Corporation	2,487,950
	Total Software	14,809,699
	Tobacco – 1.8%

65,000	Philip Morris International	3,390,400
	Total Common Stocks (cost $153,736,232)	173,741,786

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 5.5%

$10,031	Repurchase Agreement with State Street Bank, dated 3/31/10, repurchase price $10,030,864, collateralized by $10,245,000 U.S. Treasury Bills, 0.000%, due 9/16/10, value $10,234,755	0.000%	4/01/10	$10,030,864
	Total Short-Term Investments (cost $10,030,864)			10,030,864
	Total Investments (cost $163,767,096) – 100.2%			183,772,650
	Other Assets Less Liabilities – (0.2)%			(308,553)
	Net Assets – 100%			$183,464,097

Nuveen Investments	47

Portfolio of Investments (Unaudited)

Nuveen NWQ Large-Cap Value Fund (continued)

March 31, 2010

Fair Value Measurements

In determining the value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of March 31, 2010:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$173,741,786	$—	$—	$173,741,786
Short-Term Investments	10,030,864	—	—	10,030,864
Total	$183,772,650	$—	$—	$183,772,650

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At March 31, 2010, the cost of investments was $164,130,472.

Gross unrealized appreciation and gross unrealized depreciation of investments at March 31, 2010, were as follows:

Gross unrealized:
Appreciation	$21,645,660
Depreciation	(2,003,482)
Net unrealized appreciation (depreciation) of investments	$19,642,178

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

ADR	American Depositary Receipt.

48	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen Small/Mid-Cap Value Fund

March 31, 2010

Shares	Description (1)	Value
	COMMON STOCKS – 93.5%

	Building Products – 3.8%

5,400	Gibraltar Industries Inc.	$68,094

31,000	Griffon Corporation, (2)	386,260
	Total Building Products	454,354
	Chemicals – 0.9%

3,600	Interpid Potash Inc., (2)	109,188
	Commercial Banks – 4.8%

16,200	Texas Capital BancShares, Inc., (2)	307,638

46,900	Western Alliance Bancorporation, (2)	266,861
	Total Commercial Banks	574,499
	Communications Equipment – 2.0%

40,550	Brocade Communications Systems Inc., (2)	231,541
	Containers & Packaging – 2.5%

4,650	Packaging Corp. of America	114,437

9,000	Temple-Inland Inc.	183,870
	Total Containers & Packaging	298,307
	Electrical Equipment – 5.9%

12,550	Belden Inc.	344,623

2,050	General Cable Corporation	55,350

21,750	GrafTech International Ltd., (2)	297,323
	Total Electrical Equipment	697,296
	Electronic Equipment & Instruments – 6.8%

6,900	Arrow Electronics, Inc.	207,897

6,900	Avnet Inc.	207,000

12,200	Coherent Inc., (2)	389,911
	Total Electronic Equipment & Instruments	804,808
	Energy Equipment & Services – 2.6%

13,000	Acergy S.A., ADR	238,680

3,500	BJ Services Company	74,900
	Total Energy Equipment & Services	313,580
	Food & Staples Retailing – 3.4%

13,000	Casey’s General Stores, Inc.	408,199
	Food Products – 3.1%

5,700	Hormel Foods Corporation	239,457

3,050	Treehouse Foods Inc., (2)	133,804
	Total Food Products	373,261
	Health Care Providers & Services – 3.4%

14,100	Omnicare, Inc.	398,888
	Insurance – 13.6%

3,650	Allied World Assurance Holdings	163,703

6,800	Assurant Inc.	233,784

5,400	Hanover Insurance Group Inc.	235,494

3,800	HCC Insurance Holdings Inc.	104,880

5,650	Reinsurance Group of America Inc.	296,738

5,800	StanCorp Financial Group Inc.	276,254

Nuveen Investments	49

Portfolio of Investments (Unaudited)

Nuveen Small/Mid-Cap Value Fund (continued)

March 31, 2010

Shares	Description (1)	Value
	Insurance (continued)

5,200	Tower Group Inc.	$115,284

5,850	Willis Group Holdings PLC	183,047
	Total Insurance	1,609,184
	Machinery – 12.4%

13,200	CIRCOR International Inc.	438,371

6,800	Gardner Denver, Inc.	299,472

5,500	Harsco Corporation	175,670

3,000	Lincoln Electric Holdings Inc.	162,990

3,600	Middleby Corporation	207,324

6,150	Timken Company	184,562
	Total Machinery	1,468,389
	Metals & Mining – 8.0%

4,800	Aurizon Mines Ltd, (2)	22,848

11,100	Globe Specialty Metals Inc., (2)	124,209

18,000	Jaguar Mining Inc., (2)	165,602

40,000	Northgate Minerals Corporation, (2)	120,000

5,900	Reliance Steel & Aluminum Company	290,457

4,950	Royal Gold, Inc.	228,740
	Total Metals & Mining	951,856
	Oil, Gas & Consumable Fuels – 6.7%

18,200	Denbury Resources Inc., (2)	307,034

18,600	Petroquest Energy Inc., (2)	93,558

11,200	St Mary Land and Exploration Company	389,872
	Total Oil, Gas & Consumable Fuels	790,464
	Paper & Forest Products – 2.3%

31,900	Wausau Paper Corp., (2)	272,426
	Personal Products – 3.5%

23,000	Elizabeth Arden, Inc., (2)	413,999
	Pharmaceuticals – 2.6%

18,300	Biovail Corporation	306,891
	Semiconductors & Equipment – 1.5%

15,700	Teradyne Inc., (2)	175,369
	Thrifts & Mortgage Finance – 2.7%

8,900	Northwest Bancshares Inc.	104,486

13,750	People’s United Financial, Inc.	215,050
	Total Thrifts & Mortgage Finance	319,536
	Trading Companies & Distributors – 1.0%

3,350	WESCO International Inc., (2)	116,279
	Total Common Stocks (cost $9,088,404)	11,088,314

50	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 2.9%

$350	Repurchase Agreement with State Street Bank, dated 3/31/10, repurchase price $349,610, collateralized by $360,000 U.S. Treasury Bills, 0.000%, due 9/16/10, value $359,640	0.000%	4/01/10	$349,610
	Total Short-Term Investments (cost $349,610)			349,610
	Total Investments (cost $9,438,014) – 96.4%			11,437,924
	Other Assets Less Liabilities – 3.6%			433,128
	Net Assets – 100%			$11,871,052

Fair Value Measurements

In determining the value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of March 31, 2010:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$11,088,314	$—	$—	$11,088,314
Short-Term Investments	349,610	—	—	349,610
Total	$11,437,924	$—	$—	$11,437,924

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At March 31, 2010, the cost of investments was $9,823,418.

Gross unrealized appreciation and gross unrealized depreciation of investments at March 31, 2010, were as follows:

Gross unrealized:
Appreciation	$2,126,906
Depreciation	(512,400)
Net unrealized appreciation (depreciation) of investments	$1,614,506

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

ADR	American Depositary Receipt.

Nuveen Investments	51

Portfolio of Investments (Unaudited)

Nuveen NWQ Small-Cap Value Fund

March 31, 2010

Shares	Description (1)	Value
	COMMON STOCKS – 96.4%

	Building Products – 4.3%

40,280	Gibraltar Industries Inc.	$507,931

291,650	Griffon Corporation, (2)	3,633,958
	Total Building Products	4,141,889
	Commercial Banks – 9.3%

93,350	Pacwest Bancorp.	2,130,247

101,500	Privatebancorp, Inc.	1,390,550

155,550	Texas Capital BancShares, Inc., (2)	2,953,895

440,750	Western Alliance Bancorporation, (2)	2,507,868
	Total Commercial Banks	8,982,560
	Communications Equipment – 2.0%

334,650	Brocade Communications Systems Inc., (2)	1,910,852
	Containers & Packaging – 2.1%

36,600	Packaging Corp. of America	900,726

53,350	Temple-Inland Inc.	1,089,941
	Total Containers & Packaging	1,990,667
	Electrical Equipment – 2.8%

98,200	Belden Inc.	2,696,572
	Electronic Equipment & Instruments – 4.4%

83,700	Coherent Inc., (2)	2,675,052

234,800	Keithley Instruments, Inc.	1,549,680
	Total Electronic Equipment & Instruments	4,224,732
	Energy Equipment & Services – 2.1%

109,850	Acergy S.A., ADR	2,016,846
	Food & Staples Retailing – 3.4%

103,150	Casey’s General Stores, Inc.	3,238,910
	Food Products – 1.4%

30,900	Treehouse Foods Inc., (2)	1,355,583
	Health Care Providers & Services – 1.5%

236,850	Skilled Healthcare Group Inc., (2)	1,461,365
	Hotels, Restaurants & Leisure – 5.3%

111,350	Bob Evans Farms	3,441,829

99,350	California Pizza Kitchen, Inc., (2)	1,668,087
	Total Hotels, Restaurants & Leisure	5,109,916
	Household Durables – 1.1%

68,200	Hooker Furniture Corporation	1,096,656
	Insurance – 11.5%

99,100	Aspen Insurance Holdings Limited	2,858,044

131,650	First Mercury Financial Corporation	1,715,400

40,450	Hanover Insurance Group Inc.	1,764,025

189,300	PMA Capital Corporation, Class A	1,162,302

4,700	Primerica Inc., (2), DD	70,500

54,650	StanCorp Financial Group Inc.	2,602,980

43,150	Tower Group Inc.	956,636
	Total Insurance	11,129,887

52	Nuveen Investments

Shares	Description (1)	Value
	Machinery – 12.2%

125,000	Albany International Corporation, Class A	$2,691,250

116,500	CIRCOR International Inc.	3,868,964

32,973	Lincoln Electric Holdings Inc.	1,791,423

26,900	Middleby Corporation	1,549,171

25,350	RBC Bearings Inc., (2)	807,905

35,650	WABCO Holdings Inc., (2)	1,066,648
	Total Machinery	11,775,361
	Metals & Mining – 9.3%

213,700	Aurizon Mines Ltd, (2)	1,017,212

92,000	Globe Specialty Metals Inc., (2)	1,029,480

149,000	Jaguar Mining Inc., (2)	1,370,815

336,150	Northgate Minerals Corporation, (2)	1,008,450

47,150	Royal Gold, Inc.	2,178,802

178,600	Thompson Creek Metals Company Inc., (2)	2,416,458
	Total Metals & Mining	9,021,217
	Oil, Gas & Consumable Fuels – 3.9%

150,200	Petroquest Energy Inc., (2)	755,506

86,400	St Mary Land and Exploration Company	3,007,584
	Total Oil, Gas & Consumable Fuels	3,763,090
	Paper & Forest Products – 3.8%

116,303	Buckeye Technologies Inc., (2)	1,521,243

256,054	Wausau Paper Corp., (2)	2,186,701
	Total Paper & Forest Products	3,707,944
	Personal Products – 3.6%

191,750	Elizabeth Arden, Inc., (2)	3,451,499
	Road & Rail – 2.0%

96,955	Marten Transport, Ltd., (2)	1,910,983
	Semiconductors & Equipment – 8.1%

298,750	Actel Corporation, (2)	4,137,685

157,300	Standard Microsystems Corporation, (2)	3,661,943
	Total Semiconductors & Equipment	7,799,628
	Specialty Retail – 1.4%

325,591	Golfsmith International Holdings Inc., (2)	1,312,132
	Thrifts & Mortgage Finance – 0.9%

78,200	Northwest Bancshares Inc.	918,068
	Total Common Stocks (cost $84,394,512)	93,016,357

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 2.5%

$2,364	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/10, repurchase price $2,364,266, collateralized by $2,380,000 U.S. Treasury Notes, 2.875%, due 6/30/10, value $2,412,606	0.000%	4/01/10	$2,364,266
	Total Short-Term Investments (cost $2,364,266)			2,364,266
	Total Investments (cost $86,758,778) – 98.9%			95,380,623
	Other Assets Less Liabilities – 1.1%			1,079,468
	Net Assets - 100%			$96,460,091

Nuveen Investments	53

Portfolio of Investments (Unaudited)

Nuveen NWQ Small-Cap Value Fund (continued)

March 31, 2010

Fair Value Measurements

In determining the value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of March 31, 2010:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$93,016,357	$—	$—	$93,016,357
Short-Term Investments	2,364,266	—	—	2,364,266
Total	$95,380,623	$—	$—	$95,380,623

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At March 31, 2010, the cost of investments was $89,107,640.

Gross unrealized appreciation and gross unrealized depreciation of investments at March 31, 2010, were as follows:

Gross unrealized:
Appreciation	$17,545,725
Depreciation	(11,272,742)
Net unrealized appreciation (depreciation) of investments	$6,272,983

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

DD	Purchased on a delayed delivery basis.

ADR	American Depositary Receipt.

54	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen Tradewinds Value Opportunities Fund

March 31, 2010

Shares	Description (1)	Value
	COMMON STOCKS – 77.3%

	Aerospace & Defense – 1.5%

313,790	Lockheed Martin Corporation	$26,113,604
	Auto Components – 1.6%

474,182	Magna International Inc., Class A, (2)	29,328,157
	Capital Markets – 0.3%

367,000	UBS AG, (2)	5,974,760
	Commercial Banks – 0.9%

2,681,000	Sumitomo Trust & Banking Company, ADR, (4)	15,683,850
	Construction & Engineering – 1.1%

595,638	Shaw Group Inc., (2)	20,501,860
	Diversified Telecommunication Services – 4.9%

763,389	China Unicom Limited, ADR	8,511,787

311,600	KT Corporation, Sponsored ADR, (2)	6,468,816

2,110,000	Nippon Telegraph and Telephone Corporation, ADR	44,352,200

802,894	Telus Corporation	28,759,663
	Total Diversified Telecommunication Services	88,092,466
	Electric Utilities – 3.4%

1,854,000	Centrais Electricas Brasileiras S.A., PFD B ADR, (2)	33,557,400

1,664,404	Korea Electric Power Corporation, Sponsored ADR, (2)	27,029,921
	Total Electric Utilities	60,587,321
	Electronic Equipment & Instruments – 2.0%

1,200,000	Ingram Micro, Inc., Class A, (2)	21,060,000

366,500	Tech Data Corporation, (2)	15,356,350
	Total Electronic Equipment & Instruments	36,416,350
	Energy Equipment & Services – 1.4%

1,215,150	BJ Services Company	26,004,210
	Food & Staples Retailing – 5.5%

1,690,000	Kroger Co.	36,605,400

344,600	Seven & I Holdings, ADR, (4)	16,644,180

825,000	Wal-Mart Stores, Inc.	45,870,000
	Total Food & Staples Retailing	99,119,580
	Food Products – 3.5%

548,832	Cresud S.A., ADR	7,650,718

895,000	Smithfield Foods, Inc., (2)	18,562,300

1,930,000	Tyson Foods, Inc., Class A	36,959,500
	Total Food Products	63,172,518
	Health Care Equipment & Supplies – 0.7%

198,475	Zimmer Holdings, Inc., (2)	11,749,720
	Health Care Providers & Services – 2.8%

1,041,000	Aetna Inc.	36,549,510

505,723	Omnicare, Inc.	14,306,904
	Total Health Care Providers & Services	50,856,414
	Household Durables – 1.0%

1,728,000	Sekisui House, Ltd., Sponsored ADR, (4)	17,210,880

Nuveen Investments	55

Portfolio of Investments (Unaudited)

Nuveen Tradewinds Value Opportunities Fund (continued)

March 31, 2010

Shares	Description (1)	Value
	Household Products – 0.7%

468,000	KAO Corporation, Sponsored ADR, (4)	$11,840,400
	Insurance – 2.6%

391,784	CNA Financial Corporation	10,468,468

1,487,300	Marsh & McLennan Companies, Inc.	36,319,866
	Total Insurance	46,788,334
	Internet Software & Services – 1.4%

919,623	eBay Inc., (2)	24,783,840
	Machinery – 1.2%

602,700	AGCO Corporation	21,618,849
	Metals & Mining – 17.8%

1,638,720	Alumina Limited, Sponsored ADR	10,258,387

1,660,000	Barrick Gold Corporation	63,644,400

55,795	Crystallex International Corporation, (2)	18,384

3,034,003	Geovic Mining Corporation, (2)	2,001,965

1,990,531	Gold Fields Limited, Sponsored ADR	25,120,501

627,901	Ivanhoe Mines Ltd., (2)	10,931,756

3,240,000	Kinross Gold Corporation	55,371,600

1,676,100	Lihir Gold Limited, Sponsored ADR	47,198,976

1,310,000	Newmont Mining Corporation	66,718,300

3,280,341	NovaGold Resources Inc., (2)	23,421,635

915,000	Silver Standard Resources, Inc., (2)	16,277,850
	Total Metals & Mining	320,963,754
	Multi-Utilities – 2.9%

2,030,000	Ameren Corporation	52,942,400
	Oil, Gas & Consumable Fuels – 11.9%

1,584,000	Arch Coal Inc.	36,194,400

1,249,800	Cameco Corporation	34,257,018

230,150	Chevron Corporation	17,452,275

510,000	ConocoPhillips	26,096,700

426,511	Peabody Energy Corporation	19,491,553

408,000	Petrobras Energia S.A., ADR	6,805,440

184,400	Pioneer Natural Resources Company	10,385,408

564,000	Suncor Energy, Inc.	18,352,560

3,260,000	Tesoro Corporation	45,314,000
	Total Oil, Gas & Consumable Fuels	214,349,354
	Paper & Forest Products – 1.0%

280,000	Domtar Corporation	18,034,800
	Pharmaceuticals – 3.3%

2,515,000	Pfizer Inc.	43,132,250

749,650	Takeda Pharmaceuticals Company Limited, ADR, (4)	16,417,335
	Total Pharmaceuticals	59,549,585
	Road & Rail – 1.0%

238,900	Union Pacific Corporation	17,511,370

56	Nuveen Investments

Shares	Description (1)	Value
	Software – 1.5%

900,000	Microsoft Corporation	$26,343,000
	Wireless Telecommunication Services – 1.4%

261,200	TIM Participacoes S.A., ADR	7,250,912

1,172,000	Turkcell Iletisim Hizmetleri A.S., ADR	17,650,320
	Total Wireless Telecommunication Services	24,901,232
	Total Common Stocks (cost $1,137,742,435)	1,390,438,608

Shares	Description (1)		Coupon	Ratings (3)	Value
	CONVERTIBLE PREFERRED SECURITIES – 3.4%

	Communications Equipment – 2.5%

56,225	Lucent Technologies Capital Trust I		7.750%	B3	$44,755,100
	Road & Rail – 0.9%

12,362	Kansas City Southern Industries Inc.		5.125%	CCC	15,865,304
	Total Convertible Preferred Securities (cost $46,963,605)				60,620,404

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	CONVERTIBLE BONDS – 8.4%

	Airlines – 0.3%

$3,652	JetBlue Airways Corporation	6.750%	10/15/39	CCC	$5,131,060
	Biotechnology – 2.3%

41,605	Amgen Inc.	0.125%	2/01/11	A+	41,396,975
	Building Products – 0.5%

9,764	Griffon Corporation	4.000%	7/18/23	N/A	9,849,435
	Energy Equipment & Services – 1.5%

27,730	Transocean Inc.	1.625%	12/15/37	BBB+	27,764,663
	Health Care Providers & Services – 1.1%

22,949	Omnicare, Inc.	3.250%	12/15/35	B+	19,535,336
	Metals & Mining – 0.1%

3,018	Gold Reserve, Inc.	5.500%	6/15/22	N/A	2,097,510
	Oil, Gas & Consumable Fuels – 1.7%

15,120	Goodrich Petroleum Corporation	3.250%	12/01/26	N/A	14,193,900

19,159	USEC Inc.	3.000%	10/01/14	Caa2	15,566,688
34,279	Total Oil, Gas & Consumable Fuels				29,760,588
	Wireless Telecommunication Services – 0.9%

17,267	NII Holdings Inc.	3.125%	6/15/12	B–	16,382,065
$160,264	Total Convertible Bonds (cost $143,278,999)				151,917,632

Nuveen Investments	57

Portfolio of Investments (Unaudited)

Nuveen Tradewinds Value Opportunities Fund (continued)

March 31, 2010

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 10.2%

$183,605

Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/10, repurchase price $183,605,043, collateralized by: $85,000 U.S. Treasury Notes, 4.000%, due 2/15/15, value $91,426,
$43,000,000 U.S. Treasury Notes, 3.875%, due 9/15/10, value $43,778,300,
$24,000,000 U.S. Treasury Notes, 4.250%, due 10/15/10, value $24,981,600,
$67,985,000 U.S. Treasury Notes, 2.875%, due 6/30/10, value $68,916,395,
$38,000,000 U.S. Treasury Notes, 2.000%, due 9/30/10, value $38,326,800, $650,000 U.S. Treasury Notes, 3.750%, due 11/15/18, value $664,235,
$45,000 U.S. Treasury Notes, 1.250%, due 11/30/10, value $45,450,
$7,825,000 U.S. Treasury Notes, 0.875%, due 2/28/11, value $7,864,125, $1,675,000 U.S. Treasury Notes, 0.875%, due 5/31/11, value $1,685,469 and $920,000 U.S. Treasury Notes, due 1.000%, due 8/31/11, value $924,600

		0.000%	4/01/10	$183,605,043
	Total Short-Term Investments (cost $183,605,043)			183,605,043
	Total Investments (cost $1,511,590,082) – 99.3%			1,786,581,687
	Other Assets Less Liabilities – 0.7%			13,089,779
	Net Assets – 100%			$1,799,671,466

Fair Value Measurements

In determining the value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of March 31, 2010:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks*	$1,312,641,963	$77,796,645	$—	$1,390,438,608
Preferred Securities**	—	60,620,404	—	60,620,404
Convertible Bonds	—	151,917,632	—	151,917,632
Short-Term Investments	183,605,043	—	—	183,605,043
Total	$1,496,247,006	$290,334,681	$—	$1,786,581,687
*	Refer to the Fund’s Portfolio of Investments for industry breakdown of Common Stocks classified as Level 2.
**	Preferred Securities includes Convertible Preferred Securities, $25 Par (or similar) Preferred Securities and Capital Preferred Securities held by the Fund at the end of the reporting period, if any.

The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:

Level 3 Convertible Bonds
Balance at beginning of period	$1,612,885
Gains (losses):
Net realized gains (losses)	4,164,730
Net change in unrealized appreciation (depreciation)	(1,111,137)
Net purchases at cost (sales at proceeds)	(4,666,478)
Net discounts (premiums)	—
Net transfers in to (out of) at end of period fair value	—
Balance at end of period	$—

58	Nuveen Investments

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At March 31, 2010, the cost of investments was $1,520,170,058.

Gross unrealized appreciation and gross unrealized depreciation of investments at March 31, 2010, were as follows:

Gross unrealized:
Appreciation	$279,179,323
Depreciation	(12,767,694)
Net unrealized appreciation (depreciation) of investments	$266,411,629

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.

(4)	For fair value measurement disclosure purposes, Common Stock categorized as Level 2.

N/A	Not available.

ADR	American Depositary Receipt.

Nuveen Investments	59

Portfolio of Investments (Unaudited)

Nuveen U.S. Equity Completeness Fund

March 31, 2010

Shares	Description (1)	Value
	COMMON STOCKS – 84.7%

	Aerospace & Defense – 1.9%

30	American Science & Engineering Inc.	$2,248

30	Argon ST, Inc.	798

150	BE Aerospace Inc., (2)	4,568

310	Boeing Company	22,509

50	Cubic Corporation	1,800

50	Curtiss Wright Corporation	1,740

110	Digitalglobe Inc., (2)	3,075

60	Esterline Technologies Corporation	2,966

500	GenCorp Inc.	2,880

150	General Dynamics Corporation	11,580

60	GeoEye, Inc., (2)	1,770

20	Heico Corporation	1,031

250	Hexcel Corporation	3,610

150	Honeywell International Inc.	6,791

130	ITT Industries, Inc.	6,969

50	L-3 Communications Holdings, Inc.	4,582

10	Ladish Company, Inc., (2)	202

60	Lockheed Martin Corporation	4,993

290	Northrop Grumman Corporation	19,015

30	Precision Castparts Corporation	3,801

100	Raytheon Company	5,712

40	Stanley, Inc., (2)	1,132

50	Taser International, Inc., (2)	293

20	Teledyne Technologies Inc., (2)	825

190	United Technologies Corporation	13,986
	Total Aerospace & Defense	128,876
	Air Freight & Logistics – 0.3%

10	C.H. Robinson Worldwide, Inc.	559

130	FedEx Corporation	12,142

90	United Parcel Service, Inc., Class B	5,797
	Total Air Freight & Logistics	18,498
	Airlines – 0.2%

140	AirTran Holdings, Inc., (2)	711

40	Alaska Air Group, Inc.	1,649

10	Continental Airlines, inc., (2)	220

120	Delta Air Lines, Inc., (2)	1,751

190	Hawaiian Holdings Inc., (2)	1,400

300	Republic Airways Holdings, Inc., (2)	1,776

30	Skywest Inc.	428

190	Southwest Airlines Co.	2,512

160	UAL Corporation, (2)	3,128
	Total Airlines	13,575

60	Nuveen Investments

Shares	Description (1)	Value
	Auto Components – 0.4%

560	ArvinMeritor Inc.	$7,476

10	BorgWarner Inc., (2)	382

50	Cooper Tire & Rubber	951

760	Dana Holding Corporation, (2)	9,029

10	Fuel Systems Solutions, Inc., (2)	320

10	Goodyear Tire & Rubber Company	126

160	Johnson Controls, Inc.	5,278

200	Spartan Motors, Inc.	1,120

180	Standard Motor Products Inc.	1,786
	Total Auto Components	26,468
	Automobiles – 0.6%

2,820	Ford Motor Company	35,447

110	Harley-Davidson, Inc.	3,088

20	Thor Industries, Inc.	604
	Total Automobiles	39,139
	Beverages – 1.0%

610	Coca-Cola Company	33,550

270	Coca-Cola Enterprises Inc.	7,468

150	Constellation Brands, Inc., Class A, (2)	2,466

160	Dr. Pepper Snapple Group	5,627

20	Hansen Natural Corporation, (2)	868

20	Heckmann Corporation, (2)	116

50	Molson Coors Brewing Company, Class B	2,103

60	National Beverage Corporation	667

240	PepsiCo, Inc.	15,878
	Total Beverages	68,743
	Biotechnology – 1.3%

60	Acorda Therapeutics, Inc., (2)	2,052

50	Affymax, Inc., (2)	1,172

60	Alexion Pharmaceuticals Inc., (2)	3,262

60	Alkermes Inc., (2)	778

60	Allos Therapeutics, Inc., (2)	446

30	AMAG Pharmaceuticals Inc., (2)	1,047

140	Amgen Inc., (2)	8,366

10	Amicus Therapeutics, Inc., (2)	32

30	Amylin Pharmaceuticals Inc., (2)	675

30	Arena Pharmaceuticals, Inc., (2)	93

140	Array Biopharma, Inc., (2)	384

630	BioCryst Pharaceuticals, Inc., (2)	4,139

50	Biogen Idec Inc., (2)	2,868

30	Celgene Corporation, (2)	1,859

40	Cepheid, Inc., (2)	699

30	Cubist Pharmaceuticals Inc., (2)	676

330	Cytori Therapeutics, Inc., (2)	1,505

20	Dendreon Corporation, (2)	729

Nuveen Investments	61

Portfolio of Investments (Unaudited)

Nuveen U.S. Equity Completeness Fund (continued)

March 31, 2010

Shares	Description (1)	Value
	Biotechnology (continued)

20	Emergent BioSolutions, Inc., (2)	$336

50	Enzon Inc., (2)	509

150	Exelixis, Inc., (2)	911

70	Facet Biotech Corporation, (2)	1,889

40	Genzyme Corporation, (2)	2,073

150	Geron Corporation, (2)	852

50	Gilead Sciences, Inc., (2)	2,274

850	Human Genome Sciences, Inc., (2)	25,670

90	Immunomedics, Inc., (2)	299

140	Incyte Pharmaceuticals Inc., (2)	1,954

30	ISIS Pharmaceuticals, Inc., (2)	328

80	Ligand Pharmceuticals, Inc., (2)	140

80	Medivation, Inc.	839

20	Metabolix, Inc., (2)	244

10	Momenta Pharmaceuticals, Inc., (2)	150

330	Nabi Biopharmaceuticals, (2)	1,805

970	Novavax, Inc., (2)	2,241

60	OncoGenex Pharmacuetical Inc., (2)	1,232

50	Onyx Pharmaceuticals Inc., (2)	1,514

230	PDL Biopahrma Inc.	1,428

60	Pharmasett Inc., (2)	1,608

80	Regeneron Pharmaceuticals, Inc., (2)	2,119

10	Rigel Pharmaceuticals, Inc., (2)	80

40	Sangamo Biosciences, Inc., (2)	217

280	Savient Pharmaceuticals, Inc., (2)	4,046

60	Seattle Genetics, Inc., (2)	716

570	SIGA Technologies, Inc., (2)	3,779

40	Spectrum Pharmaceuticals, Inc., (2)	184

40	Theravance Inc., (2)	533

230	Vical, Inc., (2)	773
	Total Biotechnology	91,525
	Building Products – 0.3%

30	American Woodmark Company	582

20	Ameron International Corp.	1,258

70	Apogee Enterprises, Inc.	1,107

70	Armstrong World Industries Inc., (2)	2,542

200	Gibraltar Industries Inc.	2,522

40	Griffon Corporation, (2)	498

50	Insteel Industries, Inc.	535

280	Masco Corporation	4,346

40	Quanex Building Products Corporation	661

30	Simpson Manufacturing Company Inc.	833

60	Trex Company Inc., (2)	1,277

20	Universal Forest Products Inc.	770

130	USG Corporation	2,231
	Total Building Products	19,162

62	Nuveen Investments

Shares	Description (1)	Value
	Capital Markets – 2.1%

50	Affiliated Managers Group Inc., (2)	$3,950

660	Allied Capital Corporation, (2)	3,280

50	American Capital Limited	254

130	Ameriprise Financial, Inc.	5,897

30	Artio Global Investors Inc.	742

440	Bank of New York Company, Inc.	13,587

10	BlackRock Inc.	2,178

60	Broadpoint Gleacher Securities Inc.	240

230	Calamos Asset Management, Inc. Class A	3,298

320	Charles Schwab Corporation	5,981

30	Duff & Phelps Corporation, Class A	502

60	Eaton Vance Corporation	2,012

180	Fifth Street Finance Corporation	2,090

40	Franklin Resources, Inc.	4,436

10	GAMCO Investors Inc.	455

50	GFI Group, Inc.	289

240	Goldman Sachs Group, Inc.	40,951

20	Greenhill & Co Inc.	1,642

180	Invesco LTD	3,944

40	Janus Capital Group Inc.	572

100	Jefferies Group, Inc.	2,367

30	Kbw Inc., (2)	807

70	Knight Trading Group Inc., (2)	1,068

70	Legg Mason, Inc.	2,007

180	MCG Capital Corporation	938

620	Morgan Stanley	18,160

40	Northern Trust Corporation	2,210

50	OptionsXpress Holdings Inc., (2)	815

350	Pennantpark Investment Corporation	3,626

50	Penson Worldwide, Inc., (2)	504

20	Piper Jaffray Companies, (2)	806

130	Raymond James Financial Inc.	3,476

10	SEI Investments Company	220

100	State Street Corporation	4,514

40	Stifel Financial Corporation	2,150

50	T. Rowe Price Group Inc.	2,747

180	TradeStation Group, Inc., (2)	1,262

20	Waddell & Reed Financial, Inc., Class A	721

10	Westwood Holding Group Inc.	368
	Total Capital Markets	145,066
	Chemicals – 1.8%

100	Air Products & Chemicals Inc.	7,395

40	Airgas, Inc.	2,545

40	Albemarle Corporation	1,705

20	Arch Chemicals Inc.	688

Nuveen Investments	63

Portfolio of Investments (Unaudited)

Nuveen U.S. Equity Completeness Fund (continued)

March 31, 2010

Shares	Description (1)	Value
	Chemicals (continued)

70	Ashland Inc.	$3,694

20	Balchem Corporation	493

30	CF Industries Holdings, Inc.	2,735

60	Cytec Industries, Inc.	2,804

590	Dow Chemical Company	17,446

380	E.I. Du Pont de Nemours and Company	14,151

50	Eastman Chemical Company	3,184

80	Ecolab Inc.	3,516

80	H.B. Fuller Company	1,857

70	Innophos Holdings, Inc.	1,953

20	Innospec, Inc., (2)	227

60	Koppers Holdings Inc.	1,699

10	Lubrizol Corporation	917

120	Monsanto Company	8,570

80	Mosaic Company	4,862

20	Nalco Holding Company	487

20	NewMarket Corporation	2,060

90	Olin Corporation	1,766

140	PolyOne Corporation	1,434

90	PPG Industries, Inc.	5,886

60	Praxair, Inc.	4,980

30	Quaker Chemical Corporation	813

10	Rockwood Holdings Inc., (2)	266

30	RPM International, Inc.	640

10	Scotts Miracle Gro Company	464

120	Sensient Technologies Corporation	3,487

80	Shengdatech Inc., (2)	599

40	Sigma-Aldrich Corporation	2,146

250	Solutia Inc., (2)	4,028

40	Sparetech Corporation, (2)	468

40	STR Holdings Inc., (2)	940

120	Valspar Corporation	3,538

80	Westlake Chemical Corporation	2,063

160	WR Grace & Company, (2)	4,442

10	Zoltek Companies, Inc., (2)	96
	Total Chemicals	121,044
	Commercial Banks – 2.2%

10	1st Source Corporation	176

80	Associated Banc-Corp.	1,104

110	BancorpSouth Inc.	2,306

10	Bank of the Ozarks, Inc.	352

230	BB&T Corporation	7,450

20	Boston Private Financial Holdings Inc.	147

60	Camden National Corporation	1,927

30	City Holding Company	1,029

64	Nuveen Investments

Shares	Description (1)	Value
	Commercial Banks (continued)

170	Comerica Incorporated	$6,467

10	Community Trust Bancorp, Inc.	271

40	Cullen/Frost Bankers, Inc.	2,232

120	CVB Financial	1,192

20	Danvers Bancorp Inc.	277

40	East West Bancorp Inc.	697

120	F.N.B. Corporation PA	973

240	Fifth Third Bancorp.	3,262

430	First Bancorp of Puerto Rico	1,036

30	First Commonwealth Financial Corporation	201

20	First Community Bancshares, Inc.	247

50	First Financial Bancorp.	890

20	First Financial Bankshares, Inc.	1,031

10	First Midwest Bancorp, Inc.	136

120	FirstMerit Corporation	2,588

30	Fulton Financial Corporation	306

80	German American Bancorp, Inc.	1,210

90	Great Southern Bancorp.	2,020

20	Hancock Holding Company	836

20	Heartland Financial USA, Inc.	319

20	Home Bancshares, Inc.	529

170	Huntington BancShares Inc.	913

20	IberiaBank Corporation	1,200

30	Independent Bank Corporation	740

40	International Bancshares Corporation	920

100	KeyCorp.	775

40	M&T Bank Corporation	3,175

30	Marshall and Ilsley Corporation	242

20	MB Financial, Inc.	451

30	Nara Bancorp, Inc., (2)	263

30	National Penn Bancshares, Inc.	207

60	NBT Bancorp, Inc.	1,371

100	Northfield Bancorp Inc.	1,448

60	Old National Bancorp.	717

170	Oriental Financial Group Inc.	2,295

40	Orrstown Financial Services Inc.	1,015

10	Park National Corporation	623

60	Pinnacle Financial Partners, Inc., (2)	907

160	PNC Financial Services Group, Inc.	9,552

90	Prosperity Bancshares, Inc.	3,690

210	Regions Financial Corporation	1,649

10	S&T Bancorp, Inc.	209

10	Sandy Spring Bancorp, Inc.	150

10	SCBT Financial Corporation	370

40	Signature Bank, (2)	1,482

Nuveen Investments	65

Portfolio of Investments (Unaudited)

Nuveen U.S. Equity Completeness Fund (continued)

March 31, 2010

Shares	Description (1)	Value
	Commercial Banks (continued)

30	Simmons First National Corporation	$827

30	Sterling Bancshares Inc.	167

70	SunTrust Banks, Inc.	1,875

170	Susquehanna Bancshs Inc.	1,668

40	SVB Financial Group	1,866

20	SY Bancorp, Inc.	455

350	Synovus Financial Corp.	1,152

120	TCF Financial Corporation	1,913

11	Tompkins Financial Corporation	401

60	Trustmark Corporation	1,466

530	U.S. Bancorp	13,716

20	UMB Financial Corporation	812

60	Umpqua Holdings Corporation	796

70	United Bankshares, Inc.	1,835

170	United Community Banks, Inc.	750

40	Univest Corporation of Pennsylvania	748

80	Washington Trust Bancorp, Inc.	1,491

1,370	Wells Fargo & Company	42,634

50	Westamerica Bancorp.	2,883

20	Whitney Holding Corporation	276

10	Wilmington Trust Corporation	166

20	Wintrust Financial Corporation	744
	Total Commercial Banks	154,216
	Commercial Services & Supplies – 0.7%

50	ABM Industries Inc.	1,060

250	American Reprographics Co, (2)	2,243

130	APAC Customer Services Inc., (2)	748

150	Cintas Corporation	4,214

80	Cornell Companies Inc., (2)	1,465

220	Corrections Corporation of America	4,369

90	Covanta Holding Corporation, (2)	1,499

20	Fuel-Tech, Inc., (2)	160

70	Geo Group Inc., (2)	1,387

60	Healthcare Services Group, Inc.	1,343

100	HNI Corporation	2,663

160	Interface, Inc.	1,853

280	Kimball International Inc., Class B	1,946

80	McGrath Rentcorp.	1,938

30	Mine Safety Appliances Company	839

250	Pitney Bowes Inc.	6,113

120	Republic Services, Inc.	3,482

50	Sykes Enterprises Inc., (2)	1,142

120	Tetra Tech, Inc., (2)	2,765

20	United Stationers, Inc.	1,177

40	Viad Corporation	822

120	Waste Management, Inc.	4,132
	Total Commercial Services & Supplies	47,360

66	Nuveen Investments

Shares	Description (1)	Value
	Communications Equipment – 1.5%

50	ADC Telecommunications Inc., (2)	$366

70	ADTRAN, Inc.	1,845

170	Anaren Microwave Inc., (2)	2,421

40	Arris Group Inc., (2)	480

60	Aviat Networks Inc., (2)	398

100	Blue Coat Systems Inc., (2)	3,104

40	Brocade Communications Systems Inc., (2)	228

1,060	Cisco Systems, Inc., (2)	27,592

10	CommScope Inc., (2)	280

10	Comtech Telecom Corporation, (2)	320

50	Digi International, Inc., (2)	532

70	EMS Tech Inc., (2)	1,162

230	Extreme Networks Inc., (2)	706

30	Harmonic Inc., (2)	189

20	Harris Corporation	950

70	Hughes Communications, Inc., (2)	1,950

70	Infinera Corporation, (2)	596

110	Interdigital Inc., (2)	3,065

90	JDS Uniphase Corporation, (2)	1,128

280	Juniper Networks Inc., (2)	8,590

30	Loral Space & Communications, Inc., (2)	1,054

950	Motorola, Inc.	6,669

120	Netgear, Inc., (2)	3,132

190	Oplink Communications, Inc., (2)	3,523

480	Palm Inc., (2)	1,805

80	Plantronics Inc.	2,502

260	Polycom Inc., (2)	7,951

210	QUALCOMM Inc.	8,818

330	ShoreTel, Inc., (2)	2,181

380	Symmetricom Inc., (2)	2,215

70	Tekelec, (2)	1,271

1,020	UTStarcom, Inc., (2)	2,846

50	ViaSat, Inc., (2)	1,731
	Total Communications Equipment	101,600
	Computers & Peripherals – 3.0%

170	3Par Inc., (2)	1,700

320	Adaptec Inc., (2)	1,046

270	Apple, Inc.	63,431

70	Compellent Technologies Inc., (2)	1,229

130	Cray, Inc., (2)	774

330	Dell Inc., (2)	4,953

80	Diebold Inc.	2,541

20	Electronics For Imaging, (2)	233

890	EMC Corporation	16,056

620	Hewlett-Packard Company	32,953

Nuveen Investments	67

Portfolio of Investments (Unaudited)

Nuveen U.S. Equity Completeness Fund (continued)

March 31, 2010

Shares	Description (1)	Value
	Computers & Peripherals (continued)

70	Immersion Corporation, (2)	$350

60	Intermec Inc, (2)	851

320	International Business Machines Corporation (IBM)	41,040

40	Intevac, Inc., (2)	553

100	Isilon Systems, Inc., (2)	861

130	Netezza Corporation, (2)	1,663

70	Network Appliance Inc., (2)	2,279

470	Novatel Wireless, (2)	3,163

1,050	Quantum Corporation, (2)	2,762

80	SanDisk Corporation, (2)	2,770

520	Seagate Technology, (2)	9,495

80	STEC Inc., (2)	958

80	Stratasys, Inc., (2)	1,950

70	Synaptics, Inc., (2)	1,933

30	Teradata Corporation, (2)	867

330	Western Digital Corporation, (2)	12,867
	Total Computers & Peripherals	209,278
	Construction & Engineering – 0.2%

10	Comfort Systems USA Inc.	125

70	Emcor Group Inc., (2)	1,724

20	Insituform Technologies, Inc., (2)	532

30	Jacobs Engineering Group, Inc.	1,356

10	KBR Inc.	222

10	MasTec Inc., (2)	126

60	MYR Group Inc., (2)	979

70	Pike Electric Corporation, (2)	652

80	Quanta Services Incorporated, (2)	1,533

110	Shaw Group Inc., (2)	3,786

20	Sterling Construction Company, Inc., (2)	314

50	URS Corporation	2,481
	Total Construction & Engineering	13,830
	Construction Materials – 0.1%

70	Eagle Materials Inc.	1,858

50	Vulcan Materials Company	2,362
	Total Construction Materials	4,220
	Consumer Finance – 0.6%

420	Advance America Cash Advance Centers Inc	2,444

490	American Express Company	20,217

220	Americredit Corp., (2)	5,227

110	Capital One Financial Corporation	4,555

10	Cash America International, Inc.	395

420	Discover Financial Services	6,258

10	Dollar Financial Corporation, (2)	241

50	EZCORP, Inc.	1,030

210	SLM Corporation	2,629
	Total Consumer Finance	42,996

68	Nuveen Investments

Shares	Description (1)	Value
	Containers & Packaging – 0.3%

60	AEP Industries, Inc.	$1,561

40	Bemis Company, Inc.	1,149

110	Packaging Corp. of America	2,707

30	Pactiv Corporation, (2)	755

90	Rock-Tenn Company	4,101

140	Sealed Air Corporation	2,951

40	Silgan Holdings, Inc.	2,409

80	Sonoco Products Company	2,463

210	Temple-Inland Inc.	4,290
	Total Containers & Packaging	22,386
	Distributors – 0.1%

50	Core-Mark Holding Company, Inc., (2)	1,531

60	Genuine Parts Company	2,534
	Total Distributors	4,065
	Diversified Consumer Services – 0.5%

50	American Public Education Inc., (2)	2,330

10	Brinks Home Security Holdings Inc., (2)	426

20	Capella Education Company, (2)	1,857

280	Chinacast Education Corporation, (2)	2,047

40	Coinstar Inc., (2)	1,300

40	Corinthian Colleges Inc., (2)	704

20	Devry, Inc.	1,304

70	Grand Canyon Education Inc., (2)	1,830

10	H & R Block Inc.	178

50	K12, Inc., (2)	1,111

110	Lincoln Educational Services Corporation, (2)	2,783

30	Matthews International Corporation	1,065

10	Regis Corporation	187

590	Service Corporation International	5,416

140	Sothebys Holdings Inc.	4,353

460	Stewart Enterprises Class A	2,875

10	Universal Technical Institute Inc., (2)	228

60	Weight Watcher’s International Inc.	1,532
	Total Diversified Consumer Services	31,526
	Diversified Financial Services – 2.6%

3,430	Bank of America Corporation	61,226

5,220	Citigroup Inc.	21,141

30	CME Group, Inc.	9,483

110	Encore Capital Group, Inc., (2)	1,810

10	Intercontinental Exchange, Inc., (2)	1,122

1,540	JPMorgan Chase & Co.	68,915

40	Leucadia National Corporation	992

50	Life Partners Holdings, Inc.	1,109

90	Marketaxess	1,416

20	Moody’s Corporation	595

Nuveen Investments	69

Portfolio of Investments (Unaudited)

Nuveen U.S. Equity Completeness Fund (continued)

March 31, 2010

Shares	Description (1)	Value
	Diversified Financial Services (continued)

30	MSCI Inc., Class A Shares, (2)	$1,083

200	New York Stock Exchange Euronext	5,922

50	PHH Corporation, (2)	1,179

30	Porfolio Recovery Associates, Inc., (2)	1,646
	Total Diversified Financial Services	177,639
	Diversified Telecommunication Services – 3.1%

40	Abovenet Communications, (2)	2,029

90	Alaska Communications Systems Group Inc.	731

4,420	AT&T Inc.	114,213

10	Cbeyond Inc., (2)	137

340	CenturyTel, Inc.	12,056

200	Cogent Communications Group, Inc., (2)	2,082

210	Frontier Communications Corporation	1,562

180	General Communication, Inc., (2)	1,039

190	Global Crossing Limited, (2)	2,879

20	Iowa Telecommunications Services, Inc.	334

80	Neutral Tandem Inc., (2)	1,278

1,370	Qwest Communications International Inc.	7,151

2,150	Verizon Communications Inc.	66,693

230	Windstream Corporation	2,505
	Total Diversified Telecommunication Services	214,689
	Electric Utilities – 2.2%

10	Allegheny Energy, Inc.	230

10	ALLETE Inc	335

420	American Electric Power Company, Inc.	14,356

130	Cleco Corporation	3,452

60	DPL Inc.	1,631

1,230	Duke Energy Corporation	20,074

160	Edison International	5,467

100	Entergy Corporation	8,135

340	Exelon Corporation	14,895

220	FirstEnergy Corp.	8,600

250	FPL Group, Inc.	12,083

100	Great Plains Energy Incorporated	1,857

50	IDACORP, INC	1,731

30	ITC Holdings Corporation	1,650

110	Northeast Utilities	3,040

160	Pepco Holdings, Inc.	2,744

180	Pinnacle West Capital Corporation	6,791

350	PNM Resources Inc.	4,386

180	Portland General Electric Company	3,476

110	PPL Corporation	3,048

330	Progress Energy, Inc.	12,989

500	Southern Company	16,580

70	Nuveen Investments

Shares	Description (1)	Value
	Electric Utilities (continued)

40	Unisource Energy Corporation	$1,258

90	Westar Energy Inc.	2,007
	Total Electric Utilities	150,815
	Electrical Equipment – 0.7%

70	A123 Systems Inc., (2)	962

30	Acuity Brands Inc.	1,266

720	Advanced Battery Technologies Inc., (2)	2,808

180	American Superconductor Corporation, (2)	5,202

30	Belden Inc.	824

50	Brady Corporation	1,556

290	Emerson Electric Company	14,599

90	Encore Wire Corporation	1,872

280	Ener1 Inc., (2)	1,324

100	Energy Conversion Devices Inc., (2)	783

20	First Solar Inc., (2)	2,453

20	Franklin Electric Company, Inc.	600

30	Fuelcell Energy Inc., (2)	85

210	GrafTech International Ltd., (2)	2,871

30	Hubbell Incorporated, Class B	1,513

50	II VI Inc., (2)	1,692

80	Microvision, Inc., (2)	226

30	Polypore International Inc., (2)	524

10	Regal-Beloit Corporation	594

50	Rockwell Automation, Inc.	2,818

70	Woodward Governor Company	2,239
	Total Electrical Equipment	46,811
	Electronic Equipment & Instruments – 0.9%

260	Agilent Technologies, Inc., (2)	8,941

10	Amphenol Corporation, Class A	422

50	Anixter International Inc., (2)	2,343

100	Arrow Electronics, Inc.	3,013

180	Avnet Inc.	5,400

30	Benchmark Electronics Inc., (2)	622

30	Brightpoint Inc., (2)	226

130	China Security and Surveillance Techology Inc., (2)	1,000

10	Cogent Inc., (2)	102

20	Cognex Corporation	370

160	Comverge, Inc., (2)	1,810

460	Corning Incorporated	9,297

20	Echelon Corporation, (2)	179

190	Electro Scientific Industries Inc., (2)	2,434

10	FLIR Systems Inc., (2)	282

480	Jabil Circuit Inc.	7,771

10	Littelfuse Inc., (2)	380

180	Methode Electronics, Inc.	1,782

Nuveen Investments	71

Portfolio of Investments (Unaudited)

Nuveen U.S. Equity Completeness Fund (continued)

March 31, 2010

Shares	Description (1)	Value
	Electronic Equipment & Instruments (continued)

40	Multi Fineline Electronix, Inc., (2)	$1,030

250	Newport Corporation	3,125

10	OSI Systems Inc., (2)	281

50	Plexus Corporation, (2)	1,802

610	Power-One Inc., (2)	2,574

70	Rofin Sinar Technologies Inc., (2)	1,583

10	Rogers Corporation	290

30	SYNNEX Corporation, (2)	887

100	Tech Data Corporation, (2)	4,190

30	TTM Technologies, Inc., (2)	266

10	Universal Display Corporation, (2)	118
	Total Electronic Equipment & Instruments	62,520
	Energy Equipment & Services – 1.9%

140	Atwood Oceanics Inc., (2)	4,848

200	Baker Hughes Incorporated	9,368

90	BJ Services Company	1,926

50	Cal Dive International Inc., (2)	367

40	Carbo Ceramics Inc.	2,494

50	Complete Production Services, (2)	578

170	Cooper Cameron Corporation, (2)	7,286

70	Dril Quip Inc., (2)	4,259

10	Exterran Holdings, Inc., (2)	242

50	Gulf Island Fabrication, Inc.	1,088

20	Gulfmark Offshore Inc., (2)	531

560	Halliburton Company	16,873

140	Helix Energy Solutions Group, (2)	1,824

190	Hercules Offshore Inc., (2)	819

770	ION Geophysical Corporation, (2)	3,788

50	Key Energy Services Inc., (2)	478

40	Lufkin Industries Inc.	3,166

40	Matrix Service Company, (2)	430

250	Nabors Industries Inc., (2)	4,908

250	National-Oilwell Varco Inc.	10,145

90	Natural Gas Services Group, (2)	1,428

30	Newpark Resources Inc., (2)	158

20	Oil States International Inc., (2)	907

160	Parker Drilling Company	789

50	PHI Inc Non-Voting	1,059

90	Pioneer Drilling Company, (2)	634

140	Pride International Inc., (2)	4,215

240	Rowan Companies Inc.	6,986

10	RPC Inc.	111

440	Schlumberger Limited	27,922

40	SeaCor Smit Inc., (2)	3,226

20	Smith International, Inc.	856

72	Nuveen Investments

Shares	Description (1)	Value
	Energy Equipment & Services (continued)

80	Superior Energy Services, Inc., (2)	$1,682

40	Superior Well Services, Inc., (2)	535

50	Tidewater Inc.	2,364

90	Willbros Group Inc., (2)	1,081
	Total Energy Equipment & Services	129,371
	Food & Staples Retailing – 1.1%

50	Andersons, Inc.	1,674

20	Casey’s General Stores, Inc.	628

120	Costco Wholesale Corporation	7,165

420	CVS Caremark Corporation	15,355

130	Kroger Co.	2,816

30	Nash Finch Company	1,010

170	Pantry, Inc., (2)	2,123

60	Ruddick Corporation	1,898

200	Safeway Inc.	4,972

70	Spartan Stores, Inc.	1,009

60	SUPERVALU INC.	1,001

120	Sysco Corporation	3,540

80	United Natural Foods Inc., (2)	2,250

10	Village Super Market, Inc.	280

190	Walgreen Co.	7,047

360	Wal-Mart Stores, Inc.	20,016

10	Weis Markets Inc.	364
	Total Food & Staples Retailing	73,148
	Food Products – 1.5%

630	AgFeed Industries Inc., (2)	2,766

290	Archer-Daniels-Midland Company	8,381

50	Bunge Limited	3,082

50	Campbell Soup Company	1,768

30	Chiquita Brands International Inc.	472

450	ConAgra Foods, Inc.	11,282

40	Corn Products International, Inc.	1,386

100	Darling International Inc., (2)	896

130	Dean Foods Company, (2)	2,040

260	Del Monte Foods Company	3,796

150	Dole Food Company Inc., (2)	1,778

40	Flowers Foods Inc.	990

100	General Mills, Inc.	7,079

100	H.J. Heinz Company	4,561

20	Hain Celestial Group Inc., (2)	347

30	Hershey Foods Corporation	1,284

60	JM Smucker Company	3,616

40	Kellogg Company	2,137

600	Kraft Foods Inc.	18,144

30	Lancaster Colony Corporation	1,769

Nuveen Investments	73

Portfolio of Investments (Unaudited)

Nuveen U.S. Equity Completeness Fund (continued)

March 31, 2010

Shares	Description (1)	Value
	Food Products (continued)

30	Lance, Inc.	$694

50	Mead Johnson Nutrition Company, Class A Shares	2,602

10	Ralcorp Holdings Inc., (2)	678

20	Sanderson Farms Inc.	1,072

760	Sara Lee Corporation	10,587

70	Seneca Foods Corporation, (2)	2,038

10	Synutra International Inc., (2)	226

80	Treehouse Foods Inc., (2)	3,510

70	Tyson Foods, Inc., Class A	1,341

50	Zhongpin Inc., (2)	635
	Total Food Products	100,957
	Gas Utilities – 0.4%

50	AGL Resources Inc.	1,933

70	Atmos Energy Corporation	2,000

10	EQT Corporation	410

60	Laclede Group Inc.	2,023

30	New Jersey Resources Corporation	1,127

90	Nicor Inc.	3,773

110	ONEOK, Inc.	5,022

100	Piedmont Natural Gas Company	2,758

80	Questar Corporation	3,456

30	South Jersey Industries Inc.	1,260

30	Southwest Gas Corporation	898

20	UGI Corporation	531

50	WGL Holdings Inc.	1,733
	Total Gas Utilities	26,924
	Health Care Equipment & Supplies – 1.6%

70	Abaxis, Inc., (2)	1,903

50	Abiomed, Inc., (2)	517

20	Accuray, Inc., (2)	122

120	Align Technology, Inc., (2)	2,321

140	American Medical Systems Holdings, Inc., (2)	2,601

30	AngioDynamics, Inc., (2)	469

80	Baxter International, Inc.	4,656

10	Beckman Coulter, Inc.	628

90	Becton, Dickinson and Company	7,086

440	Boston Scientific Corporation, (2)	3,177

40	Bovie Medical Corporation, (2)	250

20	C. R. Bard, Inc.	1,732

120	CareFusion Corporation, (2)	3,172

30	Conceptus Inc., (2)	599

30	Cooper Companies, Inc.	1,166

30	Cyberonics, (2)	575

70	DENTSPLY International Inc.	2,440

110	DexCom, Inc., (2)	1,070

74	Nuveen Investments

Shares	Description (1)	Value
	Health Care Equipment & Supplies (continued)

10	Edwards Lifesciences Corporation, (2)	$989

220	ev3, Inc., (2)	3,489

100	Exactech, Inc., (2)	2,097

20	Greatbatch, Inc., (2)	424

20	Haemonetics Corporation, (2)	1,143

20	Heartware International Inc., (2)	889

80	Hill Rom Holdings Inc.	2,177

90	Hologic Inc., (2)	1,669

90	Hospira Inc., (2)	5,099

10	Idexx Labs Inc., (2)	576

60	Immucor, Inc., (2)	1,343

100	Insulet Corporation, (2)	1,509

50	Integra Lifesciences Holdings Corporation, (2)	2,192

10	Intuitive Surgical, Inc., (2)	3,481

120	Invacare Corporation	3,185

40	Inverness Medical Innovation, (2)	1,558

20	Kinetic Concepts Inc., (2)	956

80	Mako Surgical Corporation, (2)	1,078

50	Masimo Corporation	1,328

160	Medical Action Industries, Inc., (2)	1,963

200	Medtronic, Inc.	9,006

50	Meridian Bioscience, Inc.	1,019

30	Merit Medical Systems, Inc., (2)	458

30	Natus Medical, Inc., (2)	477

80	Neogen Corporation, (2)	2,008

40	NuVasive, Inc., (2)	1,808

60	Nxstage Medical, Inc., (2)	687

90	OraSure Technologies, Inc., (2)	534

30	Orthofix International NV, (2)	1,091

40	Orthovita, Inc., (2)	170

20	Quidel Corporation, (2)	291

40	Saint Jude Medical Inc.	1,642

20	SonoSite, Inc., (2)	642

50	Spectranetics Corporation, (2)	346

80	Steris Corporation	2,693

50	Stryker Corporation	2,861

10	Surmodics Inc., (2)	209

50	Thoratec Corporation, (2)	1,673

30	Varian Medical Systems, Inc.	1,660

20	Vascular Solutions, Inc., (2)	180

40	Volcano Corporation, (2)	966

30	West Pharmaceutical Services Inc.	1,259

30	Wright Medical Group, Inc., (2)	533

10	Young Innovations, Inc.	282

100	Zimmer Holdings, Inc., (2)	5,920

20	Zoll Medical Corporation, (2)	527
	Total Health Care Equipment & Supplies	110,571

Nuveen Investments	75

Portfolio of Investments (Unaudited)

Nuveen U.S. Equity Completeness Fund (continued)

March 31, 2010

Shares	Description (1)	Value
	Health Care Providers & Services – 2.1%

140	Aetna Inc.	$4,915

20	Air Methods Corporation, (2)	680

10	Almost Family, Inc., (2)	377

30	Amedisys, Inc., (2)	1,657

240	American Dental Partners, Inc., (2)	3,132

40	AmericGroup Corporation, (2)	1,330

10	AmerisourceBergen Corporation	289

20	AMN Healthcare Services Inc., (2)	176

40	Bio-Reference Laboratories, Inc., (2)	1,759

140	Bioscrip, Inc., (2)	1,117

20	Brookdale Senior Living Inc.	417

360	Cardinal Health, Inc.	12,971

50	Catalyst Health Soltuions Inc., (2)	2,069

40	Centene Corporation, (2)	962

30	Chemed Corporation	1,631

140	CIGNA Corporation	5,121

100	Community Health Systems, Inc., (2)	3,693

130	Coventry Health Care, Inc., (2)	3,214

10	Cross Country Healthcare, Inc., (2)	101

20	Davita Inc., (2)	1,268

90	Emergency Medical Services Corporation, (2)	5,090

20	Emeritus Corporation, (2)	407

40	Express Scripts, Inc., (2)	4,070

10	Genoptix Inc., (2)	355

20	Gentiva Health Services, Inc., (2)	566

170	Health Management Associates Inc.	1,462

100	Health Net Inc., (2)	2,487

160	HealthSouth Corporation, (2)	2,992

30	HealthSpring, Inc., (2)	528

20	Henry Schein Inc., (2)	1,178

90	HMS Holdings Corporation, (2)	4,589

70	Humana Inc.	3,274

30	IPC The Hospitalist Company, Inc., (2)	1,053

70	Kindred Healthcare Inc., (2)	1,264

10	LHC Group, Inc., (2)	335

10	Lifepoint Hospitals Inc., (2)	368

90	Lincare Holdings, (2)	4,039

30	Magellan Health Services, Inc., (2)	1,304

80	McKesson HBOC Inc.	5,258

30	Medax Inc., (2)	1,746

90	Medco Health Solutions, Inc., (2)	5,810

10	MWI Veterinary Supply, Inc., (2)	404

20	Odyssey Healthcare, Inc., (2)	362

30	Omnicare, Inc.	849

40	Owens and Minor Inc.	1,856

76	Nuveen Investments

Shares	Description (1)	Value
	Health Care Providers & Services (continued)

100	Pharmerica Corporation, (2)	$1,822

80	PSS World Medical Inc., (2)	1,881

30	Psychiatric Solutions, Inc., (2)	894

10	Quest Diagnostics Incorporated	583

50	RehabCare Group Inc., (2)	1,364

20	Res-Care, Inc., (2)	240

150	Select Medical Corporation, (2)	1,266

30	Sun Healthcare Group, Inc., (2)	286

440	UnitedHealth Group Incorporated	14,375

40	Universal Health Services, Inc., Class B	1,404

80	Wellcare Health Plans Inc., (2)	2,384

350	Wellpoint Inc., (2)	22,533
	Total Health Care Providers & Services	147,557
	Health Care Technology – 0.2%

40	AthenaHealth Inc., (2)	1,462

60	Cerner Corporation, (2)	5,104

30	Computer Programs and Systems, Inc.	1,172

80	Eclipsys Corporation, (2)	1,590

60	MedAssets Inc., (2)	1,260

120	Omnicell, Inc., (2)	1,684

50	Phase Forward, Inc., (2)	654

40	Quality Systems Inc.	2,458
	Total Health Care Technology	15,384
	Hotels, Restaurants & Leisure – 1.3%

350	AFC Enterprises, Inc., (2)	3,756

190	Bally Technologies, Inc., (2)	7,703

20	BJ’s Restaurants, Inc., (2)	466

10	Bob Evans Farms	309

20	Brinker International Inc.	386

120	California Pizza Kitchen, Inc., (2)	2,015

180	Carnival Corporation	6,998

10	CBRL Group Inc.	464

70	CEC Entertainment Inc., (2)	2,666

250	Cheesecake Factory Inc., (2)	6,765

10	Churchill Downs Inc.	375

10	Darden Restaurants, Inc.	445

10	Jack in the Box Inc., Term Loan, (2)	236

160	Las Vegas Sands, (2)	3,384

50	Life Time Fitness Inc., (2)	1,405

70	Marriott International, Inc., Class A	2,206

190	McDonald’s Corporation	12,677

20	MGM Mirage Inc.	240

10	P.F. Changs China Bistro, Inc., (2)	441

10	Panera Bread Company, (2)	765

20	Peets Coffee and Tea Inc., (2)	793

Nuveen Investments	77

Portfolio of Investments (Unaudited)

Nuveen U.S. Equity Completeness Fund (continued)

March 31, 2010

Shares	Description (1)	Value
	Hotels, Restaurants & Leisure (continued)

180	Sonic Corporation, (2)	$1,989

560	Starbucks Corporation	13,591

260	Starwood Hotels & Resorts Worldwide, Inc.	12,126

10	Steak N Shake Company, (2)	3,813

20	WMS Industries Inc.	839

10	Wynn Resorts Ltd	758

80	YUM! Brands, Inc.	3,066
	Total Hotels, Restaurants & Leisure	90,677
	Household Durables – 0.8%

750	Beazer Homes USA, Inc.	3,405

40	Blyth Inc.	1,250

30	D.R. Horton, Inc.	378

80	Ethan Allen Interiors Inc.	1,650

60	Fortune Brands Inc.	2,911

140	Furniture Brands International, Inc.	900

10	Helen of Troy Limited, (2)	261

40	Irobot Corporation, (2)	606

130	Jarden Corporation	4,328

40	KB Home	670

10	MDC Holdings Inc.	346

10	Mohawk Industries Inc., (2)	544

20	National Presto Industries Inc.	2,378

10	NVR Inc.	7,265

60	Pulte Corporation	675

30	Ryland Group Inc.	673

600	Standard Pacific Corporation	2,712

180	Tempur Pedic International Inc.	5,429

130	Tupperware Corporation	6,269

130	Whirlpool Corporation	11,343
	Total Household Durables	53,993
	Household Products – 0.9%

70	Colgate-Palmolive Company	5,968

120	Kimberly-Clark Corporation	7,546

750	Procter & Gamble Company	47,453
	Total Household Products	60,967
	Independent Power Producers & Energy Traders – 0.1%

300	AES Corporation	3,300

30	Calpine Corporation, (2)	357

10	Constellation Energy Group	351

190	Mirant Corporation, (2)	2,063

210	NRG Energy Inc., (2)	4,389
	Total Independent Power Producers & Energy Traders	10,460
	Industrial Conglomerates – 1.5%

130	3M Co.	10,864

5,050	General Electric Company	91,910

78	Nuveen Investments

Shares	Description (1)	Value
	Industrial Conglomerates (continued)

20	Otter Tail Power Corporation	$439

30	Raven Industries, Inc.	885

90	Textron Inc.	1,911
	Total Industrial Conglomerates	106,009
	Insurance – 2.8%

170	AFLAC Incorporated	9,229

350	Allstate Corporation	11,309

40	American International Group	1,366

20	American National Insurance Company	2,271

60	Amerisafe, Inc., (2)	982

20	Amtrust Financial Services, Inc.	279

60	Aon Corporation, (2)	2,563

20	Arch Capital Group Limited, (2)	1,525

10	Argo Group International Holdings Inc.	326

60	Aspen Insurance Holdings Limited	1,730

50	Assurant Inc.	1,719

150	Assured Guaranty Limited, (2)	3,296

130	Axis Capital Holdings Limited	4,064

90	Baldwin & Lyons, Class B	2,168

10	Brown & Brown Inc.	179

140	Chubb Corporation	7,259

80	Cincinnati Financial Corporation	2,312

10	CNA Financial Corporation	267

80	Conseco Inc., (2)	498

90	Delphi Financial Group, Inc.	2,264

10	eHealth, Inc., (2)	158

10	Employers Holdings, Inc.	149

30	Everest Reinsurance Group Ltd	2,428

10	FBL Financial Group Inc.	245

100	Fidelity National Title Group Inc., Class A	1,482

50	First American Corporation	1,692

60	Flagstone Reinsurance Holdings Ltd	688

810	Genworth Financial Inc., Class A	14,855

10	Harleysville Group, Inc.	338

170	Hartford Financial Services Group, Inc.	4,831

140	HCC Insurance Holdings Inc.	3,864

100	Hilltop Holdings Inc.	1,175

10	Horace Mann Educators Corporation	151

200	Lincoln National Corporation	6,140

150	Loews Corporation	5,592

180	Marsh & McLennan Companies, Inc.	4,396

90	Max Capital Group Limited	2,069

30	MBIA Inc.	188

190	Meadowbrook Insurance Group, Inc.	1,501

50	Mercury General Corporation	2,186

Nuveen Investments	79

Portfolio of Investments (Unaudited)

Nuveen U.S. Equity Completeness Fund (continued)

March 31, 2010

Shares	Description (1)	Value
	Insurance (continued)

210	MetLife, Inc.	$9,101

80	Montpelier Re Holdings Limited	1,345

390	National Financial Partners Corp.	5,499

310	Old Republic International Corporation	3,931

60	PartnerRe Limited	4,783

40	Platinum Underwriters Holdings Limited	1,483

30	Presidential Life Corporation	299

30	ProAssurance Corporation, (2)	1,756

300	Progressive Corporation	5,727

180	Prudential Financial, Inc.	10,890

20	RenaisasnceRE Holdings, Limited	1,135

20	RLI Corporation	1,140

30	Seabright Insurance Holdings Inc.	330

10	State Auto Financial Corporation	180

30	Stewart Information Services Corporation	414

20	Torchmark Corporation	1,070

40	Tower Group Inc.	887

260	Travelers Companies, Inc.	14,024

20	United America Indemnity Limited, (2)	191

120	Unitrin, Inc.	3,366

130	Unum Group	3,220

10	Valdius Holdings Limited	275

10	White Mountain Insurance Group	3,550

20	WR Berkley Corporation	522

380	XL Capital Ltd, Class A	7,182

50	Zenith National Insurance Corp.	1,916
	Total Insurance	193,950
	Internet & Catalog Retail – 0.5%

90	Amazon.com, Inc., (2)	12,216

40	Blue Nile Inc., (2)	2,201

460	Drugstore.com, Inc., (2)	1,642

260	Expedia, Inc.	6,490

440	Liberty Media Holding Corporation Interactive, Class A, (2)	6,736

60	NetFlix.com Inc., (2)	4,424

70	Nutri System Inc.	1,247

280	Orbitz Worldwide Inc., (2)	1,991
	Total Internet & Catalog Retail	36,947
	Internet Software & Services – 1.2%

50	Archipelago Learning Inc., (2)	729

100	Art Technology Group, Inc., (2)	441

80	ComScore Inc., (2)	1,335

10	Constant Contact Inc., (2)	232

10	DealerTrack Holdings, Inc., (2)	171

40	Digital River, Inc., (2)	1,212

30	Earthlink, Inc.	256

80	Nuveen Investments

Shares	Description (1)	Value
	Internet Software & Services (continued)

480	eBay Inc., (2)	$12,936

40	Equinix Inc., (2)	3,894

80	Google Inc., Class A, (2)	45,361

40	GSI Commerce, Inc., (2)	1,107

260	Internet Capital Group Inc., (2)	2,197

50	j2 Global Communications, Inc., (2)	1,170

130	Liquidity Services, Inc., (2)	1,500

10	Mercadolibre, Inc., (2)	482

30	ModusLink Global Solutions Inc., (2)	253

90	Move, Inc., (2)	188

120	NIC, Incorporated	944

50	RealNetworks Inc., (2)	242

10	Sohu.com Inc., (2)	546

110	ValueClick, Inc., (2)	1,115

110	VeriSign, Inc., (2)	2,861

10	VistaPrint NV, (2)	573

40	Vocus, Inc., (2)	682

250	Yahoo! Inc., (2)	4,133
	Total Internet Software & Services	84,560
	IT Services – 1.2%

10	Accenture Limited	420

200	Acxiom Corporation	3,588

100	Amdocs Limited, (2)	3,011

90	Automatic Data Processing, Inc.	4,002

10	Broadridge Financial Solutions, Inc.	214

30	CACI International Inc., (2)	1,466

80	Cognizant Technology Solutions Corporation, Class A, (2)	4,078

140	Computer Sciences Corporation, (2)	7,629

300	Convergys Corporation, (2)	3,678

250	Cybersource Corporation, (2)	4,410

70	Euronet Worldwide, Inc., (2)	1,290

100	Fidelity National Information Services	2,344

20	Fiserv, Inc., (2)	1,015

60	Gartner Inc., (2)	1,334

100	IGATE Corporation	973

100	InfoUSA Inc.	780

10	ManTech International Corporation, Class A, (2)	488

20	MasterCard, Inc.	5,080

20	Maximus Inc.	1,219

60	Ness Technologies, Inc., (2)	379

10	Paychex, Inc.	307

30	Rightnow Technologies, Inc., (2)	536

50	SAIC, Inc., (2)	885

150	Sapient Corporation	1,371

50	SRA International, Inc., (2)	1,040

Nuveen Investments	81

Portfolio of Investments (Unaudited)

Nuveen U.S. Equity Completeness Fund (continued)

March 31, 2010

Shares	Description (1)	Value
	IT Services (continued)

120	TeleTech Holdings, Inc., (2)	$2,050

60	TNS Inc., (2)	1,338

40	Total System Services Inc.	626

160	Unisys Corporation	5,582

160	VeriFone Holdings Inc., (2)	3,234

150	Visa Inc.	13,655

100	Western Union Company	1,696

10	Wright Express Corporation, (2)	301
	Total IT Services	80,019
	Leisure Equipment & Products – 0.2%

80	Brunswick Corporation	1,278

120	Hasbro, Inc.	4,594

40	Mattel, Inc.	910

50	Polaris Industries Inc.	2,558

220	RC2 Corporation, (2)	3,293
	Total Leisure Equipment & Products	12,633
	Life Sciences Tools & Services – 0.5%

530	Affymetrix, Inc., (2)	3,890

10	Charles River Laboratories International, Inc., (2)	393

40	Covance, Inc., (2)	2,456

30	Dionex Corporation, (2)	2,243

50	Illumina Inc., (2)	1,945

40	Life Technologies Corporation, (2)	2,091

80	Luminex Corporation, (2)	1,346

40	Millipore Corporation	4,224

160	Perkinelmer Inc.	3,824

20	Techne Corporation	1,274

200	Thermo Fisher Scientific, Inc., (2)	10,288

30	Varian Inc., (2)	1,553

20	Waters Corporation, (2)	1,351
	Total Life Sciences Tools & Services	36,878
	Machinery – 2.0%

20	Actuant Corporation	391

20	Albany International Corporation, Class A	431

10	Blount International Inc., (2)	104

10	Bucyrus International, Inc.	660

220	Caterpillar Inc.	13,827

40	Chart Industries, Inc., (2)	800

10	CLARCOR, Inc.	345

20	Crane Company	710

160	Cummins Inc.	9,912

50	Danaher Corporation	3,996

300	Deere & Company	17,838

60	Donaldson Company, Inc.	2,707

50	Dover Corporation	2,338

82	Nuveen Investments

Shares	Description (1)	Value
	Machinery (continued)

80	Eaton Corporation	$6,062

40	Flowserve Corporation	4,411

60	Gardner Denver, Inc.	2,642

10	Gorman-Rupp Company	254

90	Greenbrier Companies Inc., (2)	991

20	Harsco Corporation	639

180	Illinois Tool Works, Inc.	8,525

30	Joy Global Inc.	1,698

20	K Tron International, Inc., (2)	2,999

10	LB Foster Company	289

40	Lincoln Electric Holdings Inc.	2,173

80	Mueller Industries Inc.	2,143

90	Mueller Water Products Inc.	430

50	Nacco Industries Inc.	3,708

20	Navistar International Corporation, (2)	895

80	Nordson Corporation	5,434

270	Oshkosh Truck Corporation, (2)	10,892

60	PACCAR Inc.	2,600

90	Pall Corporation	3,644

60	Parker Hannifin Corporation	3,884

20	Pentair, Inc.	712

60	RBC Bearings Inc., (2)	1,912

80	SPX Corporation	5,306

80	Sun Hydraulics Corporation	2,078

80	Tennant Company	2,191

30	Titan International Inc.	262

160	Trinity Industries Inc.	3,194

30	Valmont Industries, Inc.	2,485

20	WABCO Holdings Inc., (2)	598
	Total Machinery	137,110
	Marine – 0.1%

130	Alexander and Bald, Inc.	4,297

90	Eagle Bulk Shipping Inc., (2)	478

120	Kirby Corporation	4,578
	Total Marine	9,353
	Media – 3.3%

40	Arbitron Inc.	1,066

400	Cablevision Systems Corporation	9,656

280	CBS Corporation, Class B	3,903

40	CKX, Inc., (2)	245

2,200	Comcast Corporation, Class A	41,404

360	DIRECTV Group, Inc.	12,172

130	Dreamworks Animation SKG Inc., (2)	5,121

30	Echostar Communications Corporation, Variable Prepaid Forward	625

1,170	Interpublic Group Companies, Inc.	9,734

Nuveen Investments	83

Portfolio of Investments (Unaudited)

Nuveen U.S. Equity Completeness Fund (continued)

March 31, 2010

Shares	Description (1)	Value
	Media (continued)

250	Knology, Inc., (2)	$3,360

80	Lamar Advertising Company, (2)	2,748

220	Liberty Global Inc, A Shares, (2)	6,415

40	Liberty Media Holding Corporation, Capital Tracking Stock, Class A, (2)	1,455

20	Live Nation Inc., (2)	290

100	Madison Square Garden Inc., (2)	2,173

60	McGraw-Hill Companies, Inc.	2,139

10	MediaCom Communications Corporation, (2)	60

10	Morningstar, Inc., (2)	481

190	National CineMedia, Inc.	3,279

60	New York Times, Class A	668

1,520	News Corporation, Class A	21,903

70	Omnicom Group, Inc.	2,717

50	RCN Corporation, (2)	754

420	Time Warner Cable, Class A	22,390

480	Time Warner Inc.	15,010

570	Viacom Inc., Class B, (2)	19,597

320	Virgin Media, Inc.	5,523

900	Walt Disney Company	31,419
	Total Media	226,307
	Metals & Mining – 1.2%

320	Alcoa Inc.	4,557

190	AM Castle & Co, (2)	2,485

250	Century Aluminum Company	3,440

50	Cliffs Natural Resources Inc.	3,548

80	Coeur d’Alene Mines Corporation	1,198

40	Commercial Metals Company	602

10	Compass Minerals International, Inc.	802

260	Freeport-McMoRan Copper & Gold, Inc.	21,720

220	Hecla Mining Company	1,203

70	Kaiser Aluminum Corporation	2,700

120	Newmont Mining Corporation	6,112

80	Nucor Corporation	3,630

10	Royal Gold, Inc.	462

30	RTI International Metals, Inc.	910

40	Schnitzer Steel Industries, Inc.	2,101

260	Steel Dynamics Inc.	4,542

30	Stillwater Mining Company, (2)	389

350	Titanium Metals Corporation	5,807

50	United States Steel Corporation	3,176

120	Walter Industries Inc.	11,072

20	Worthington Industries, Inc.	346
	Total Metals & Mining	80,802

84	Nuveen Investments

Shares	Description (1)	Value
	Multiline Retail – 0.7%

20	99 Cents Only Stores, (2)	$326

70	Big Lots, Inc., (2)	2,549

80	Dillard’s, Inc., Class A	1,888

120	J.C. Penney Company, Inc.	3,860

70	Kohl’s Corporation, (2)	3,835

700	Macy’s, Inc.	15,239

170	Nordstrom, Inc.	6,945

320	Retail Ventures Inc., (2)	3,043

30	Sears Holding Corporation, (2)	3,253

170	Target Corporation	8,942
	Total Multiline Retail	49,880
	Multi-Utilities – 1.8%

70	Alliant Energy Corporation	2,328

180	Ameren Corporation	4,694

60	Avista Corporation	1,243

400	CenterPoint Energy, Inc.	5,744

30	CH Energy Group Inc.	1,225

340	CMS Energy Corporation	5,256

170	Consolidated Edison, Inc.	7,572

420	Dominion Resources, Inc.	17,266

270	DTE Energy Company	12,042

30	Integrys Energy Group, Inc.	1,421

180	MDU Resources Group Inc.	3,884

250	NiSource Inc.	3,950

20	Northwestern Corporation	536

120	NSTAR	4,250

60	OGE Energy Corp.	2,336

240	PG&E Corporation	10,181

320	Public Service Enterprise Group Incorporated	9,446

160	Scana Corporation	6,014

150	Sempra Energy	7,485

140	TECO Energy, Inc.	2,225

70	Vectren Corporation	1,730

100	Wisconsin Energy Corporation	4,941

470	Xcel Energy, Inc.	9,964
	Total Multi-Utilities	125,733
	Office Electronics – 0.1%

568	Xerox Corporation	5,538
	Oil, Gas & Consumable Fuels – 8.3%

10	Alpha Natural Resources Inc., (2)	499

370	Anadarko Petroleum Corporation	26,947

170	Apache Corporation	17,255

30	Arch Coal Inc.	686

60	Arena Resources Inc., (2)	2,004

100	Atlas Energy Inc, (2)	3,112

Nuveen Investments	85

Portfolio of Investments (Unaudited)

Nuveen U.S. Equity Completeness Fund (continued)

March 31, 2010

Shares	Description (1)	Value
	Oil, Gas & Consumable Fuels (continued)

80	Berry Petroleum Company	$2,253

50	Bill Barrett Corporation, (2)	1,536

170	BPZ Resources, Inc., (2)	1,250

180	Brigham Exploration Company, (2)	2,871

50	Cabot Oil & Gas Corporation	1,840

10	Carrizo Oil & Gas, Inc., (2)	230

470	Chesapeake Energy Corporation	11,111

1,170	Chevron Corporation	88,721

60	Cimarex Energy Company	3,563

800	ConocoPhillips	40,936

20	CONSOL Energy Inc.	853

90	Continental Resources Inc., (2)	3,830

240	Crosstex Energy, Inc., (2)	2,086

284	Denbury Resources Inc., (2)	4,791

320	Devon Energy Corporation	20,618

170	El Paso Corporation	1,843

150	EOG Resources, Inc.	13,941

2,390	Exxon Mobil Corporation	160,082

20	Forest Oil Corporation	516

10	Frontline Limited	306

50	FX Energy, Inc., (2)	172

30	GMX Resources, Inc., (2)	247

30	Golar LNG, Limited, (2)	351

10	Goodrich Petroleum Corporation, (2)	156

320	Gran Tiera Energy Inc., (2)	1,888

160	Hess Corporation	10,008

30	Holly Corporation	837

520	Marathon Oil Corporation	16,453

160	Massey Energy Company	8,366

100	Murphy Oil Corporation	5,619

130	Newfield Exploration Company, (2)	6,767

120	Noble Energy, Inc.	8,760

340	Occidental Petroleum Corporation	28,744

80	Peabody Energy Corporation	3,656

200	Petrohawk Energy Corporation, (2)	4,056

20	Petroquest Energy Inc., (2)	101

90	Pioneer Natural Resources Company	5,069

50	Range Resources Corporation	2,344

70	Rosetta Resources, Inc., (2)	1,649

140	SandRidge Energy Inc., (2)	1,078

80	Southern Union Company	2,030

100	Southwestern Energy Company	4,072

430	Spectra Energy Corporation	9,688

70	Stone Energy Corporation, (2)	1,243

410	Valero Energy Corporation	8,077

86	Nuveen Investments

Shares	Description (1)	Value
	Oil, Gas & Consumable Fuels (continued)

30	W&T Offshore Inc.	$252

20	Western Refining Inc.	110

330	Williams Companies, Inc.	7,623

320	XTO Energy, Inc.	15,098
	Total Oil, Gas & Consumable Fuels	568,194
	Paper & Forest Products – 0.5%

90	Domtar Corporation	5,797

330	International Paper Company	8,121

260	KapStone Paper and Packaging Corp., (2)	3,086

450	Louisiana-Pacific Corporation	4,073

130	MeadWestvaco Corporation	3,322

210	Neenah Paper, Inc.	3,326

30	Schweitzer-Mauduit International Inc.	1,427

80	Weyerhaeuser Company	3,622
	Total Paper & Forest Products	32,774
	Personal Products – 0.5%

10	Alberto Culver Company	262

110	American Oriental Bioengineering Inc., (2)	449

70	Avon Products, Inc.	2,371

140	China Sky One Medical Inc., (2)	2,199

140	Elizabeth Arden, Inc., (2)	2,520

60	Estee Lauder Companies Inc., Class A	3,892

60	Herbalife, Limited	2,767

170	Inter Parfums, Inc.	2,519

160	NBTY Inc., (2)	7,677

110	Nu Skin Enterprises, Inc., Class A	3,201

220	Revlon Inc., (2)	3,267

20	USANA Health Sciences, Inc., (2)	628
	Total Personal Products	31,752
	Pharmaceuticals – 3.6%

240	Abbott Laboratories	12,643

40	Allergan, Inc.	2,613

50	Auxilium Pharmaceuticals, Inc., (2)	1,558

40	Biomimetic Therapeutics, Inc., (2)	526

660	Bristol-Myers Squibb Company	17,622

10	Cadence Pharmaceuticals, Inc., (2)	91

310	Eli Lilly and Company	11,228

90	Endo Pharmaceuticals Holdings Inc., (2)	2,132

200	Forest Laboratories, Inc., (2)	6,272

90	ISTA Pharmaceuticals, Inc., (2)	366

650	Johnson & Johnson	42,380

20	Medicis Pharmaceutical Corporation	503

2,010	Merck & Company Inc.	75,074

290	Nektar Therapautics, (2)	4,411

240	Pain Therapeutics, Inc., (2)	1,505

Nuveen Investments	87

Portfolio of Investments (Unaudited)

Nuveen U.S. Equity Completeness Fund (continued)

March 31, 2010

Shares	Description (1)	Value
	Pharmaceuticals (continued)

3,490	Pfizer Inc.	$59,854

90	Salix Pharmaceuticals Limited, (2)	3,353

140	Vivus, Inc., (2)	1,221

20	Warner Chilcott Limited, (2)	511

100	Watson Pharmaceuticals Inc., (2)	4,177

40	Xenoport, Inc., (2)	370
	Total Pharmaceuticals	248,410
	Professional Services – 0.3%

30	Corporate Executive Board Company	798

20	CoStar Group, Inc., (2)	830

50	CRA International, Inc., (2)	1,146

10	Dun and Bradstreet Inc.	744

70	Equifax Inc.	2,506

50	FTI Consulting Inc., (2)	1,966

10	Heidrick & Struggles International, Inc.	280

60	Hill International, Inc., (2)	350

10	IHS Inc., (2)	535

20	Kelly Services, Inc.	333

40	Korn Ferry International, (2)	706

30	Manpower Inc.	1,714

40	Navigant Consulting Inc., (2)	485

60	Resources Connection, Inc., (2)	1,150

20	School Specialty Inc., (2)	454

420	SFN Group, (2)	3,364

40	The Advisory Board Company, (2)	1,260

90	Verisk Analytics Inc, Class A Shares, (2)	2,538
	Total Professional Services	21,159
	Real Estate – 2.5%

50	AMB Property Corp.	1,362

150	American Campus Communities Inc.	4,149

120	American Capital Agency Corporation	3,072

290	Annaly Capital Management Inc.	4,982

140	Anworth Mortgage Asset Corporation	944

30	AvalonBay Communities, Inc.	2,591

110	BioMed Realty Trust Inc.	1,819

40	Boston Properties, Inc.	3,018

120	Camden Property Trust	4,996

90	Capstead Mortgage Corporation	1,076

170	CBL & Associates Properties Inc.	2,329

150	Cedar Shopping Centers Inc.	1,187

350	Chimera Investments Corporation	1,362

50	Colony Financial Inc.	1,000

50	Corporate Office Properties	2,007

190	DCT Industrial Trust Inc.	994

230	Developers Diversified Realty Corporation	2,799

88	Nuveen Investments

Shares	Description (1)	Value
	Real Estate (continued)

137	DiamondRock Hospitality Company	$1,385

160	Douglas Emmett Inc.	2,459

110	Duke Realty Corporation	1,364

70	EastGroup Properties Inc.	2,642

50	Entertainment Properties Trust	2,057

20	Equity Lifestyles Properties Inc.	1,078

210	Equity Residential	8,222

30	Essex Property Trust Inc.	2,699

70	Extra Space Storage Inc.	888

20	Federal Realty Investment Trust	1,456

60	Franklin Street Properties Corporation	866

40	Hatteras Financial Corp.	1,031

90	Health Care Property Investors Inc.	2,970

30	Health Care REIT, Inc.	1,357

60	Healthcare Realty Trust, Inc.	1,397

70	Highwoods Properties, Inc.	2,221

90	Home Properties New York, Inc.	4,212

70	Hospitality Properties Trust	1,677

580	Host Hotels & Resorts Inc.	8,497

100	Inland Real Estate Corporation	915

510	iStar Financial Inc., (2)	2,341

30	Kilroy Realty Corporation	925

110	Kimco Realty Corporation	1,720

60	LaSalle Hotel Properties	1,398

170	Liberty Property Trust	5,770

81	Macerich Company	3,103

40	Mack-Cali Realty Corporation	1,410

120	Medical Properties Trust Inc.	1,258

360	MFA Mortgage Investments, Inc.	2,650

30	Mid-America Apartment Communities	1,554

30	National Health Investors Inc.	1,163

100	National Retail Properties, Inc.	2,283

90	Omega Healthcare Investors Inc.	1,754

40	Plum Creek Timber Company	1,556

50	Post Properties, Inc.	1,101

80	Potlatch Corporation	2,803

180	ProLogis	2,376

40	PS Business Parks Inc.	2,136

20	Public Storage, Inc.	1,840

30	Rayonier Inc.	1,363

50	Realty Income Corporation	1,535

60	Redwood Trust Inc.	925

20	Regency Centers Corporation	749

260	Senior Housing Properties Trust	5,759

80	Simon Property Group, Inc.	6,712

Nuveen Investments	89

Portfolio of Investments (Unaudited)

Nuveen U.S. Equity Completeness Fund (continued)

March 31, 2010

Shares	Description (1)	Value
	Real Estate (continued)

50	SL Green Realty Corporation	$2,864

30	Sovran Self Storage Inc.	1,046

90	Starwood Property Trust Inc.	1,737

80	Sun Communities Inc.	2,016

90	Sunstone Hotel Investors Inc.	1,005

30	Tanger Factory Outlet Centers	1,295

40	Urstadt Biddle Properties Inc.	632

130	Ventas Inc.	6,172

90	Vornado Realty Trust	6,813

50	Washington Real Estate Investment Trust	1,528
	Total Real Estate	170,372
	Real Estate Management & Development – 0.1%

30	CB Richard Ellis Group, Inc., Class A, (2)	476

10	Consolidated Tomoka Land Company	315

100	Forestar Real Estate Group Inc., (2)	1,888

20	Jones Lang LaSalle Inc.	1,458

50	St Joe Company	1,618
	Total Real Estate Management & Development	5,755
	Road & Rail – 0.7%

20	Arkansas Best Corporation	598

520	Avis Budget Group Inc.	5,980

210	CSX Corporation	10,689

150	Hertz Global Holdings, Inc., (2)	1,499

140	J.B. Hunt Transports Serives Inc.	5,023

50	Kansas City Southern Industries	1,809

10	Landstar System	420

90	Marten Transport, Ltd., (2)	1,774

150	Norfolk Southern Corporation	8,384

10	Old Dominion Frght Line, (2)	334

80	Ryder System, Inc.	3,101

160	Union Pacific Corporation	11,728

20	Werner Enterprises, Inc.	463

230	YRC Worldwide Inc.	125
	Total Road & Rail	51,927
	Semiconductors & Equipment – 2.6%

360	Advanced Micro Devices, Inc., (2)	3,337

50	Altera Corporation	1,216

360	Amkor Technology Inc., (2)	2,545

30	Analog Devices, Inc.	865

440	Applied Materials, Inc.	5,931

240	Atheros Communications, Inc., (2)	9,290

100	Broadcom Corporation, Class A	3,318

140	Brooks Automation Inc., (2)	1,235

50	Cabot Microelectronics Corporation, (2)	1,892

70	Cavium Networks, Inc., (2)	1,740

90	Nuveen Investments

Shares	Description (1)	Value
	Semiconductors & Equipment (continued)

280	Cirrus Logic Inc., (2)	$2,349

100	Cree, Inc., (2)	7,022

60	Cymer, Inc., (2)	2,238

60	Cypress Semiconductor Corporation, (2)	690

100	Fairchild Semiconductor International Inc., Class A, (2)	1,065

50	FEI Company, (2)	1,146

90	FormFactor Inc., (2)	1,598

80	Hittite Microwave Corporation, (2)	3,518

40	Integrated Device Technology, Inc., (2)	245

1,550	Intel Corporation	34,503

120	International Rectifier Corporation, (2)	2,748

40	Intersil Holding Corporation, Class A	590

30	IXYS Corporation	256

80	KLA-Tencor Corporation	2,474

430	Kulicke & Soffa Industries Inc.	3,118

40	Linear Technology Corporation	1,131

250	LSI Logic Corporation, (2)	1,530

210	Marvell Technology Group Ltd., (2)	4,280

300	Maxim Integrated Products, Inc.	5,817

90	MEMC Electronic Materials, (2)	1,380

30	Micrel, Incorporated	320

10	Microchip Technology Incorporated	282

670	Micron Technology, Inc.	6,961

150	Microsemi Corporation	2,601

10	MKS Instruments Inc., (2)	196

100	Monolithic Power Systems, Inc., (2)	2,230

50	National Semiconductor Corporation	723

80	Netlogic Microsystems Inc., (2)	2,354

20	NVE Corporation, (2)	906

130	NVIDIA Corporation, (2)	2,259

640	ON Semiconductor Corporation, (2)	5,120

800	Photronics Inc., (2)	4,072

50	PMC-Sierra, Inc., (2)	446

40	Power Integrations Inc.	1,648

1,100	RF Micro Devices, Inc., (2)	5,478

230	Semtech Corporation, (2)	4,009

560	Silicon Storage Technology Inc., (2)	1,702

410	Skyworks Solutions Inc.	6,396

50	Supertex Inc., (2)	1,280

180	Techwell, Inc., (2)	3,366

150	Tessera Technologies Inc., (2)	3,042

290	Texas Instruments Incorporated	7,096

350	TriQuint Semiconductor, Inc., (2)	2,450

70	Veeco Instruments Inc., (2)	3,045

130	Xilinx, Inc.	3,315
	Total Semiconductors & Equipment	180,364

Nuveen Investments	91

Portfolio of Investments (Unaudited)

Nuveen U.S. Equity Completeness Fund (continued)

March 31, 2010

Shares	Description (1)	Value
	Software – 2.8%

440	Activision Blizzard Inc.	$5,306

270	Adobe Systems Incorporated	9,550

30	Advent Software Inc., (2)	1,343

150	Ariba Inc., (2)	1,928

90	Asiainfo Holdings, Inc., (2)	2,383

40	Autodesk, Inc.	1,177

140	Blackbaud, Inc.	3,527

130	Blackboard, Inc., (2)	5,416

20	BMC Software, Inc., (2)	760

80	CA Inc.	1,878

10	Citrix Systems, (2)	475

80	CommVault Systems, Inc., (2)	1,708

80	Compuware Corporation, (2)	672

60	Concur Technologies, Inc., (2)	2,461

40	Deltek Inc., (2)	306

60	Electronic Arts Inc. (EA), (2)	1,120

200	Epicor Software Corporation, (2)	1,912

90	EPIQ Systems, Inc., (2)	1,119

50	FactSet Research Systems Inc.	3,669

140	Fair Isaac Corporation, (2)	3,548

110	Henry Jack and Associates Inc.	2,647

170	Informatica Corporation, (2)	4,566

30	Interactive Intelligence, Inc., (2)	561

40	JDA Software Group, (2)	1,113

180	Lawson Software, Inc., (2)	1,190

50	Mentor Graphics Corporation	401

1,650	Microsoft Corporation	48,296

20	Microstrategy Inc., (2)	1,701

50	Net 1 Ueps Technologies, Inc., (2)	920

20	NetScout Systems, Inc., (2)	296

340	Novell Inc., (2)	2,037

180	Nuance Communications, Inc., (2)	2,995

40	OPNET Technologies, Inc.	645

550	Oracle Corporation	14,130

150	Parametric Technology Corporation, (2)	2,708

70	Pegasystems, Inc.	2,590

60	Progress Software Corporation, (2)	1,886

20	PROS Holdings, Inc., (2)	198

90	Quest Software Inc., (2)	1,601

170	Radiant Systems, Inc., (2)	2,426

40	Red Hat, Inc., (2)	1,171

160	Rovi Corporation, (2)	5,941

10	S1 Corpoartion, (2)	59

10	Salesforce.com, Inc., (2)	745

140	Solarwinds, Inc., (2)	3,032

92	Nuveen Investments

Shares	Description (1)	Value
	Software (continued)

140	Solera Holdings Inc.	$5,411

40	SonicWALL, Inc., (2)	348

70	Sourcefire Inc., (2)	1,607

100	SuccessFactors, Inc., (2)	1,904

20	Sybase, Inc., (2)	932

130	Symantec Corporation, (2)	2,200

10	Synopsys Inc., (2)	224

70	Take-Two Interactive Software, Inc., (2)	690

170	Taleo Corporation, (2)	4,405

140	TeleCommunication Systems, (2)	1,026

410	THQ, Inc., (2)	2,874

320	Tibco Software Inc., (2)	3,453

60	TiVo, Inc., (2)	1,027

140	Tyler Technologies Inc.	2,624

80	Ultimate Software Group, Inc., (2)	2,636

30	Vasco Data Security International, Inc., (2)	248

60	VMware Inc., (2)	3,198

40	Websense Inc., (2)	911
	Total Software	189,831
	Specialty Retail – 2.4%

40	Aaron Rents Inc., (2)	1,334

10	Abercrombie & Fitch Co., Class A	456

10	Advance Auto Parts, Inc.	419

190	American Eagle Outfitters, Inc.	3,519

30	America’s Car-Mart, Inc., (2)	724

50	Ann Taylor Stores Corporation, (2)	1,035

320	Asbury Automotive Group, Inc.	4,256

40	AutoNation Inc., (2)	723

10	bebe stores, inc.	89

40	Bed Bath and Beyond Inc., (2)	1,750

220	Best Buy Co., Inc.	9,359

40	Buckle Inc.	1,470

30	Childrens Place Retail Stores Inc., (2)	1,337

280	Christopher & Banks Corporation	2,240

160	Colective Brands Inc., (2)	3,638

90	Dress Barn, Inc., (2)	2,354

70	DSW Inc., (2)	1,787

160	GameStop Corporation, (2)	3,506

140	Gap, Inc.	3,235

130	Group 1 Automotive Inc.	4,142

120	Guess Inc.	5,638

40	Haverty Furniture Companies Inc.	653

150	Hhgregg Inc., (2)	3,786

20	Hibbett Sporting Goods, Inc., (2)	512

810	Home Depot, Inc.	26,204

Nuveen Investments	93

Portfolio of Investments (Unaudited)

Nuveen U.S. Equity Completeness Fund (continued)

March 31, 2010

Shares	Description (1)	Value
	Specialty Retail (continued)

320	Hot Topic, Inc.	$2,080

150	J. Crew Group Inc., (2)	6,885

80	Jo Ann Stores, Inc., (2)	3,358

30	Joseph A Bank Clothiers, Inc., (2)	1,640

110	Limited Brands, Inc.	2,708

460	Lowe’s Companies, Inc.	11,150

60	Lumber Liquidators Inc., (2)	1,600

180	Mens Wearhouse Inc.	4,309

50	Monro Muffler Brake, Inc.	1,788

460	Office Depot, Inc., (2)	3,671

90	OfficeMax Inc.	1,478

60	O’Reilly Automotive Inc., (2)	2,503

100	Pacific Sunwear of California, Inc., (2)	531

190	Pep Boys – Manny, Moe & Jack	1,910

20	PetSmart Inc.	639

50	RadioShack Corporation	1,132

60	Rent-A-Center Inc., (2)	1,419

30	Ross Stores, Inc.	1,604

50	Sherwin-Williams Company	3,384

100	Shoe Carnival, Inc., (2)	2,286

140	Signet Jewelers Limited, (2)	4,527

130	Staples, Inc.	3,040

190	Talbots, Inc., (2)	2,461

40	Tiffany & Co.	1,899

90	TJX Companies, Inc.	3,826

90	Tractor Supply Company	5,224

10	Ulta Salon, Cosmetics & Fragrance, Inc., (2)	225

90	Urban Outfitters, Inc., (2)	3,422

30	Vitamin Shoppe Inc., (2)	673

50	Wet Seal Inc., (2)	237

20	Williams-Sonoma Inc.	525
	Total Specialty Retail	166,300
	Textiles, Apparel & Luxury Goods – 0.7%

20	Carter’s Inc., (2)	602

80	Coach, Inc.	3,161

90	Crocs, Inc., (2)	788

20	Deckers Outdoor Corporation, (2)	2,759

70	Fossil Inc., (2)	2,641

230	Fuqi International Inc., (2)	2,506

40	Iconix Brand Group, Inc., (2)	613

10	Jones Apparel Group, Inc.	189

10	Maidenform Brands Inc., (2)	218

150	Nike, Inc., Class B	11,024

990	Quicksilver Inc., (2)	4,682

50	Skechers USA Inc., (2)	1,815

94	Nuveen Investments

Shares	Description (1)	Value
	Textiles, Apparel & Luxury Goods (continued)

30	Steven Madden Limited, (2)	$1,463

90	True Religion Apparel, Inc., (2)	2,731

10	UniFirst Corporation	514

40	VF Corporation	3,205

20	Volcom, Inc., (2)	389

160	Warnaco Group, Inc., (2)	7,633

50	Weyco Group, Inc.	1,175
	Total Textiles, Apparel & Luxury Goods	48,108
	Thrifts & Mortgage Finance – 0.3%

280	Astoria Financial Corporation	4,059

50	Bank Mutual Corporation	324

70	Beneficial Mutual Bancorp Inc., (2)	663

10	Dime Community Bancshares, Inc.	125

90	First Financial Holdings, Inc.	1,354

30	First Niagara Financial Group Inc.	426

200	Flushing Financial Corporation	2,531

330	Hudson City Bancorp, Inc.	4,672

110	MGIC Investment Corporation	1,206

230	New York Community Bancorp, Inc.	3,803

30	Ocwen Financial Corporation, (2)	332

140	People’s United Financial, Inc.	2,189

20	TFS Financial Corporation	266

10	Viewpoint Financial Group	161
	Total Thrifts & Mortgage Finance	22,111
	Tobacco – 0.8%

270	Alliance One International, Inc.	1,373

1,080	Altria Group, Inc.	22,161

50	Lorillard Inc.	3,761

410	Philip Morris International	21,385

120	Reynolds American Inc.	6,477

130	Vector Group Ltd.	2,005
	Total Tobacco	57,162
	Trading Companies & Distributors – 0.3%

100	Applied Industrial Technologies Inc.	2,484

150	GATX Corporation	4,297

90	Kaman Corporation	2,250

50	MSC Industrial Direct Inc., Class A	2,535

30	TAL International Group Inc.	598

30	W.W. Grainger, Inc.	3,243

90	Watsco Inc.	5,118
	Total Trading Companies & Distributors	20,525
	Water Utilities – 0.1%

20	American States Water Co	693

50	Aqua America Inc.	878

40	California Water Service Group	1,503

Nuveen Investments	95

Portfolio of Investments (Unaudited)

Nuveen U.S. Equity Completeness Fund (continued)

March 31, 2010

Shares	Description (1)	Value
	Water Utilities (continued)

40	Consolidated Water Company, Limited	$542

20	SJW Corporation	507

20	York Water Company	274
	Total Water Utilities	4,397
	Wireless Telecommunication Services – 0.6%

170	American Tower Corporation	7,243

400	CLearwire Corporation, (2)	2,859

140	Crown Castle International Corporation, (2)	5,351

10	Metropcs Communications Inc., (2)	70

130	NII Holdings Inc., Class B, (2)	5,415

110	NTELOS Holdings Corporation	1,956

10	SBA Communications Corporation, (2)	360

3,310	Sprint Nextel Corporation	12,577

90	Syniverse Holdings Inc., (2)	1,751

90	Telephone and Data Systems Inc.	3,046

50	USA Mobility Inc., (2)	633
	Total Wireless Telecommunication Services	41,261
	Total Common Stocks (cost $5,258,066)	5,822,177

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	Short-Term Investments – 3.0%

$204	Repurchase Agreement with State Street Bank, dated 3/31/10, repurchase price $203,812, collateralized by $210,000 U.S. Treasury Bills, 0.000%, due 9/16/10, value $209,790	0.000%	4/01/10	$203,812
	Total Short-Term Investments (cost $203,812)			203,812
	Total Investments (cost $5,461,878) – 87.7%			6,025,989
	Other Assets Less Liabilities – 12.3%			846,834
	Net Assets – 100%			$6,872,823

Fair Value Measurements

In determining the value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of March 31, 2010:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$5,822,177	$—	$—	$5,822,177
Short-Term Investments	203,812	—	—	203,812
Total	$6,025,989	$—	$—	$6,025,989

96	Nuveen Investments

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At March 31, 2010, the cost of investments was $5,462,590.

Gross unrealized appreciation and gross unrealized depreciation of investments at March 31, 2010, were as follows:

Gross unrealized:
Appreciation	$780,803
Depreciation	(217,404)
Net unrealized appreciation (depreciation) of investments	$563,399

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

Nuveen Investments	97

Portfolio of Investments (Unaudited)

Nuveen Multi-Manager Large-Cap Value Fund

March 31, 2010

Shares	Description (1)	Value
	COMMON STOCKS – 98.4%

	Aerospace & Defense – 2.0%

900	BE Aerospace Inc., (2)	$27,405

10,700	Boeing Company	776,927

5,400	General Dynamics Corporation	416,880

76,950	Honeywell International Inc.	3,483,527

2,500	ITT Industries, Inc.	134,025

2,000	L-3 Communications Holdings, Inc.	183,260

4,900	Northrop Grumman Corporation	321,293

24,380	Raytheon Company	1,392,586

1,100	Spirit AeroSystems Holdings Inc., (2)	25,718

1,100	United Technologies Corporation	80,971
	Total Aerospace & Defense	6,842,592
	Air Freight & Logistics – 0.1%

5,100	FedEx Corporation	476,340

100	UTI Worldwide, Inc.	1,532
	Total Air Freight & Logistics	477,872
	Airlines – 0.0%

9,200	Southwest Airlines Co.	121,624
	Auto Components – 0.7%

1,800	Autoliv Inc.	92,754

100	BorgWarner Inc., (2)	3,818

400	Federal Mogul Corporation, Class A Shares, (2)	7,344

71,100	Johnson Controls, Inc.	2,345,589

1,300	TRW Automotive Holdings Corporation, (2)	37,154
	Total Auto Components	2,486,659
	Automobiles – 0.3%

80,400	Ford Motor Company	1,010,628

3,900	Harley-Davidson, Inc.	109,473

400	Thor Industries, Inc.	12,084
	Total Automobiles	1,132,185
	Beverages – 3.0%

200	Brown-Forman Corporation	11,890

1,600	Central European Distribution Corporation, (2)	56,016

41,000	Coca-Cola Company	2,255,000

31,740	Coca-Cola Enterprises Inc.	877,928

2,100	Constellation Brands, Inc., Class A, (2)	34,524

25,030	Dr. Pepper Snapple Group	880,305

35,000	Molson Coors Brewing Company, Class B	1,472,100

70,150	PepsiCo, Inc.	4,641,124
	Total Beverages	10,228,887
	Biotechnology – 0.5%

28,070	Amgen Inc., (2)	1,677,463
	Building Products – 0.5%

300	Armstrong World Industries Inc., (2)	10,893

100,050	Masco Corporation	1,552,776

98	Nuveen Investments

Shares	Description (1)	Value
	Building Products (continued)

1,200	Owens Corning, (2)	$30,528

600	USG Corporation	10,296
	Total Building Products	1,604,493
	Capital Markets – 2.3%

4,400	Ameriprise Financial, Inc.	199,584

12,800	Bank of New York Company, Inc.	395,264

400	BlackRock Inc.	87,104

100	Federated Investors Inc.	2,638

1,400	Franklin Resources, Inc.	155,260

11,200	Goldman Sachs Group, Inc.	1,911,056

80,100	Invesco LTD	1,754,991

900	Investment Technology Group	15,021

400	Janus Capital Group Inc.	5,716

500	Jefferies Group, Inc.	11,835

57,710	Legg Mason, Inc.	1,654,546

14,800	Morgan Stanley	433,492

1,700	Raymond James Financial Inc.	45,458

3,600	State Street Corporation	162,504

56,650	TD Ameritrade Holding Corporation, (2)	1,079,749
	Total Capital Markets	7,914,218
	Chemicals – 1.0%

2,100	Air Products & Chemicals Inc.	155,295

1,500	Airgas, Inc.	95,430

1,500	Albemarle Corporation	63,945

2,200	Ashland Inc.	116,094

1,400	Cabot Corporation	42,560

200	CF Industries Holdings, Inc.	18,236

1,000	Cytec Industries, Inc.	46,740

25,200	Dow Chemical Company	745,164

10,900	E.I. Du Pont de Nemours and Company	405,916

21,010	Eastman Chemical Company	1,337,917

100	FMC Corporation	6,054

6,600	Huntsman Corporation	79,530

100	International Flavors & Fragrances Inc.	4,767

200	Lubrizol Corporation	18,344

3,100	PPG Industries, Inc.	202,740

1,200	RPM International, Inc.	25,608

1,100	Terra Industries, Inc.	50,336

100	Valhi Inc.	1,968

1,800	Valspar Corporation	53,064
	Total Chemicals	3,469,708
	Commercial & Professional Services – 0.0%

2,200	Corrections Corporation of America	43,692
	Commercial Banks – 7.5%

1,700	Associated Banc-Corp.	23,460

1,300	BancorpSouth Inc.	27,248

Nuveen Investments	99

Portfolio of Investments (Unaudited)

Nuveen Multi-Manager Large-Cap Value Fund (continued)

March 31, 2010

Shares	Description (1)	Value
	Commercial Banks (continued)

900	Bank of Hawaii Corporation	$40,455

147,210	BB&T Corporation	4,768,132

200	BOK Financial Corporation	10,488

4,400	Capitalsource Inc.	24,596

700	City National Corporation	37,779

2,900	Comerica Incorporated	110,316

600	Commerce Bancshares Inc.	24,684

800	Cullen/Frost Bankers, Inc.	44,640

167,470	Fifth Third Bancorp.	2,275,917

100	First Citizens Bancshs Inc.	19,876

4,500	First Horizon National Corporation	63,229

3,000	Fulton Financial Corporation	30,570

21,900	Huntington BancShares Inc.	117,603

18,300	KeyCorp.	141,825

1,700	M&T Bank Corporation	134,946

10,300	Marshall and Ilsley Corporation	82,915

11,500	PNC Financial Services Group, Inc.	686,550

12,100	Popular, Inc., (2)	35,211

26,600	Regions Financial Corporation	208,810

11,300	SunTrust Banks, Inc.	302,727

7,000	Synovus Financial Corp.	23,030

2,000	TCF Financial Corporation	31,880

299,280	U.S. Bancorp	7,745,366

2,600	Valley National Bancorp.	39,962

259,760	Wells Fargo & Company	8,083,731

1,100	Whitney Holding Corporation	15,169

1,000	Wilmington Trust Corporation	16,570

4,000	Zions Bancorporation	87,280
	Total Commercial Banks	25,254,965
	Commercial Services & Supplies – 0.5%

1,300	Avery Dennison Corporation	47,333

1,600	Cintas Corporation	44,944

1,900	Covanta Holding Corporation, (2)	31,654

3,400	Pitney Bowes Inc.	83,130

3,900	R.R. Donnelley & Sons Company	83,265

45,220	Republic Services, Inc.	1,312,284

300	Waste Connections Inc., (2)	10,188

800	Waste Management, Inc.	27,544
	Total Commercial Services & Supplies	1,640,342
	Communications Equipment – 1.5%

4,600	Brocade Communications Systems Inc., (2)	26,266

1,300	Ciena Corporation, (2)	19,812

83,500	Cisco Systems, Inc., (2)	2,173,505

2,000	CommScope Inc., (2)	56,040

600	Echostar Holding Corproation, Class A, (2)	12,168

100	Nuveen Investments

Shares	Description (1)	Value
	Communications Equipment (continued)

400	Harris Corporation	$18,996

2,000	JDS Uniphase Corporation, (2)	25,060

30,300	Motorola, Inc.	212,706

55,650	QUALCOMM, Inc.	2,336,744

6,400	Tellabs Inc.	48,448
	Total Communications Equipment	4,929,745
	Computers & Peripherals – 2.8%

100	Diebold Inc.	3,176

28,100	EMC Corporation	506,924

88,440	Hewlett-Packard Company	4,700,586

5,430	International Business Machines Corporation (IBM)	696,398

1,300	Lexmark International, Inc., Class A, (2)	46,904

2,100	SanDisk Corporation, (2)	72,723

122,260	Seagate Technology, (2)	2,232,468

600	Teradata Corporation, (2)	17,334

32,570	Western Digital Corporation, (2)	1,269,904
	Total Computers & Peripherals	9,546,417
	Construction & Engineering – 0.4%

2,600	KBR Inc.	57,616

2,600	Quanta Services Incorporated, (2)	49,816

29,810	Shaw Group Inc., (2)	1,026,060

1,300	URS Corporation	64,493
	Total Construction & Engineering	1,197,985
	Construction Materials – 0.0%

300	Martin Marietta Materials	25,065

1,400	Vulcan Materials Company	66,136
	Total Construction Materials	91,201
	Consumer Finance – 1.5%

17,100	American Express Company	705,546

2,400	Americredit Corp., (2)	57,024

99,480	Capital One Financial Corporation	4,119,467

14,900	Discover Financial Services	222,010

6,400	SLM Corporation	80,128

100	Student Loan Corporation	3,553
	Total Consumer Finance	5,187,728
	Containers & Packaging – 0.7%

1,100	AptarGroup Inc.	43,285

500	Ball Corporation	26,690

2,200	Bemis Company, Inc.	63,184

600	Greif Inc.	32,952

58,500	Owens-Illinois, Inc., (2)	2,079,090

2,000	Packaging Corp. of America	49,220

400	Pactiv Corporation, (2)	10,072

3,100	Sealed Air Corporation	65,348

Nuveen Investments	101

Portfolio of Investments (Unaudited)

Nuveen Multi-Manager Large-Cap Value Fund (continued)

March 31, 2010

Shares	Description (1)	Value
	Containers & Packaging (continued)

1,900	Sonoco Products Company	$58,501

2,900	Temple-Inland Inc.	59,247
	Total Containers & Packaging	2,487,589
	Distributors – 0.0%

2,700	Genuine Parts Company	114,048
	Diversified Consumer Services – 0.0%

100	Career Education Corporation, (2)	3,164

100	Education Management Corporation, (2)	2,190

600	Hillenbrand Inc.	13,194

5,600	Service Corporation International	51,408

500	Weight Watcher’s International Inc.	12,765
	Total Diversified Consumer Services	82,721
	Diversified Financial Services – 5.1%

441,090	Bank of America Corporation	7,873,457

306,600	Citigroup Inc.	1,241,730

1,000	CME Group, Inc.	316,110

1,200	Interactive Brokers Group, Inc., (2)	19,380

168,800	JPMorgan Chase & Co.	7,553,800

1,700	Leucadia National Corporation	42,177

1,000	Nasdaq Stock Market, Inc., (2)	21,120

3,000	New York Stock Exchange Euronext	88,830
	Total Diversified Financial Services	17,156,604
	Diversified REIT – 0.1%

2,100	Liberty Property Trust	71,274

2,500	Vornado Realty Trust	189,250
	Total Diversified REIT	260,524
	Diversified Telecommunication Services – 2.5%

124,300	AT&T Inc.	3,211,912

73,100	BCE INC.	2,145,485

25,900	CenturyTel, Inc.	918,414

4,400	Frontier Communications Corporation	32,736

32,500	Level 3 Communications Inc., (2)	52,650

37,200	Qwest Communications International Inc.	194,184

61,000	Verizon Communications Inc.	1,892,220

5,200	Windstream Corporation	56,628
	Total Diversified Telecommunication Services	8,504,229
	Electric Utilities – 1.5%

1,100	Allegheny Energy, Inc.	25,300

9,600	American Electric Power Company, Inc.	328,128

1,900	DPL Inc.	51,661

27,400	Duke Energy Corporation	447,168

6,500	Edison International	222,105

3,400	Entergy Corporation	276,590

43,850	Exelon Corporation	1,921,069

6,200	FirstEnergy Corp.	242,358

102	Nuveen Investments

Shares	Description (1)	Value
	Electric Utilities (continued)

6,600	FPL Group, Inc.	$318,978

3,000	Great Plains Energy Incorporated	55,710

1,800	Hawaiian Electric Industries	40,410

3,300	Northeast Utilities	91,212

3,000	NV Energy Inc.	36,990

4,800	Pepco Holdings, Inc.	82,320

2,400	Pinnacle West Capital Corporation	90,552

5,900	Progress Energy, Inc.	232,224

13,000	Southern Company	431,080

2,400	Westar Energy Inc.	53,520
	Total Electric Utilities	4,947,375
	Electrical Equipment – 0.7%

1,300	General Cable Corporation	35,100

1,000	Hubbell Incorporated, Class B	50,430

41,660	Rockwell Automation, Inc.	2,347,958

200	Roper Industries Inc.	11,568

700	Thomas & Betts Corporation	27,468
	Total Electrical Equipment	2,472,524
	Electronic Components – 0.0%

600	AVX Group	8,520

3,500	Corning Incorporated	70,735

3,800	Vishay Intertechnology Inc., (2)	38,874
	Total Electronic Components	118,129
	Electronic Equipment & Instruments – 0.1%

1,300	Arrow Electronics, Inc.	39,169

1,700	Avnet Inc.	51,000

3,200	Ingram Micro, Inc., Class A, (2)	56,160

2,300	Jabil Circuit Inc.	37,237

2,000	Molex Inc.	41,720

1,700	Tech Data Corporation, (2)	71,230
	Total Electronic Equipment & Instruments	296,516
	Energy Equipment & Services – 1.9%

200	Atwood Oceanics Inc., (2)	6,926

5,600	Baker Hughes Incorporated	262,304

6,600	BJ Services Company	141,240

300	Cooper Cameron Corporation, (2)	12,858

800	Exterran Holdings, Inc., (2)	19,336

145,150	Halliburton Company	4,373,370

3,500	Helix Energy Solutions Group, (2)	45,605

1,500	Helmerich & Payne Inc.	57,120

8,200	Nabors Industries Inc., (2)	160,966

8,800	National-Oilwell Varco Inc.	357,104

1,200	Oil States International Inc., (2)	54,408

3,300	Patterson-UTI Energy, Inc.	46,101

1,800	Pride International Inc., (2)	54,198

Nuveen Investments	103

Portfolio of Investments (Unaudited)

Nuveen Multi-Manager Large-Cap Value Fund (continued)

March 31, 2010

Shares	Description (1)	Value
	Energy Equipment & Services (continued)

2,400	Rowan Companies Inc.	$69,864

9,800	Schlumberger Limited	621,908

500	SeaCor Smit Inc., (2)	40,330

100	Seahawk Drilling Inc., (2)	1,885

1,800	Smith International, Inc.	77,076

1,600	Superior Energy Services, Inc., (2)	33,632

1,000	Tidewater Inc.	47,270

1,100	Unit Corporation, (2)	46,508
	Total Energy Equipment & Services	6,530,009
	Food & Staples Retailing – 0.3%

700	BJ’s Wholesale Club, (2)	25,893

14,600	CVS Caremark Corporation	533,776

1,700	Kroger Co.	36,822

12,500	Rite Aid Corporation	18,750

8,700	Safeway Inc.	216,282

4,800	SUPERVALU INC.	80,064

500	Whole Foods Market, Inc.	18,075
	Total Food & Staples Retailing	929,662
	Food Products – 1.8%

4,100	Archer-Daniels-Midland Company	118,490

1,800	Bunge Limited	110,934

900	Campbell Soup Company	31,815

8,500	ConAgra Foods, Inc.	213,095

1,200	Corn Products International, Inc.	41,592

3,400	Del Monte Foods Company	49,640

200	Flowers Foods Inc.	4,948

3,200	General Mills, Inc.	226,528

1,000	H.J. Heinz Company	45,610

24,290	Hershey Foods Corporation	1,039,855

900	Hormel Foods Corporation	37,809

2,200	JM Smucker Company	132,572

23,200	Kraft Foods Inc.	701,568

1,500	Mead Johnson Nutrition Company, Class A Shares	78,045

800	Ralcorp Holdings Inc., (2)	54,224

10,300	Sara Lee Corporation	143,479

52,240	Smithfield Foods, Inc., (2)	1,083,458

107,350	Tyson Foods, Inc., Class A	2,055,753
	Total Food Products	6,169,415
	Gas Utilities – 0.2%

1,600	AGL Resources Inc.	61,840

2,200	Atmos Energy Corporation	62,854

1,400	Energen Corporation	65,142

1,300	National Fuel Gas Company	65,715

2,500	ONEOK, Inc.	114,125

104	Nuveen Investments

Shares	Description (1)	Value
	Gas Utilities (continued)

3,200	Questar Corporation	$138,240

2,100	UGI Corporation	55,734
	Total Gas Utilities	563,650
	Health Care Equipment & Supplies – 1.6%

12,800	Boston Scientific Corporation, (2)	92,416

4,100	CareFusion Corporation, (2)	108,363

900	Cooper Companies, Inc.	34,992

79,350	Covidien PLC	3,989,718

700	Hill Rom Holdings Inc.	19,047

53,930	Hologic Inc., (2)	999,862

800	Inverness Medical Innovation, (2)	31,160

700	Kinetic Concepts Inc., (2)	33,467

400	Teleflex Inc.	25,628

3,600	Zimmer Holdings, Inc., (2)	213,120
	Total Health Care Equipment & Supplies	5,547,773
	Health Care Providers & Services – 1.5%

5,000	Aetna Inc.	175,550

600	AmerisourceBergen Corporation	17,352

1,000	Brookdale Senior Living Inc.	20,830

6,400	Cardinal Health, Inc.	230,592

4,700	CIGNA Corporation	171,926

1,400	Community Health Systems, Inc., (2)	51,702

2,500	Coventry Health Care, Inc., (2)	61,800

16,550	Davita Inc., (2)	1,049,270

100	Emdeon Inc., Class A, (2)	1,652

1,600	Health Net Inc., (2)	39,792

2,500	Humana Inc.	116,925

1,000	Lifepoint Hospitals Inc., (2)	36,780

200	Lincare Holdings, (2)	8,976

2,100	McKesson HBOC Inc.	138,012

500	Medax Inc., (2)	29,095

1,000	Omnicare, Inc.	28,290

26,380	Quest Diagnostics Incorporated	1,537,690

4,100	Tenet Healthcare Corporation, (2)	23,452

23,200	UnitedHealth Group Incorporated	757,944

1,500	Universal Health Services, Inc., Class B	52,635

8,600	Wellpoint Inc., (2)	553,668
	Total Health Care Providers & Services	5,103,933
	Hotels, Restaurants & Leisure – 0.6%

1,200	Boyd Gaming Corporation	11,856

4,400	Carnival Corporation, ADR	171,072

300	Choice Hotels International, Inc.	10,443

300	Hyatt Hotels Corporation, Class A, (2)	11,688

800	International Game Technology	14,760

600	Intl Speedway Corporation	15,462

Nuveen Investments	105

Portfolio of Investments (Unaudited)

Nuveen Multi-Manager Large-Cap Value Fund (continued)

March 31, 2010

Shares	Description (1)	Value
	Hotels, Restaurants & Leisure (continued)

1,400	Las Vegas Sands, (2)	$29,610

1,900	Marriott International, Inc., Class A	59,888

16,850	McDonald’s Corporation	1,124,232

1,900	MGM Mirage Inc.	22,800

900	Penn National Gaming, Inc., (2)	25,020

2,400	Royal Caribbean Cruises Limited, (2)	79,176

2,700	Starwood Hotels & Resorts Worldwide, Inc.	125,928

3,000	Wendy’s International, Inc.	15,000

2,400	Wyndham Worldwide Corporation	61,752

1,100	Wynn Resorts Ltd	83,413
	Total Hotels, Restaurants & Leisure	1,862,100
	Household Durables – 0.7%

3,800	D.R. Horton, Inc.	47,880

2,700	Fortune Brands Inc.	130,977

400	Garmin Limited	15,392

600	Harman International Industries Inc., (2)	28,068

2,100	Jarden Corporation	69,909

1,400	KB Home	23,450

1,100	Leggett and Platt Inc.	23,804

3,000	Lennar Corporation, Class A	51,630

400	MDC Holdings Inc.	13,844

1,100	Mohawk Industries Inc., (2)	59,818

90,720	Newell Rubbermaid Inc.	1,378,944

100	NVR Inc.	72,650

3,000	Pulte Corporation	33,750

3,200	Stanley Black & Decker Inc.	183,712

1,300	Toll Brothers Inc., (2)	27,040

2,000	Whirlpool Corporation	174,500
	Total Household Durables	2,335,368
	Household Products – 0.3%

200	Clorox Company	12,828

200	Energizer Holdings Inc., (2)	12,552

900	Kimberly-Clark Corporation	56,592

15,700	Procter & Gamble Company	993,339
	Total Household Products	1,075,311
	Independent Power Producers & Energy Traders – 0.8%

3,600	AES Corporation	39,600

2,900	Calpine Corporation, (2)	34,481

69,030	Constellation Energy Group	2,423,643

10,100	Dynegy Inc.	12,726

5,000	Mirant Corporation, (2)	54,300

7,600	NRG Energy Inc., (2)	158,840

7,900	RRI Energy Inc., (2)	29,151
	Total Independent Power Producers & Energy Traders	2,752,741

106	Nuveen Investments

Shares	Description (1)	Value
	Industrial Conglomerates – 1.4%

900	Carlisle Companies Inc.	$34,290

198,200	General Electric Company	3,607,240

49,500	Textron Inc.	1,050,885
	Total Industrial Conglomerates	4,692,415
	Industrial REIT – 0.1%

2,600	AMB Property Corp.	70,824

10,000	ProLogis	132,000
	Total Industrial REIT	202,824
	Insurance – 5.2%

45,000	AFLAC Incorporated	2,443,050

102	Alleghany Corporation, Term Loan	29,662

1,300	Allied World Assurance Holdings	58,305

58,550	Allstate Corporation	1,891,751

2,100	American Financial Group Inc.	59,745

2,100	American International Group	71,694

300	American National Insurance Company	34,062

56,900	Aon Corporation, (2)	2,430,199

1,100	Arch Capital Group Limited, (2)	83,875

100	Arthur J. Gallagher & Co.	2,455

2,000	Aspen Insurance Holdings Limited	57,680

2,100	Assurant Inc.	72,198

2,400	Axis Capital Holdings Limited	75,024

400	Brown & Brown Inc.	7,168

6,100	Chubb Corporation	316,285

2,700	Cincinnati Financial Corporation	78,030

300	CNA Financial Corporation	8,016

900	Endurance Specialty Holdings, Limited	33,435

100	Erie Indemnity Company	4,313

1,300	Everest Reinsurance Group Ltd	105,209

3,200	Fidelity National Title Group Inc., Class A	47,424

1,800	First American Corporation	60,912

11,200	Genworth Financial Inc., Class A	205,408

900	Hanover Insurance Group Inc.	39,249

12,600	Hartford Financial Services Group, Inc.	358,092

2,200	HCC Insurance Holdings Inc.	60,720

64,230	Lincoln National Corporation	1,971,861

8,300	Loews Corporation	309,424

100	Markel Corporation, (2)	37,466

7,400	Marsh & McLennan Companies, Inc.	180,708

1,900	MBIA Inc.	11,913

500	Mercury General Corporation	21,860

11,300	MetLife, Inc.	489,742

147,455	Old Republic International Corporation	1,869,729

500	OneBeacon Insurance Group Limited, Class A	8,625

1,700	PartnerRe Limited	135,524

Nuveen Investments	107

Portfolio of Investments (Unaudited)

Nuveen Multi-Manager Large-Cap Value Fund (continued)

March 31, 2010

Shares	Description (1)	Value
	Insurance (continued)

9,400	Progressive Corporation	$179,446

2,900	Protective Life Corporation	63,771

38,280	Prudential Financial, Inc.	2,315,940

1,700	Reinsurance Group of America Inc.	89,284

1,200	RenaisasnceRE Holdings, Limited	68,112

1,100	StanCorp Financial Group Inc.	52,393

1,800	Torchmark Corporation	96,318

700	Transatlantic Holdings Inc.	36,960

10,500	Travelers Companies, Inc.	566,370

900	Unitrin, Inc.	25,245

6,700	Unum Group	165,959

1,500	Valdius Holdings Limited	41,295

100	White Mountain Insurance Group	35,500

1,800	WR Berkley Corporation	46,962

9,000	XL Capital Ltd, Class A	170,100
	Total Insurance	17,624,468
	Internet & Catalog Retail – 0.1%

300	Expedia, Inc.	7,488

14,200	Liberty Media Holding Corporation Interactive, Class A, (2)	217,402
	Total Internet & Catalog Retail	224,890
	Internet Software & Services – 0.2%

4,200	AOL Inc., (2)	106,176

13,900	eBay Inc., (2)	374,605

1,000	IAC/InterActiveCorp., (2)	22,740

800	Monster Worldwide Inc., (2)	13,288

800	Yahoo! Inc., (2)	13,224
	Total Internet Software & Services	530,033
	IT Services – 1.6%

44,800	Accenture Limited	1,879,360

3,000	Amdocs Limited, (2)	90,330

900	Broadridge Financial Solutions, Inc.	19,242

3,300	Computer Sciences Corporation, (2)	179,817

1,800	Convergys Corporation, (2)	22,068

100	DST Systems Inc.	4,145

1,900	Fidelity National Information Services	44,536

1,200	SAIC, Inc., (2)	21,240

600	Total System Services Inc.	9,396

35,960	Visa Inc.	3,273,439
	Total IT Services	5,543,573
	Leisure Equipment & Products – 0.0%

800	Hasbro, Inc.	30,624

1,500	Mattel, Inc.	34,110
	Total Leisure Equipment & Products	64,734
	Life Sciences Tools & Services – 0.1%

300	Charles River Laboratories International, Inc., (2)	11,793

300	Life Technologies Corporation, (2)	15,681

108	Nuveen Investments

Shares	Description (1)	Value
	Life Sciences Tools & Services (continued)

1,400	Perkinelmer Inc.	$33,460

5,600	Thermo Fisher Scientific, Inc., (2)	288,064
	Total Life Sciences Tools & Services	348,998
	Machinery – 3.8%

1,700	AGCO Corporation	60,979

1,300	Bucyrus International, Inc.	85,787

80,930	Caterpillar Inc.	5,086,451

400	Crane Company	14,200

25,150	Cummins Inc.	1,558,043

1,300	Danaher Corporation	103,883

5,500	Deere & Company	327,030

1,000	Dover Corporation	46,750

3,000	Eaton Corporation	227,310

1,000	Gardner Denver, Inc.	44,040

500	Graco Inc.	16,000

400	Harsco Corporation	12,776

500	IDEX Corporation	16,550

7,400	Illinois Tool Works, Inc.	350,464

200	Joy Global Inc.	11,320

1,100	Kennametal Inc.	30,932

700	Lincoln Electric Holdings Inc.	38,031

2,900	Manitowoc Company Inc.	37,700

54,680	Oshkosh Truck Corporation, (2)	2,205,791

300	PACCAR Inc.	13,002

37,450	Parker Hannifin Corporation	2,424,513

1,100	Pentair, Inc.	39,182

800	Snap-on Incorporated	34,672

800	SPX Corporation	53,056

1,800	Terex Corporation	40,878

2,100	Timken Company	63,021

2,100	Trinity Industries Inc.	41,916

100	WABCO Holdings Inc., (2)	2,992
	Total Machinery	12,987,269
	Marine – 0.0%

800	Alexander and Bald, Inc.	26,440

700	Kirby Corporation	26,705
	Total Marine	53,145
	Media – 4.8%

52,340	Cablevision Systems Corporation	1,263,488

12,600	CBS Corporation, Class B	175,644

700	Central European Media Enterprises Limited, (2)	20,517

1,000	Clear Channel Outdoor Holdings Inc., Class A, (2)	10,610

168,560	Comcast Corporation, Class A	3,172,299

68,160	DIRECTV Group, Inc.	2,304,490

300	Discovery Communications Inc., Class C Shares, (2)	8,823

Nuveen Investments	109

Portfolio of Investments (Unaudited)

Nuveen Multi-Manager Large-Cap Value Fund (continued)

March 31, 2010

Shares	Description (1)	Value
	Media (continued)

1,500	Dreamworks Animation SKG Inc., (2)	$59,085

4,400	Echostar Communications Corporation, Variable Prepaid Forward	91,608

6,100	Gannett Company Inc.	100,772

300	Interactive Data Corporation	9,600

8,700	Interpublic Group Companies, Inc.	72,384

24,010	Lamar Advertising Company, (2)	824,744

7,200	Liberty Global Inc, A Shares, (2)	209,952

2,300	Liberty Media Holding Corporation, Capital Tracking Stock, Class A, (2)	83,651

2,500	Liberty Media Starz, (2)	136,700

12,660	Madison Square Garden Inc., (2)	275,102

600	Meredith Corporation	20,646

2,100	New York Times, Class A	23,373

47,900	News Corporation, Class A	690,239

600	Regal Entertainment Group, Class A	10,542

500	Scripps Networks Interactive, Class A Shares	22,175

8,200	Time Warner Cable, Class A	437,142

21,100	Time Warner Inc.	659,797

122,700	Viacom Inc., Class B, (2)	4,218,426

7,600	Virgin Media, Inc.	131,176

31,600	Walt Disney Company	1,103,156

800	Warner Music Group Corporation	5,528

100	Washington Post Company	44,418
	Total Media	16,186,087
	Metals & Mining – 3.2%

2,000	AK Steel Holding Corporation	45,720

8,700	Alcoa Inc.	123,888

1,500	Allegheny Technologies, Inc.	80,985

800	Carpenter Technology Inc.	29,280

20,490	Cliffs Natural Resources Inc.	1,453,766

3,500	Commercial Metals Company	52,710

200	Compass Minerals International, Inc.	16,046

30,263	Freeport-McMoRan Copper & Gold, Inc.	2,528,171

64,000	Newmont Mining Corporation	3,259,520

4,200	Nucor Corporation	190,596

1,700	Reliance Steel & Aluminum Company	83,691

300	Royal Gold, Inc.	13,863

100	Schnitzer Steel Industries, Inc.	5,253

800	Southern Copper Corporation	25,336

71,124	Steel Dynamics Inc.	1,242,536

1,200	Titanium Metals Corporation	19,908

25,200	United States Steel Corporation	1,600,704
	Total Metals & Mining	10,771,973
	Mortgage REIT – 0.1%

19,500	Annaly Capital Management Inc.	335,010

12,900	Chimera Investments Corporation	50,181
	Total Mortgage REIT	385,191

110	Nuveen Investments

Shares	Description (1)	Value
	Multiline Retail – 0.5%

1,400	Big Lots, Inc., (2)	$50,988

100	Dollar General Corporation, (2)	2,525

4,100	J.C. Penney Company, Inc.	131,897

300	Kohl’s Corporation, (2)	16,434

67,120	Macy’s, Inc.	1,461,202

1,000	Sears Holding Corporation, (2)	108,430
	Total Multiline Retail	1,771,476
	Multi-Utilities – 0.9%

2,400	Alliant Energy Corporation	79,824

5,900	Ameren Corporation	153,872

1,500	CenterPoint Energy, Inc.	21,540

5,300	CMS Energy Corporation	81,938

5,500	Consolidated Edison, Inc.	244,970

10,400	Dominion Resources, Inc.	427,544

4,100	DTE Energy Company	182,860

1,500	Integrys Energy Group, Inc.	71,070

3,200	MDU Resources Group Inc.	69,056

7,900	NiSource Inc.	124,820

1,800	NSTAR	63,756

2,000	OGE Energy Corp.	77,880

7,200	PG&E Corporation	305,424

9,100	Public Service Enterprise Group Incorporated	268,632

2,300	Scana Corporation	86,457

4,400	Sempra Energy	219,560

5,000	TECO Energy, Inc.	79,450

1,600	Vectren Corporation	39,552

1,900	Wisconsin Energy Corporation	93,879

9,200	Xcel Energy, Inc.	195,040
	Total Multi-Utilities	2,887,124
	Office Electronics – 0.1%

20,800	Xerox Corporation	202,800

100	Zebra Technologies Corporation, Class A, (2)	2,960
	Total Office Electronics	205,760
	Office REIT – 0.6%

600	Alexandria Real Estate Equities Inc.	40,560

18,930	Boston Properties, Inc.	1,428,079

3,000	Brandywine Realty Trust	36,630

900	Corporate Office Properties	36,117

2,300	Douglas Emmett Inc.	35,351

4,600	Duke Realty Corporation	57,040

6,200	HRPT Properties Trust	48,236

1,700	Mack-Cali Realty Corporation	59,925

1,900	SL Green Realty Corporation	108,813
	Total Office REIT	1,850,751

Nuveen Investments	111

Portfolio of Investments (Unaudited)

Nuveen Multi-Manager Large-Cap Value Fund (continued)

March 31, 2010

Shares	Description (1)	Value
	Oil, Gas & Consumable Fuels – 12.5%

26,380	Anadarko Petroleum Corporation	$1,921,255

5,900	Apache Corporation	598,850

2,800	Arch Coal Inc.	63,980

29,580	Cabot Oil & Gas Corporation	1,088,544

64,930	Chesapeake Energy Corporation	1,534,945

83,500	Chevron Corporation	6,331,805

39,040	Cimarex Energy Company	2,318,195

600	Comstock Resources Inc., (2)	19,080

1,400	Concho Resources Inc., (2)	70,504

82,750	ConocoPhillips	4,234,318

25,830	Continental Resources Inc., (2)	1,099,067

3,000	Denbury Resources Inc., (2)	50,610

32,620	Devon Energy Corporation	2,101,707

7,100	El Paso Corporation	76,964

4,600	EOG Resources, Inc.	427,524

300	Exco Resources Inc.	5,514

58,700	Exxon Mobil Corporation	3,931,726

1,600	Forest Oil Corporation	41,312

300	Frontier Oil Corporation	4,050

800	Frontline Limited	24,504

27,240	Hess Corporation	1,703,862

107,000	Marathon Oil Corporation	3,385,480

300	Mariner Energy Inc., (2)	4,491

300	Massey Energy Company	15,687

3,100	Murphy Oil Corporation	174,189

50,230	Newfield Exploration Company, (2)	2,614,472

3,000	Noble Energy, Inc.	219,000

75,883	Occidental Petroleum Corporation	6,415,149

700	Overseas Shipholding Group Inc.	27,461

2,100	Pioneer Natural Resources Company	118,272

2,300	Plains Exploration & Production Company, (2)	68,977

1,800	Range Resources Corporation	84,366

2,000	SandRidge Energy Inc., (2)	15,400

2,500	Southern Union Company	63,425

12,600	Spectra Energy Corporation	283,878

1,000	St Mary Land and Exploration Company	34,810

1,400	Sunoco, Inc.	41,594

700	Teekay Shipping Corporation	15,918

1,800	Tesoro Corporation	25,020

8,200	Valero Energy Corporation	161,540

1,100	Whiting Petroleum Corporation, (2)	88,924

12,000	Williams Companies, Inc.	277,200

11,700	XTO Energy, Inc.	552,006
	Total Oil, Gas & Consumable Fuels	42,335,575

112	Nuveen Investments

Shares	Description (1)	Value
	Paper & Forest Products – 0.2%

12,000	International Paper Company	$295,320

4,000	MeadWestvaco Corporation	102,200

2,600	Weyerhaeuser Company	117,702
	Total Paper & Forest Products	515,222
	Personal Products – 0.0%

200	Alberto Culver Company	5,230

400	NBTY Inc., (2)	19,192
	Total Personal Products	24,422
	Pharmaceuticals – 6.4%

101,020	Bristol-Myers Squibb Company	2,697,234

7,800	Eli Lilly and Company	282,516

1,700	Endo Pharmaceuticals Holdings Inc., (2)	40,273

4,600	Forest Laboratories, Inc., (2)	144,256

26,860	Johnson & Johnson	1,751,272

4,000	King Pharmaceuticals Inc., (2)	47,040

118,839	Merck & Company Inc.	4,438,637

1,400	Mylan Laboratories Inc.	31,794

357,550	Pfizer Inc.	6,131,983

105,100	Sanofi-Aventis, Sponsored ADR	3,926,536

54,740	Watson Pharmaceuticals Inc., (2)	2,286,490
	Total Pharmaceuticals	21,778,031
	Professional Services – 0.2%

400	Equifax Inc.	14,320

1,300	Manpower Inc.	74,256

18,000	Robert Half International Inc.	547,740

200	Verisk Analytics Inc, Class A Shares, (2)	5,640
	Total Professional Services	641,956
	Real Estate Management & Development – 0.0%

2,200	Forest City Enterprises, Inc.	31,702

800	Jones Lang LaSalle Inc.	58,312
	Total Real Estate Management & Development	90,014
	Residential REIT – 0.2%

2,400	Apartment Investment & Management Company, Class A	44,184

1,500	AvalonBay Communities, Inc.	129,525

1,000	BRE Properties, Inc.	35,750

1,300	Camden Property Trust	54,119

5,100	Equity Residential	199,665

500	Essex Property Trust Inc.	44,975

2,900	UDR Inc.	51,156
	Total Residential REIT	559,374
	Retail REIT – 0.8%

800	Federal Realty Investment Trust	58,248

70,900	Kimco Realty Corporation	1,108,876

2,300	Macerich Company	88,113

1,900	Realty Income Corporation	58,311

Nuveen Investments	113

Portfolio of Investments (Unaudited)

Nuveen Multi-Manager Large-Cap Value Fund (continued)

March 31, 2010

Shares	Description (1)	Value
	Retail REIT (continued)

1,300	Regency Centers Corporation	$48,711

2,500	Simon Property Group, Inc.	209,750

26,590	Taubman Centers Inc.	1,061,473

2,200	Weingarten Realty Trust	47,432
	Total Retail REIT	2,680,914
	Road & Rail – 1.8%

600	Con-Way, Inc.	21,072

63,050	CSX Corporation	3,209,245

6,000	Hertz Global Holdings, Inc., (2)	59,940

1,000	Kansas City Southern Industries	36,170

46,110	Norfolk Southern Corporation	2,577,088

1,500	Ryder System, Inc.	58,140

4,000	Union Pacific Corporation	293,200
	Total Road & Rail	6,254,855
	Semiconductors & Equipment – 3.0%

4,700	Advanced Micro Devices, Inc., (2)	43,569

15,500	Applied Materials, Inc.	208,940

4,300	Atmel Corporation, (2)	21,629

200	Cypress Semiconductor Corporation, (2)	2,300

2,700	Fairchild Semiconductor International Inc., Class A, (2)	28,755

1,200	Integrated Device Technology, Inc., (2)	7,356

159,660	Intel Corporation	3,554,032

500	International Rectifier Corporation, (2)	11,450

900	Intersil Holding Corporation, Class A	13,284

56,170	KLA-Tencor Corporation	1,736,776

7,800	LSI Logic Corporation, (2)	47,736

58,790	Marvell Technology Group Ltd., (2)	1,198,140

800	Maxim Integrated Products, Inc.	15,512

300	Microchip Technology Incorporated	8,448

13,500	Micron Technology, Inc.	140,265

500	Novellus Systems, Inc., (2)	12,500

3,000	PMC-Sierra, Inc., (2)	26,760

131,650	Texas Instruments Incorporated	3,221,476
	Total Semiconductors & Equipment	10,298,928
	Software – 0.1%

2,600	Activision Blizzard Inc.	31,356

1,200	Autodesk, Inc.	35,304

1,300	CA Inc.	30,511

3,300	Compuware Corporation, (2)	27,720

1,900	Novell Inc., (2)	11,381

300	Nuance Communications, Inc., (2)	4,992

400	Rovi Corporation, (2)	14,852

700	Synopsys Inc., (2)	15,659
	Total Software	171,775

114	Nuveen Investments

Shares	Description (1)	Value
	Specialized REIT – 0.2%

3,100	Health Care Property Investors Inc.	$102,300

1,000	Health Care REIT, Inc.	45,230

2,500	Hospitality Properties Trust	59,875

11,300	Host Hotels & Resorts Inc.	165,545

500	Nationwide Health Properties, Inc.	17,575

1,600	Plum Creek Timber Company	62,256

800	Rayonier Inc.	36,344

2,500	Senior Housing Properties Trust	55,375

2,900	Ventas Inc.	137,692
	Total Specialized REIT	682,192
	Specialty Retail – 2.9%

600	Abercrombie & Fitch Co., Class A	27,384

1,200	AutoNation Inc., (2)	21,696

700	Barnes & Noble Inc.	15,134

900	CarMax, Inc., (2)	22,608

200	Chico’s FAS, Inc.	2,884

1,500	Foot Locker, Inc.	22,560

300	GameStop Corporation, (2)	6,573

1,000	Gap, Inc.	23,110

104,460	Home Depot, Inc.	3,379,281

1,700	Limited Brands, Inc.	41,854

189,200	Lowe’s Companies, Inc.	4,586,208

5,500	Office Depot, Inc., (2)	43,890

600	Penske Auto Group, Inc.	8,652

2,000	RadioShack Corporation	45,260

200	Sherwin-Williams Company	13,536

2,000	Signet Jewelers Limited, (2)	64,680

200	Tiffany & Co.	9,498

50,010	Williams-Sonoma Inc.	1,314,763
	Total Specialty Retail	9,649,571
	Textiles, Apparel & Luxury Goods – 0.0%

300	Phillips-Van Heusen Corporation	17,208

100	Polo Ralph Lauren Corporation	8,504

1,200	VF Corporation	96,180
	Total Textiles, Apparel & Luxury Goods	121,892
	Thrifts & Mortgage Finance – 1.0%

3,000	First Niagara Financial Group Inc.	42,660

84,590	Hudson City Bancorp, Inc.	1,197,794

125,010	New York Community Bancorp, Inc.	2,067,665

5,000	People’s United Financial, Inc.	78,200

900	TFS Financial Corporation	12,015

1,900	Washington Federal Inc.	38,608
	Total Thrifts & Mortgage Finance	3,436,942

Nuveen Investments	115

Portfolio of Investments (Unaudited)

Nuveen Multi-Manager Large-Cap Value Fund (continued)

March 31, 2010

Shares	Description (1)	Value
	Tobacco – 0.4%

300	Lorillard Inc.	$22,572

22,870	Philip Morris International	1,192,899

3,500	Reynolds American Inc.	188,930
	Total Tobacco	1,404,401
	Trading Companies & Distributors – 0.0%

600	GATX Corporation	17,190

400	WESCO International Inc., (2)	13,884
	Total Trading Companies & Distributors	31,074
	Water Utilities – 0.0%

1,100	American Water Works Company	23,936

1,800	Aqua America Inc.	31,626
	Total Water Utilities	55,562
	Wireless Telecommunication Services – 1.0%

1,200	CLearwire Corporation, (2)	8,580

3,100	Crown Castle International Corporation, (2)	118,513

200	Leap Wireless International, Inc., (2)	3,272

3,400	NII Holdings Inc., Class B, (2)	141,644

67,300	Sprint Nextel Corporation	255,740

1,600	Telephone and Data Systems Inc.	54,160

300	United States Cellular Corporation, (2)	12,414

123,950	Vodafone Group PLC, Sponsored ADR	2,886,788
	Total Wireless Telecommunication Services	3,481,111
	Total Common Stocks (cost $278,723,176)	333,702,519

Shares	Description (1)	Value
	INVESTMENT COMPANIES – 0.5%

28,000	i-Shares Russell 1000 Value Index Fund	$1,709,960
	Total Investment Companies (cost $1,315,860)	1,709,960

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 1.0%

$3,417	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/10, repurchase price $3,416,947, collateralized by $3,465,000 U.S. Treasury Notes, 3.250%, due 12/31/16, value $3,486,656	0.000%	4/01/10	$3,416,947
	Total Short-Term Investments (cost $3,416,947)			3,416,947
	Total Investments (cost $283,455,983) – 99.9%			338,829,426
	Other Assets Less Liabilities – 0.1%			270,617
	Net Assets – 100%			$339,100,043

Fair Value Measurements

In determining the value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

116	Nuveen Investments

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of March 31, 2010:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$333,702,519	$—	$—	$333,702,519
Investment Companies	1,709,960	—	—	1,709,960
Short-Term Investments	3,416,947	—	—	3,416,947
Total	$338,829,426	$—	$—	$338,829,426

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At March 31, 2010, the cost of investments was $296,811,513.

Gross unrealized appreciation and gross unrealized depreciation of investments at March 31, 2010, were as follows:

Gross unrealized:
Appreciation	$61,019,834
Depreciation	(19,001,921)
Net unrealized appreciation (depreciation) of investments	$42,017,913

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

ADR	American Depositary Receipt.

Nuveen Investments	117

Portfolio of Investments (Unaudited)

Nuveen NWQ Equity Income Fund

March 31, 2010

Shares	Description (1)	Value
	COMMON STOCKS – 96.6%

	Aerospace & Defense – 7.0%

550	Lockheed Martin Corporation	$45,771

550	Raytheon Company	31,416
	Total Aerospace & Defense	77,187
	Chemicals – 2.2%

400	Mosaic Company, (2)	24,308
	Commercial Banks – 2.3%

800	Wells Fargo & Company	24,896
	Commercial Services & Supplies – 3.2%

1,450	Pitney Bowes Inc.	35,453
	Communications Equipment – 3.0%

4,700	Motorola, Inc. (3)	32,994
	Containers & Packaging – 1.0%

450	Packaging Corp. of America	11,075
	Diversified Financial Services – 5.9%

1,400	Bank of America Corporation	24,990

9,800	Citigroup Inc., (2)(3)	39,690
	Total Diversified Financial Services	64,680
	Diversified Telecommunication Services – 4.6%

550	AT&T Inc.	14,212

2,900	Frontier Communications Corporation	21,576

500	Verizon Communications Inc.	15,510
	Total Diversified Telecommunication Services	51,298
	Food & Staples Retailing – 1.8%

900	Kroger Co.	19,494
	Household Products – 2.8%

500	Kimberly-Clark Corporation	31,440
	Insurance – 20.9%

800	Aon Corporation	34,168

1,900	Genworth Financial Inc., Class A, (2)(3)	34,846

1,700	Hartford Financial Services Group, Inc.	48,313

750	Loews Corporation	27,960

950	MetLife, Inc.	41,173

900	Symetra Financial Corporation, (3)	11,862

600	Travelers Companies, Inc.	32,364
	Total Insurance	230,686
	Machinery – 1.1%

600	Trinity Industries Inc.	11,976
	Media – 3.4%

1,100	Viacom Inc., Class B, (3)	37,818
	Metals & Mining – 7.5%

600	AngloGold Ashanti Limited, Sponsored ADR, (2)	22,770

900	Barrick Gold Corporation	34,506

550	Nucor Corporation	24,959
	Total Metals & Mining	82,235

118	Nuveen Investments

Shares	Description (1)	Value
	Oil, Gas & Consumable Fuels – 9.2%

700	ConocoPhillips	$35,819

400	Eni S.p.A., Sponsored ADR	18,772

400	Exxon Mobil Corporation	26,792

350	Total SA, Sponsored ADR	20,307
	Total Oil, Gas & Consumable Fuels	101,690
	Pharmaceuticals – 9.4%

1,100	Merck & Company Inc.	41,085

1,800	Pfizer Inc.	30,870

850	Sanofi-Aventis, Sponsored ADR	31,756
	Total Pharmaceuticals	103,711
	Road & Rail – 1.3%

200	Union Pacific Corporation, (2)	14,660
	Software – 5.5%

1,800	CA Inc.	42,246

625	Microsoft Corporation	18,294
	Total Software	60,540
	Tobacco – 3.1%

650	Philip Morris International	33,904
	Wireless Telecommunication Services – 1.4%

650	Vodafone Group PLC, Sponsored ADR	15,139
	Total Common Stocks (cost $989,989)	1,065,184

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value
	CORPORATE BONDS – 3.7%

	Insurance – 3.7%

$40	Genworth Financial Inc.	5.750%	6/15/14	BBB	$40,897
	Total Corporate Bonds (cost $36,649)				40,897
	Total Investments (cost $1,026,638) – 100.3%				1,106,081
	Other Assets Less Liabilities – (0.3)%				(3,668)
	Net Assets – 100%				$1,102,413

Investments in Derivatives

Number of Contracts	Type	Notional Amount (5)	Expiration Date	Strike Price	Value
	Call Options Written – (1.3)%

(6)	AngloGold Ashanti Limited	$(24,000)	10/16/10	$40.0	$(1,980)
(40)	Citigroup Inc.	(16,000)	9/18/10	4.0	(1,860)
(19)	Genworth Financial Inc.	(28,500)	6/19/10	15.0	(7,220)
(4)	Mosaic Company	(24,000)	6/19/10	60.0	(1,970)
(2)	Union Pacific Corporation	(15,000)	8/21/10	75.0	(760)
(71)	Total Call Options Written (premiums received $9,652)	$(107,500)			$(13,790)

Nuveen Investments	119

Portfolio of Investments (Unaudited)

Nuveen NWQ Equity Income Fund (continued)

March 31, 2010

Fair Value Measurements

In determining the value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of March 31, 2010:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$1,065,184	$—	$—	$1,065,184
Corporate Bonds	—	40,897	—	40,897
Derivatives:
Call Options Written	(13,790)	—	—	(13,790)
Total	$1,051,394	$40,897	$—	$1,092,291

Derivative Instruments and Hedging Activities

The Fund records derivative instruments at fair value with changes in fair value recognized in the Statement of Operations, when applicable. Even though the Fund’s investments in derivatives may represent economic hedges, they are considered to be non-hedge transactions for financial reporting purposes.

The table below presents the fair value of all derivative instruments held by the Fund as of March 31, 2010, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

		Location on the Statement of Assets and Liabilities
Underlying Risk	Derivative Instrument	Asset Derivatives		Liability Derivatives
		Location	Value	Location	Value
Equity Price	Options	—	$—	Call options written, at value	$13,790

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At March 31, 2010, the cost of investments was $1,026,638.

Gross unrealized appreciation and gross unrealized depreciation of investments at March 31, 2010, were as follows:

Gross unrealized:
Appreciation	$90,310
Depreciation	(10,867)
Net unrealized appreciation (depreciation) of investments	$79,443

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Investment, or portion of investment, has been pledged as collateral for call options written.

(3)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(4)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.

(5)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.

ADR	American Depositary Receipt.

120	Nuveen Investments

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Trust

By (Signature and Title)	/s/ Kevin J. McCarthy
Vice President and Secretary

Date: May 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: May 28, 2010

By (Signature and Title)	/s/ Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: May 28, 2010